NYLIAC Variable Annuity Separate Account-III
Financial Statements

1

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities
As of December 31, 2020

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Bond— Service Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Emerging Markets Equity— Service Class
ASSETS:
Investment at net asset value	$106,930,066	$35,395,499	$139,819,196	$3,699,993	$242,877,765	$12,170,712	$43,337,889
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	10,997	(13,310)	(128,130)	(58)	(67,064)	(90)	(10,025)
Net receivable from (payable to) the Fund shares sold or purchased	(6,817)	14,699	133,566	200	76,707	562	11,751
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,023	1,259	5,295	139	9,306	423	1,607
Administrative charges	157	130	141	3	337	49	119

Total net assets	$106,930,066	$35,395,499	$139,819,196	$3,699,993	$242,877,765	$12,170,712	$43,337,889

Total shares outstanding	7,289,924	2,303,075	9,205,051	576,592	19,742,789	1,057,054	3,762,949
Net asset value per share (NAV)	$14.67	$15.37	$15.19	$6.42	$12.30	$11.51	$11.52
Total units outstanding	6,273,696	1,497,439	11,072,946	529,939	15,145,059	1,072,752	3,841,741
Variable accumulation unit value (lowest to highest)	$12.28 to $21.80	$16.49 to $25.73	$11.12 to $15.66	$6.20 to $7.85	$12.07 to $18.79	$10.92 to $11.37	$10.68 to $16.76
Identified cost of investment	$103,134,557	$33,457,636	$133,413,535	$4,421,107	$222,670,931	$9,334,234	$32,093,264

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
2

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class
ASSETS:
Investment at net asset value	$93,360,753	$159,903,554	$885,624	$300,989,709	$150,174,685	$181,048,401	$53,335,739
Dividends due and accrued	—	—	—	—	60,431	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(17,992)	(59,268)	—	(152,588)	(20,382)	(14,281)	23,007
Net receivable from (payable to) the Fund shares sold or purchased	21,619	65,582	36	164,303	(34,142)	21,321	(20,949)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,280	5,952	33	11,149	5,724	6,786	1,843
Administrative charges	347	362	3	566	183	254	215

Total net assets	$93,360,753	$159,903,554	$885,624	$300,989,709	$150,174,685	$181,048,401	$53,335,739

Total shares outstanding	6,172,000	10,733,007	71,727	24,490,619	17,021,494	14,516,272	3,070,655
Net asset value per share (NAV)	$15.13	$14.90	$12.35	$12.29	$8.82	$12.47	$17.37
Total units outstanding	3,651,777	7,057,667	50,468	18,820,496	11,926,799	9,593,099	1,467,352
Variable accumulation unit value (lowest to highest)	$23.08 to $31.54	$12.38 to $27.83	$16.99 to $17.68	$11.83 to $17.37	$10.99 to $13.85	$13.77 to $26.81	$17.35 to $40.71
Identified cost of investment	$87,913,451	$154,718,815	$814,484	$287,923,723	$151,688,724	$162,293,901	$49,955,861

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Income Builder— Service Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Common Stock— Service Class
ASSETS:
Investment at net asset value	$131,534,216	$—	$61,028,909	$164,644,181	$300,355,221	$80,217,447	$66,695,160
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(81,081)	—	(33,598)	(131,871)	(108,454)	(17,722)	(69,538)
Net receivable from (payable to) the Fund shares sold or purchased	86,147	—	35,980	138,249	119,969	20,808	72,109
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,959	—	2,361	5,717	11,190	2,759	2,463
Administrative charges	107	—	21	661	325	327	108

Total net assets	$131,534,216	$—	$61,028,909	$164,644,181	$300,355,221	$80,217,447	$66,695,160

Total shares outstanding	7,639,565	—	6,772,336	10,824,946	19,891,206	2,836,614	2,393,544
Net asset value per share (NAV)	$17.22	$—	$9.01	$15.21	$15.10	$28.28	$27.86
Total units outstanding	7,956,805	—	6,737,387	7,699,576	16,409,700	1,334,558	2,694,500
Variable accumulation unit value (lowest to highest)	$12.53 to $24.69	$—	$8.26 to $10.30	$20.59 to $21.52	$15.46 to $21.05	$23.86 to $70.25	$16.23 to $37.74
Identified cost of investment	$124,517,017	$—	$57,027,708	$126,516,632	$260,085,330	$65,122,542	$63,308,085

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Government— Service Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay Growth— Service Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class
ASSETS:
Investment at net asset value	$80,316,118	$287,095,616	$22,971,912	$79,527,410	$98,253,281	$26,998,940	$141,115,223
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(107,557)	138,822	(5,788)	(383,823)	(81,288)	(70,795)	(62,132)
Net receivable from (payable to) the Fund shares sold or purchased	110,695	(127,765)	6,693	386,917	85,066	71,895	67,642
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,834	10,743	823	3,005	3,361	1,029	4,973
Administrative charges	305	314	82	89	417	71	536

Total net assets	$80,316,117	$287,095,616	$22,971,912	$79,527,410	$98,253,281	$26,998,940	$141,115,224

Total shares outstanding	4,419,457	15,954,631	2,048,813	7,162,760	2,509,412	699,973	14,262,274
Net asset value per share (NAV)	$18.17	$17.99	$11.21	$11.10	$39.15	$38.57	$9.89
Total units outstanding	1,534,296	11,814,213	1,180,832	7,078,706	2,023,647	821,322	3,215,014
Variable accumulation unit value (lowest to highest)	$31.85 to $60.89	$17.39 to $38.17	$13.68 to $21.30	$10.24 to $13.11	$17.63 to $53.20	$19.11 to $35.33	$29.62 to $49.17
Identified cost of investment	$56,958,815	$213,583,112	$22,826,005	$78,811,877	$69,898,159	$19,347,345	$139,858,636

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay High Yield Corporate Bond— Service Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay International Equity— Service Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay Mid Cap Core— Service Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay S&P 500 Index— Service Class
ASSETS:
Investment at net asset value	$713,677,730	$21,395,364	$90,859,272	$41,786,511	$168,683,350	$192,592,372	$417,158,910
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(437,206)	(209)	(41,784)	(34,262)	(145,104)	(75,325)	(13,437)
Net receivable from (payable to) the Fund shares sold or purchased	465,139	1,058	45,384	35,902	151,653	82,743	29,377
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	27,251	774	3,413	1,485	6,257	6,651	15,429
Administrative charges	682	75	187	155	292	767	511

Total net assets	$713,677,730	$21,395,364	$90,859,272	$41,786,511	$168,683,350	$192,592,372	$417,158,910

Total shares outstanding	73,304,477	1,160,691	4,980,310	2,993,518	12,326,239	2,697,130	5,895,597
Net asset value per share (NAV)	$9.74	$18.43	$18.24	$13.96	$13.68	$71.41	$70.76
Total units outstanding	43,047,420	625,229	4,162,202	1,037,420	7,047,997	3,055,365	16,972,261
Variable accumulation unit value (lowest to highest)	$12.44 to $26.33	$23.78 to $40.19	$14.91 to $28.93	$40.24 to $44.82	$13.41 to $42.42	$26.79 to $75.12	$17.77 to $39.07
Identified cost of investment	$711,341,493	$16,531,909	$72,535,324	$40,613,157	$161,280,298	$93,932,993	$295,025,618

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class
ASSETS:
Investment at net asset value	$21,105,940	$90,266,366	$188,416,373	$73,976,449	$333,590,077	$368,873,038	$116,508,976
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(39,866)	(48,480)	(100,394)	(9,877)	(69,722)	(332,875)	83,297
Net receivable from (payable to) the Fund shares sold or purchased	40,700	52,058	107,728	12,822	82,806	347,464	(78,751)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	754	3,383	7,253	2,745	12,558	14,033	4,472
Administrative charges	80	195	81	200	526	556	74

Total net assets	$21,105,940	$90,266,366	$188,416,373	$73,976,449	$333,590,077	$368,873,038	$116,508,976

Total shares outstanding	1,800,080	7,772,203	18,445,430	11,301,879	28,091,559	30,609,330	12,336,041
Net asset value per share (NAV)	$11.73	$11.61	$10.21	$6.55	$11.88	$12.05	$9.44
Total units outstanding	1,914,089	6,530,299	15,961,647	11,684,981	19,254,989	19,447,466	10,559,952
Variable accumulation unit value (lowest to highest)	$10.95 to $11.03	$12.91 to $13.99	$10.90 to $12.61	$5.89 to $9.74	$12.68 to $20.99	$13.21 to $23.60	$10.43 to $11.64
Identified cost of investment	$19,588,347	$82,861,141	$182,737,497	$76,343,816	$312,784,588	$350,098,110	$109,155,576

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP T. Rowe Price Equity Income— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	MainStay VP Winslow Large Cap Growth— Service Class
ASSETS:
Investment at net asset value	$50,906,329	$43,173,699	$39,678,036	$81,905,527	$187,903,221	$57,758,707	$251,601,587
Dividends due and accrued	—	—	—	—	152	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	3,147	(10,335)	(3,126)	(7,943)	2,584,306	(69,749)	116,733
Net receivable from (payable to) the Fund shares sold or purchased	(1,127)	12,018	4,672	11,233	(2,577,039)	72,007	(106,951)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,833	1,593	1,402	3,110	7,168	2,035	9,519
Administrative charges	187	90	144	180	251	223	263

Total net assets	$50,906,329	$43,173,699	$39,678,036	$81,905,527	$187,903,221	$57,758,707	$251,601,587

Total shares outstanding	2,803,644	2,447,544	3,432,623	7,112,942	187,884,280	1,762,936	8,201,636
Net asset value per share (NAV)	$18.16	$17.64	$11.56	$11.52	$1.00	$32.76	$30.68
Total units outstanding	2,005,533	1,866,328	1,999,596	4,442,811	87,253,722	1,172,370	7,805,337
Variable accumulation unit value (lowest to highest)	$24.50 to $25.62	$18.93 to $26.58	$19.13 to $19.91	$13.21 to $19.56	$0.87 to $9.82	$26.57 to $57.53	$22.66 to $49.73
Identified cost of investment	$33,034,630	$32,180,230	$41,369,166	$86,659,494	$187,902,381	$41,101,452	$196,071,688

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III
ASSETS:
Investment at net asset value	$63,844,775	$62,731,211	$12,259,266	$41,793,985	$56,062,990	$108,093,190	$65,935,725
Dividends due and accrued	—	—	—	—	—	—	264,180
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(37,678)	(49,193)	3,435	116,504	(16,319)	38,722	11,267
Net receivable from (payable to) the Fund shares sold or purchased	40,048	51,467	(2,978)	(114,974)	18,407	(34,509)	(272,964)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,327	2,253	452	1,504	2,066	4,144	2,460
Administrative charges	43	21	5	26	22	69	23

Total net assets	$63,844,775	$62,731,211	$12,259,266	$41,793,985	$56,062,990	$108,093,190	$65,935,725

Total shares outstanding	2,449,915	4,461,679	387,094	356,482	1,806,153	6,635,555	8,698,218
Net asset value per share (NAV)	$26.06	$14.06	$31.67	$117.24	$31.04	$16.29	$7.55
Total units outstanding	5,094,519	5,153,584	684,913	2,164,171	3,423,634	7,207,717	5,186,871
Variable accumulation unit value (lowest to highest)	$12.40 to $12.59	$12.01 to $12.22	$16.30 to $18.70	$19.07 to $19.40	$14.69 to $17.59	$13.36 to $16.54	$12.25 to $12.98
Identified cost of investment	$56,564,032	$55,771,812	$9,366,673	$30,342,005	$41,813,809	$95,556,863	$62,774,897

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

9

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class
ASSETS:
Investment at net asset value	$28,830,868	$162,919,622	$15,526,957	$1,402,153	$41,466,210	$34,466,701	$7,182,595
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(53,974)	(37,538)	(1,497)	—	(14,607)	(53,304)	(84,791)
Net receivable from (payable to) the Fund shares sold or purchased	55,129	43,896	2,057	53	16,124	54,645	85,052
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,056	6,145	555	52	1,505	1,280	257
Administrative charges	99	213	5	1	12	61	4

Total net assets	$28,830,868	$162,919,622	$15,526,957	$1,402,153	$41,466,210	$34,466,701	$7,182,595

Total shares outstanding	786,011	4,798,811	302,906	327,606	4,163,274	2,146,121	211,377
Net asset value per share (NAV)	$36.68	$33.95	$51.26	$4.28	$9.96	$16.06	$33.98
Total units outstanding	540,388	3,871,521	1,003,604	175,823	3,415,717	1,671,419	692,810
Variable accumulation unit value (lowest to highest)	$51.69 to $78.98	$28.76 to $67.89	$15.23 to $15.54	$7.18 to $9.06	$11.87 to $12.77	$13.69 to $26.92	$10.23 to $10.41
Identified cost of investment	$18,222,418	$107,092,304	$13,445,146	$1,572,998	$39,205,174	$33,901,060	$6,117,038

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2
ASSETS:
Investment at net asset value	$72,332,670	$54,497,391	$143,798,885	$393,607,939	$8,702,207	$46,858,445	$123,481,451
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(15,283)	(126,616)	(64,980)	19,801	16,686	(47,892)	(19,500)
Net receivable from (payable to) the Fund shares sold or purchased	17,916	128,639	70,551	(4,419)	(16,369)	49,708	24,251
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,619	1,999	4,998	14,837	311	1,633	4,560
Administrative charges	14	24	573	545	6	183	191

Total net assets	$72,332,670	$54,497,391	$143,798,885	$393,607,939	$8,702,207	$46,858,445	$123,481,451

Total shares outstanding	5,287,476	4,814,257	2,985,237	8,423,025	590,380	1,960,604	5,327,069
Net asset value per share (NAV)	$13.68	$11.32	$48.17	$46.73	$14.74	$23.90	$23.18
Total units outstanding	6,502,509	5,454,823	1,945,804	13,307,009	641,277	1,250,559	6,163,594
Variable accumulation unit value (lowest to highest)	$10.91 to $11.19	$9.99 to $9.99	$40.91 to $83.80	$18.46 to $51.02	$13.42 to $13.62	$25.11 to $41.31	$13.95 to $28.39
Identified cost of investment	$66,998,817	$55,097,245	$91,802,477	$277,265,738	$6,754,899	$42,206,041	$111,252,264

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Government Money Market Portfolio— Investor Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$497,416,743	$9,963,186	$—	$171,507,153	$30,924,568	$2,789,353	$127,588,722
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	237,752	2,521	—	(160,244)	114,173	(2,156)	(110,738)
Net receivable from (payable to) the Fund shares sold or purchased	(211,964)	(2,146)	—	166,715	(113,024)	2,258	115,729
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	16,287	370	—	6,322	1,123	100	4,710
Administrative charges	9,501	5	—	149	26	2	281

Total net assets	$497,416,743	$9,963,186	$—	$171,507,153	$30,924,568	$2,789,353	$127,588,722

Total shares outstanding	43,825,264	877,814	—	2,254,004	807,641	255,435	3,421,526
Net asset value per share (NAV)	$11.35	$11.35	$—	$76.09	$38.29	$10.92	$37.29
Total units outstanding	41,066,506	814,794	—	4,749,578	2,126,396	240,073	4,529,221
Variable accumulation unit value (lowest to highest)	$12.11 to $12.11	$12.15 to $12.26	$—	$32.62 to $38.99	$14.45 to $14.58	$11.54 to $11.65	$14.32 to $44.60
Identified cost of investment	$426,277,652	$8,749,195	$—	$110,674,157	$27,931,112	$2,368,011	$106,377,479

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series II Shares	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares	Legg Mason/QS Aggressive Model Portfolio— Class II
ASSETS:
Investment at net asset value	$463,087	$—	$35,610,034	$29,462,095	$54,911,918	$38,064,558	$16,535,562
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	450	—	(9,089)	(12,138)	(55,160)	6,739	976,760
Net receivable from (payable to) the Fund shares sold or purchased	(432)	—	10,446	13,225	57,277	(5,255)	(976,198)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	17	—	1,344	1,066	1,884	1,415	556
Administrative charges	1	—	13	21	233	69	6

Total net assets	$463,087	$—	$35,610,034	$29,462,095	$54,911,918	$38,064,558	$16,535,562

Total shares outstanding	17,209	—	850,287	336,864	863,123	613,945	1,278,852
Net asset value per share (NAV)	$26.91	$—	$41.88	$87.46	$63.62	$62.00	$12.93
Total units outstanding	30,223	—	2,669,759	1,880,532	1,564,898	1,619,691	1,284,402
Variable accumulation unit value (lowest to highest)	$15.30 to $15.34	$—	$12.42 to $14.35	$15.48 to $15.74	$14.53 to $38.40	$15.31 to $28.87	$12.84 to $12.88
Identified cost of investment	$399,179	$—	$30,792,310	$24,774,634	$31,098,110	$27,874,451	$15,256,186

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Legg Mason/QS Conservative Model Portfolio— Class II	Legg Mason/QS Moderate Model Portfolio— Class II	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II	Legg Mason/QS Moderately Conservative Model Portfolio— Class II	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class
ASSETS:
Investment at net asset value	$21,417,115	$75,113,630	$52,105,569	$41,341,980	$34,901,590	$9,088,908	$69,351,082
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(2,239)	(218,406)	87,355	53,118	(24,362)	27,769	(12,237)
Net receivable from (payable to) the Fund shares sold or purchased	3,038	221,049	(85,530)	(51,623)	25,631	(27,417)	14,802
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	789	2,626	1,818	1,486	1,257	318	2,535
Administrative charges	10	17	7	9	12	34	30

Total net assets	$21,417,115	$75,113,630	$52,105,569	$41,341,980	$34,901,590	$9,088,908	$69,351,082

Total shares outstanding	1,964,873	6,376,369	4,212,253	3,604,357	1,012,521	248,535	1,926,954
Net asset value per share (NAV)	$10.90	$11.78	$12.37	$11.47	$34.47	$36.57	$35.99
Total units outstanding	1,960,759	6,388,729	4,231,293	3,614,512	2,346,375	301,727	3,492,352
Variable accumulation unit value (lowest to highest)	$10.90 to $10.94	$11.72 to $11.76	$12.28 to $12.32	$11.41 to $11.45	$14.64 to $14.94	$25.81 to $41.46	$16.70 to $37.50
Identified cost of investment	$21,011,805	$71,458,582	$48,691,073	$39,792,862	$28,274,799	$6,962,150	$57,115,207

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$11,860,860	$10,008,319	$49,995,864	$17,675,066	$1,878,352	$88,208,962	$4,291,490
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(256)	(6,547)	(6,733)	(6,008)	(1,239)	(38,297)	3,935
Net receivable from (payable to) the Fund shares sold or purchased	708	6,932	8,599	6,685	1,316	41,744	(3,769)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	443	345	1,836	660	72	3,327	163
Administrative charges	9	40	30	17	5	120	3

Total net assets	$11,860,860	$10,008,319	$49,995,864	$17,675,066	$1,878,352	$88,208,962	$4,291,490

Total shares outstanding	1,395,395	304,482	1,545,945	1,037,878	47,195	2,446,172	389,781
Net asset value per share (NAV)	$8.50	$32.87	$32.34	$17.03	$39.80	$36.06	$11.01
Total units outstanding	872,119	289,696	2,305,080	1,783,729	40,005	2,807,466	385,906
Variable accumulation unit value (lowest to highest)	$10.48 to $13.64	$23.54 to $39.03	$17.48 to $42.92	$8.85 to $10.69	$44.41 to $63.43	$19.33 to $56.25	$11.10 to $11.14
Identified cost of investment	$11,285,953	$8,329,308	$42,584,237	$19,774,200	$1,188,332	$63,603,712	$4,098,210

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

NYLIAC Variable Annuity Separate Account-III
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
ASSETS:
Investment at net asset value	$90,867,975	$31,796,448	$178,963,704	$—
Dividends due and accrued	(2)	1	(4)	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(65,265)	(41,537)	(441,650)	—
Net receivable from (payable to) the Fund shares sold or purchased	68,764	42,737	448,513	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,467	1,186	6,796	—
Administrative charges	30	15	63	—

Total net assets	$90,867,975	$31,796,448	$178,963,704	$—

Total shares outstanding	8,084,340	3,063,242	15,441,217	—
Net asset value per share (NAV)	$11.24	$10.38	$11.59	$—
Total units outstanding	7,741,818	3,106,242	15,476,529	—
Variable accumulation unit value (lowest to highest)	$11.35 to $12.35	$10.06 to $10.32	$11.35 to $11.78	$—
Identified cost of investment	$89,158,928	$31,391,792	$171,268,595	$—

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16

NYLIAC Variable Annuity Separate Account-III
Statement of Operations
For the year ended December 31, 2020

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Bond— Service Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Emerging Markets Equity— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,803,491	$737,216	$2,534,649	$233,600	$4,265,943	$337,827	$1,120,509
Mortality and expense risk charges	(1,398,450)	(471,950)	(1,782,865)	(48,241)	(3,303,704)	(134,165)	(527,952)
Administrative charges	(166,958)	(65,291)	(221,564)	(4,878)	(313,968)	(21,040)	(86,512)
Net investment income (loss)	238,083	199,975	530,220	180,481	648,271	182,622	506,045
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,560,302	5,940,744	28,488,545	1,454,301	50,325,164	2,208,475	10,506,700
Cost of investments sold	(24,098,372)	(5,906,042)	(27,502,453)	(2,095,171)	(51,545,675)	(2,271,662)	(10,394,938)
Net realized gain (loss) on investments	(1,538,070)	34,702	986,092	(640,870)	(1,220,511)	(63,187)	111,762
Realized gain distribution received	3,839,304	82,637	311,668	—	3,667,571	—	—
Change in unrealized appreciation (depreciation) on investments	2,518,534	1,891,643	5,145,575	(171,667)	14,991,193	2,173,068	7,455,439
Net gain (loss) on investments	4,819,768	2,008,982	6,443,335	(812,537)	17,438,253	2,109,881	7,567,201
Net increase (decrease) in net assets resulting from operations	$5,057,851	$2,208,957	$6,973,555	$(632,056)	$18,086,524	$2,292,503	$8,073,246

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,407,737	$3,802,365	$21,692	$6,931,878	$5,432,164	$3,355,614	$1,278,912
Mortality and expense risk charges	(1,161,081)	(2,098,343)	(11,948)	(4,262,860)	(2,153,783)	(2,280,091)	(651,311)
Administrative charges	(160,044)	(269,456)	(1,942)	(562,188)	(261,394)	(419,490)	(93,302)
Net investment income (loss)	1,086,612	1,434,566	7,802	2,106,830	3,016,987	656,033	534,299
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,366,887	26,244,640	137,289	73,341,223	48,422,351	35,452,699	7,086,179
Cost of investments sold	(9,556,399)	(27,426,409)	(130,893)	(73,620,454)	(52,548,847)	(35,650,636)	(6,019,833)
Net realized gain (loss) on investments	2,810,488	(1,181,769)	6,396	(279,231)	(4,126,496)	(197,937)	1,066,346
Realized gain distribution received	3,088,301	5,433,177	47,887	17,235,574	—	8,254,565	1,900,728
Change in unrealized appreciation (depreciation) on investments	(9,496,944)	(9,677,861)	(91,939)	(30,580,925)	123,678	12,394,021	(369,107)
Net gain (loss) on investments	(3,598,155)	(5,426,453)	(37,656)	(13,624,582)	(4,002,818)	20,450,649	2,597,967
Net increase (decrease) in net assets resulting from operations	$(2,511,543)	$(3,991,887)	$(29,854)	$(11,517,752)	$(985,831)	$21,106,682	$3,132,266

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Income Builder— Service Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Common Stock— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,778,948	$586,848	$1,107,163	$2,865,848	$4,483,338	$1,129,113	$802,378
Mortality and expense risk charges	(1,695,501)	(519,909)	(862,856)	(1,997,793)	(3,693,740)	(925,790)	(827,896)
Administrative charges	(141,575)	(64,164)	(154,038)	(304,300)	(357,054)	(133,687)	(100,028)
Net investment income (loss)	941,872	2,775	90,269	563,755	432,544	69,636	(125,546)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	25,505,102	66,462,335	12,150,565	23,140,316	52,847,971	10,067,722	13,113,199
Cost of investments sold	(26,322,394)	(63,609,268)	(11,947,081)	(16,613,034)	(46,725,955)	(5,401,949)	(13,041,757)
Net realized gain (loss) on investments	(817,292)	2,853,067	203,484	6,527,282	6,122,016	4,665,773	71,442
Realized gain distribution received	4,584,892	89,080	—	5,438,418	9,652,760	5,511,648	4,702,074
Change in unrealized appreciation (depreciation) on investments	2,598,649	(1,032,642)	1,354,352	5,952,065	15,810,171	(744,536)	3,241,465
Net gain (loss) on investments	6,366,249	1,909,505	1,557,836	17,917,765	31,584,947	9,432,885	8,014,981
Net increase (decrease) in net assets resulting from operations	$7,308,121	$1,912,280	$1,648,105	$18,481,520	$32,017,491	$9,502,521	$7,889,435

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Government— Service Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay Growth— Service Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$501,750	$1,178,269	$335,067	$1,074,609	$493,802	$75,770	$8,010,963
Mortality and expense risk charges	(865,401)	(3,199,064)	(307,989)	(1,075,266)	(1,069,095)	(345,017)	(1,836,838)
Administrative charges	(116,529)	(301,489)	(45,594)	(127,136)	(169,538)	(46,425)	(239,411)
Net investment income (loss)	(480,180)	(2,322,284)	(18,516)	(127,793)	(744,831)	(315,672)	5,934,714
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	10,733,337	54,900,471	4,694,813	43,494,531	11,369,156	5,846,463	27,531,187
Cost of investments sold	(8,814,469)	(49,727,328)	(4,866,024)	(42,385,483)	(7,564,300)	(4,782,233)	(28,855,227)
Net realized gain (loss) on investments	1,918,868	5,173,143	(171,211)	1,109,048	3,804,856	1,064,230	(1,324,040)
Realized gain distribution received	727,623	2,589,791	—	—	8,137,175	2,330,448	—
Change in unrealized appreciation (depreciation) on investments	18,495,191	65,428,140	981,673	1,093,297	12,167,499	3,502,200	(123,131)
Net gain (loss) on investments	21,141,682	73,191,074	810,462	2,202,345	24,109,530	6,896,878	(1,447,171)
Net increase (decrease) in net assets resulting from operations	$20,661,502	$70,868,790	$791,946	$2,074,552	$23,364,699	$6,581,206	$4,487,543

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay High Yield Corporate Bond— Service Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay International Equity— Service Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay Mid Cap Core— Service Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay S&P 500 Index— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$38,310,380	$140,994	$413,688	$353,753	$1,111,802	$2,453,617	$4,513,721
Mortality and expense risk charges	(9,548,298)	(252,787)	(1,128,538)	(491,580)	(2,049,000)	(2,200,925)	(4,942,908)
Administrative charges	(1,127,534)	(32,599)	(153,790)	(66,867)	(250,649)	(316,277)	(568,843)
Net investment income (loss)	27,634,548	(144,392)	(868,640)	(204,694)	(1,187,847)	(63,585)	(998,030)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	129,264,122	3,937,233	21,143,373	7,357,260	30,611,561	24,965,023	83,199,423
Cost of investments sold	(138,275,580)	(3,251,792)	(17,589,478)	(9,026,648)	(35,432,781)	(10,879,248)	(54,435,350)
Net realized gain (loss) on investments	(9,011,458)	685,441	3,553,895	(1,669,388)	(4,821,220)	14,085,775	28,764,073
Realized gain distribution received	—	1,035,739	4,538,705	2,501,346	10,483,309	1,360,835	2,909,557
Change in unrealized appreciation (depreciation) on investments	2,449,611	1,648,959	7,148,748	2,394,773	10,832,408	11,589,875	29,080,179
Net gain (loss) on investments	(6,561,847)	3,370,139	15,241,348	3,226,731	16,494,497	27,036,485	60,753,809
Net increase (decrease) in net assets resulting from operations	$21,072,701	$3,225,747	$14,372,708	$3,022,037	$15,306,650	$26,972,900	$59,755,779

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$23,190	$—	$4,523,379	$1,687,383	$7,162,111	$9,277,449	$1,910,735
Mortality and expense risk charges	(238,062)	(1,088,352)	(2,644,659)	(877,075)	(4,431,574)	(4,950,396)	(1,311,926)
Administrative charges	(33,723)	(130,391)	(408,520)	(131,263)	(545,676)	(907,420)	(170,656)
Net investment income (loss)	(248,595)	(1,218,743)	1,470,200	679,045	2,184,861	3,419,633	428,153
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,847,721	20,475,292	40,288,003	15,444,294	62,650,729	81,734,510	20,344,941
Cost of investments sold	(4,625,338)	(24,866,674)	(41,845,178)	(25,039,605)	(66,745,885)	(89,686,116)	(20,654,072)
Net realized gain (loss) on investments	(777,617)	(4,391,382)	(1,557,175)	(9,595,311)	(4,095,156)	(7,951,606)	(309,131)
Realized gain distribution received	—	—	—	—	8,575,878	12,064,149	—
Change in unrealized appreciation (depreciation) on investments	2,533,282	12,753,308	6,688,775	12,752,924	21,475,224	26,936,839	8,378,374
Net gain (loss) on investments	1,755,665	8,361,926	5,131,600	3,157,613	25,955,946	31,049,382	8,069,243
Net increase (decrease) in net assets resulting from operations	$1,507,070	$7,143,183	$6,601,800	$3,836,658	$28,140,807	$34,469,015	$8,497,396

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP T. Rowe Price Equity Income— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	MainStay VP Winslow Large Cap Growth— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$1,272,217	$2,437,114	$208,060	$—	$—
Mortality and expense risk charges	(548,414)	(458,588)	(479,895)	(1,078,447)	(1,999,695)	(650,293)	(2,922,866)
Administrative charges	(88,538)	(50,912)	(61,894)	(142,307)	(241,199)	(95,858)	(305,022)
Net investment income (loss)	(636,952)	(509,500)	730,428	1,216,360	(2,032,834)	(746,151)	(3,227,888)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,514,793	9,915,136	5,964,449	16,100,582	123,900,203	9,135,055	55,119,954
Cost of investments sold	(6,314,446)	(9,548,419)	(5,765,615)	(18,426,713)	(123,898,610)	(6,964,214)	(44,515,553)
Net realized gain (loss) on investments	2,200,347	366,717	198,834	(2,326,131)	1,593	2,170,841	10,604,401
Realized gain distribution received	1,265,063	1,069,916	2,715,069	5,707,186	—	3,512,124	15,734,746
Change in unrealized appreciation (depreciation) on investments	11,652,922	10,940,829	(4,467,853)	(6,816,225)	72	10,562,205	40,959,571
Net gain (loss) on investments	15,118,332	12,377,462	(1,553,950)	(3,435,170)	1,665	16,245,170	67,298,718
Net increase (decrease) in net assets resulting from operations	$14,481,380	$11,867,962	$(823,522)	$(2,218,810)	$(2,031,169)	$15,499,019	$64,070,830

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III
INVESTMENT INCOME (LOSS):
Dividend income	$788,991	$867,314	$12,852	$48,759	$19,723	$1,236,889	$2,790,487
Mortality and expense risk charges	(659,895)	(671,988)	(133,406)	(342,977)	(648,846)	(1,431,562)	(762,635)
Administrative charges	(54,897)	(84,301)	(9,305)	(29,394)	(85,625)	(221,624)	(104,169)
Net investment income (loss)	74,199	111,025	(129,859)	(323,612)	(714,748)	(416,297)	1,923,683
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,117,825	7,958,984	3,289,943	8,047,828	11,175,894	29,041,391	10,489,460
Cost of investments sold	(8,817,854)	(8,787,839)	(3,235,160)	(6,791,770)	(9,469,639)	(29,543,362)	(10,870,802)
Net realized gain (loss) on investments	299,971	(828,855)	54,783	1,256,058	1,706,255	(501,971)	(381,342)
Realized gain distribution received	218,276	643,891	620,915	567,472	552,031	6,099,566	—
Change in unrealized appreciation (depreciation) on investments	5,670,744	6,064,536	2,129,111	10,366,720	9,509,388	11,890,777	1,704,031
Net gain (loss) on investments	6,188,991	5,879,572	2,804,809	12,190,250	11,767,674	17,488,372	1,322,689
Net increase (decrease) in net assets resulting from operations	$6,263,190	$5,990,597	$2,674,950	$11,866,638	$11,052,926	$17,072,075	$3,246,372

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$58,428	$80,168	$117,020	$283,677	$1,264,659	$99,309	$47,978
Mortality and expense risk charges	(308,797)	(1,778,601)	(173,410)	(17,867)	(510,271)	(397,203)	(65,601)
Administrative charges	(40,645)	(170,070)	(23,548)	(1,061)	(79,612)	(43,015)	(6,874)
Net investment income (loss)	(291,014)	(1,868,503)	(79,938)	264,749	674,776	(340,909)	(24,497)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,739,318	47,532,030	3,112,430	527,753	7,550,264	9,711,039	1,823,477
Cost of investments sold	(4,386,868)	(35,079,512)	(3,062,316)	(716,317)	(8,028,036)	(12,823,865)	(2,180,750)
Net realized gain (loss) on investments	2,352,450	12,452,518	50,114	(188,564)	(477,772)	(3,112,826)	(357,273)
Realized gain distribution received	2,331,728	12,829,693	442,764	—	—	1,275,793	273,552
Change in unrealized appreciation (depreciation) on investments	7,940,293	45,377,968	1,473,275	(117,682)	2,176,249	4,521,968	886,359
Net gain (loss) on investments	12,624,471	70,660,179	1,966,153	(306,246)	1,698,477	2,684,935	802,638
Net increase (decrease) in net assets resulting from operations	$12,333,457	$68,791,676	$1,886,215	$(41,497)	$2,373,253	$2,344,026	$778,141
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2 (a)	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$1,492,163	$493,846	$325,626	$296,179	$42,554	$775,682	$1,806,197
Mortality and expense risk charges	(844,470)	(74,844)	(1,671,440)	(5,039,998)	(79,780)	(557,643)	(1,497,697)
Administrative charges	(120,745)	(10,094)	(233,868)	(663,293)	(6,738)	(77,863)	(166,522)
Net investment income (loss)	526,948	408,908	(1,579,682)	(5,407,112)	(43,964)	140,176	141,978
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,124,645	1,439,703	22,492,393	98,067,302	1,761,943	6,580,239	19,383,057
Cost of investments sold	(7,396,333)	(1,446,950)	(13,941,384)	(80,014,598)	(1,651,415)	(6,649,807)	(20,735,685)
Net realized gain (loss) on investments	(271,688)	(7,247)	8,551,009	18,052,704	110,528	(69,568)	(1,352,628)
Realized gain distribution received	—	141,099	695,998	1,993,369	606,009	2,076,233	4,989,801
Change in unrealized appreciation (depreciation) on investments	3,413,954	(599,854)	25,589,742	75,560,228	1,448,132	(396,863)	2,550,231
Net gain (loss) on investments	3,142,266	(466,002)	34,836,749	95,606,301	2,164,669	1,609,802	6,187,404
Net increase (decrease) in net assets resulting from operations	$3,669,214	$(57,094)	$33,257,067	$90,199,189	$2,120,705	$1,749,978	$6,329,382

(a) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Government Money Market Portfolio— Investor Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$4,132,522	$79,011	$685	$—	$112,859	$33,350	$442,605
Mortality and expense risk charges	(4,346,282)	(89,293)	(962)	(1,630,733)	(235,004)	(22,571)	(1,523,587)
Administrative charges	(2,535,331)	(6,140)	(561)	(168,603)	(17,454)	(2,481)	(189,506)
Net investment income (loss)	(2,749,091)	(16,422)	(838)	(1,799,336)	(139,599)	8,298	(1,270,488)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,309,360	1,386,911	791,494	45,758,089	9,677,409	783,492	30,049,220
Cost of investments sold	(1,179,299)	(1,331,715)	(791,494)	(31,202,748)	(8,476,016)	(839,354)	(33,305,401)
Net realized gain (loss) on investments	130,061	55,196	—	14,555,341	1,201,393	(55,862)	(3,256,181)
Realized gain distribution received	6,748,581	110,389	—	6,387,016	545,736	290	—
Change in unrealized appreciation (depreciation) on investments	58,621,544	1,010,621	—	45,961,406	2,485,049	385,407	22,271,538
Net gain (loss) on investments	65,500,186	1,176,206	—	66,903,763	4,232,178	329,835	19,015,357
Net increase (decrease) in net assets resulting from operations	$62,751,095	$1,159,784	$(838)	$65,104,427	$4,092,579	$338,133	$17,744,869

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series II Shares (b)	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares	Legg Mason/QS Aggressive Model Portfolio— Class II (b)
INVESTMENT INCOME (LOSS):
Dividend income	$688	$65,722	$671,406	$—	$350,490	$186,155	$129,525
Mortality and expense risk charges	(1,573)	(143,198)	(445,831)	(293,767)	(610,004)	(462,851)	(63,013)
Administrative charges	(55)	(9,083)	(61,925)	(25,653)	(97,086)	(47,444)	(2,782)
Net investment income (loss)	(940)	(86,559)	163,650	(319,420)	(356,600)	(324,140)	63,730
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	23,696	17,025,748	7,714,441	8,199,228	7,120,050	7,370,786	2,136,767
Cost of investments sold	(21,692)	(19,298,507)	(7,379,277)	(8,353,700)	(3,489,377)	(5,361,174)	(1,952,087)
Net realized gain (loss) on investments	2,004	(2,272,759)	335,164	(154,472)	3,630,673	2,009,612	184,680
Realized gain distribution received	2,743	100,296	731,856	1,680,001	2,577,015	1,883,138	147,134
Change in unrealized appreciation (depreciation) on investments	63,907	507,685	2,628,881	3,150,204	2,518,833	2,234,263	1,279,376
Net gain (loss) on investments	68,654	(1,664,778)	3,695,901	4,675,733	8,726,521	6,127,013	1,611,190
Net increase (decrease) in net assets resulting from operations	$67,714	$(1,751,337)	$3,859,551	$4,356,313	$8,369,921	$5,802,873	$1,674,920

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	Legg Mason/QS Conservative Model Portfolio— Class II (b)	Legg Mason/QS Moderate Model Portfolio— Class II (b)	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II (b)	Legg Mason/QS Moderately Conservative Model Portfolio— Class II (b)	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$261,950	$684,631	$463,298	$399,763	$237,825	$51,591	$275,830
Mortality and expense risk charges	(83,326)	(284,861)	(192,858)	(147,676)	(376,498)	(106,893)	(847,614)
Administrative charges	(6,313)	(27,978)	(16,348)	(9,785)	(44,593)	(15,299)	(112,469)
Net investment income (loss)	172,311	371,792	254,092	242,302	(183,266)	(70,601)	(684,253)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,226,838	7,093,363	3,385,222	1,621,217	5,031,057	1,038,402	11,446,267
Cost of investments sold	(1,187,230)	(6,563,654)	(3,062,056)	(1,542,653)	(4,615,161)	(810,246)	(9,636,639)
Net realized gain (loss) on investments	39,608	529,709	323,166	78,564	415,896	228,156	1,809,628
Realized gain distribution received	80,668	461,605	355,381	163,632	622,172	246,787	1,987,833
Change in unrealized appreciation (depreciation) on investments	405,310	3,655,048	3,414,496	1,549,118	4,941,281	549,014	4,870,552
Net gain (loss) on investments	525,586	4,646,362	4,093,043	1,791,314	5,979,349	1,023,957	8,668,013
Net increase (decrease) in net assets resulting from operations	$697,897	$5,018,154	$4,347,135	$2,033,616	$5,796,083	$953,356	$7,983,760

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	MFS® Mid Cap Value Portfolio— Service Class (b)	MFS® Research Series— Initial Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class (b)
INVESTMENT INCOME (LOSS):
Dividend income	$2,625	$66,220	$243,480	$439,140	$—	$—	$80,714
Mortality and expense risk charges	(18,950)	(118,058)	(592,494)	(235,911)	(22,013)	(1,059,425)	(26,190)
Administrative charges	(1,270)	(16,899)	(74,061)	(24,051)	(2,511)	(116,988)	(973)
Net investment income (loss)	(17,595)	(68,737)	(423,075)	179,178	(24,524)	(1,176,413)	53,551
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	326,376	1,694,429	10,108,893	5,441,907	224,006	29,823,665	337,119
Cost of investments sold	(304,900)	(1,232,164)	(10,479,112)	(6,947,216)	(156,218)	(23,731,212)	(328,257)
Net realized gain (loss) on investments	21,476	462,265	(370,219)	(1,505,309)	67,788	6,092,453	8,862
Realized gain distribution received	10,844	365,038	1,842,745	489,696	77,008	4,000,867	5,760
Change in unrealized appreciation (depreciation) on investments	574,907	533,663	5,469,605	(2,900,182)	417,946	16,166,118	193,280
Net gain (loss) on investments	607,227	1,360,966	6,942,131	(3,915,795)	562,742	26,259,438	207,902
Net increase (decrease) in net assets resulting from operations	$589,632	$1,292,229	$6,519,056	$(3,736,617)	$538,218	$25,083,025	$261,453

(b) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30

NYLIAC Variable Annuity Separate Account-III
Statement of Operations (Continued)
For the year ended December 31, 2020

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$5,049,282	$272,204	$2,911,769	$36,985
Mortality and expense risk charges	(1,239,862)	(358,552)	(2,026,567)	(121,876)
Administrative charges	(167,460)	(39,312)	(274,407)	(21,149)
Net investment income (loss)	3,641,960	(125,660)	610,795	(106,040)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	18,425,767	9,142,725	26,978,287	12,446,493
Cost of investments sold	(18,158,683)	(9,080,127)	(25,828,341)	(12,444,690)
Net realized gain (loss) on investments	267,084	62,598	1,149,946	1,803
Realized gain distribution received	—	—	1,561,942	582,918
Change in unrealized appreciation (depreciation) on investments	(815,536)	389,105	5,613,360	29,258
Net gain (loss) on investments	(548,452)	451,703	8,325,248	613,979
Net increase (decrease) in net assets resulting from operations	$3,093,508	$326,043	$8,936,043	$507,939

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Bond— Service Class		MainStay VP CBRE Global Infrastructure— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$238,083	$139,314	$199,975	$451,034	$530,220	$1,138,871	$180,481	$(73,630)
Net realized gain (loss) on investments	(1,538,070)	656,922	34,702	(307,364)	986,092	(357,977)	(640,870)	(350,343)
Realized gain distribution received	3,839,304	3,986,734	82,637	—	311,668	—	—	—
Change in unrealized appreciation/(depreciation) on investments	2,518,534	10,217,033	1,891,643	2,603,704	5,145,575	5,920,915	(171,667)	585,651

Net increase (decrease) in net assets resulting from operations	5,057,851	15,000,003	2,208,957	2,747,374	6,973,555	6,701,809	(632,056)	161,678
Contributions and (withdrawals):
Payments received from policyowners	3,967,633	6,059,513	370,736	251,188	9,717,380	13,057,833	210,436	165,961
Policyowners' surrenders	(11,242,671)	(13,922,927)	(2,827,061)	(3,992,844)	(13,515,015)	(14,803,167)	(338,631)	(442,385)
Policyowners' annuity and death benefits	(944,139)	(1,323,260)	(861,903)	(1,247,112)	(894,691)	(858,281)	(27,953)	(17,972)
Net transfers from (to) Fixed Account	3,228,717	1,464,314	(685,220)	(637,157)	11,813,963	10,837,251	113,853	176,734
Transfers between Investment Divisions	(4,624,348)	(1,241,282)	698,877	666,238	12,388,343	6,370,212	(31,186)	(179,208)

Net contributions and (withdrawals)	(9,614,808)	(8,963,642)	(3,304,571)	(4,959,687)	19,509,980	14,603,848	(73,481)	(296,870)

Increase (decrease) in net assets	(4,556,957)	6,036,361	(1,095,614)	(2,212,313)	26,483,535	21,305,657	(705,537)	(135,192)

NET ASSETS:
Beginning of period	111,487,023	105,450,662	36,491,113	38,703,426	113,335,661	92,030,004	4,405,530	4,540,722
End of period	$106,930,066	$111,487,023	$35,395,499	$36,491,113	$139,819,196	$113,335,661	$3,699,993	$4,405,530

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Conservative Allocation— Service Class		MainStay VP Emerging Markets Equity— Initial Class		MainStay VP Emerging Markets Equity— Service Class		MainStay VP Epoch U.S. Equity Yield— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$648,271	$2,317,398	$182,622	$(12,544)	$506,045	$(245,463)	$1,086,612	$1,739,169
Net realized gain (loss) on investments	(1,220,511)	(1,657,410)	(63,187)	(279,941)	111,762	(893,156)	2,810,488	5,319,871
Realized gain distribution received	3,667,571	6,397,762	—	—	—	—	3,088,301	4,276,287
Change in unrealized appreciation/(depreciation) on investments	14,991,193	22,764,930	2,173,068	2,305,416	7,455,439	8,582,940	(9,496,944)	9,790,483

Net increase (decrease) in net assets resulting from operations	18,086,524	29,822,680	2,292,503	2,012,931	8,073,246	7,444,321	(2,511,543)	21,125,810
Contributions and (withdrawals):
Payments received from policyowners	8,247,602	10,566,434	111,774	104,732	670,344	879,642	713,736	986,479
Policyowners' surrenders	(28,504,269)	(36,142,099)	(925,555)	(1,139,058)	(5,322,179)	(6,889,205)	(7,185,052)	(10,381,486)
Policyowners' annuity and death benefits	(2,979,378)	(3,589,741)	(121,074)	(263,605)	(172,356)	(414,146)	(1,756,721)	(2,470,017)
Net transfers from (to) Fixed Account	2,877,978	713,053	(223,744)	(73,592)	(419,170)	(310,306)	(1,005,630)	(1,053,844)
Transfers between Investment Divisions	(840,146)	(117,795)	(766,164)	(746,436)	(4,099,958)	(1,635,616)	(1,187,259)	(1,392,704)

Net contributions and (withdrawals)	(21,198,213)	(28,570,148)	(1,924,763)	(2,117,959)	(9,343,319)	(8,369,631)	(10,420,926)	(14,311,572)

Increase (decrease) in net assets	(3,111,689)	1,252,532	367,740	(105,028)	(1,270,073)	(925,310)	(12,932,469)	6,814,238

NET ASSETS:
Beginning of period	245,989,454	244,736,922	11,802,972	11,908,000	44,607,962	45,533,272	106,293,222	99,478,984
End of period	$242,877,765	$245,989,454	$12,170,712	$11,802,972	$43,337,889	$44,607,962	$93,360,753	$106,293,222

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Epoch U.S. Equity Yield— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$1,434,566	$2,312,646	$7,802	$9,026	$2,106,830	$2,228,264	$3,016,987	$5,697,204
Net realized gain (loss) on investments	(1,181,769)	3,953,498	6,396	34,316	(279,231)	9,340,287	(4,126,496)	(1,893,373)
Realized gain distribution received	5,433,177	7,190,281	47,887	40,737	17,235,574	14,423,072	—	—
Change in unrealized appreciation/(depreciation) on investments	(9,677,861)	21,087,184	(91,939)	113,669	(30,580,925)	43,227,625	123,678	7,984,565

Net increase (decrease) in net assets resulting from operations	(3,991,887)	34,543,609	(29,854)	197,748	(11,517,752)	69,219,248	(985,831)	11,788,396
Contributions and (withdrawals):
Payments received from policyowners	5,198,767	5,401,605	—	—	8,304,673	10,980,755	8,005,223	9,312,848
Policyowners' surrenders	(16,353,108)	(24,006,153)	(47,744)	(125,936)	(35,116,030)	(48,226,014)	(18,630,720)	(27,630,247)
Policyowners' annuity and death benefits	(1,227,276)	(1,423,206)	(2,508)	(12,283)	(3,420,029)	(4,145,623)	(2,059,111)	(3,928,186)
Net transfers from (to) Fixed Account	455,039	(759,086)	(2,416)	(26,555)	(136,885)	706,668	(1,012,305)	4,406,587
Transfers between Investment Divisions	(599,337)	(3,868,990)	(40,428)	(14,381)	(19,708,842)	(16,856,595)	(8,785,941)	(13,362,578)

Net contributions and (withdrawals)	(12,525,915)	(24,655,830)	(93,096)	(179,155)	(50,077,113)	(57,540,809)	(22,482,854)	(31,201,576)

Increase (decrease) in net assets	(16,517,802)	9,887,779	(122,950)	18,593	(61,594,865)	11,678,439	(23,468,685)	(19,413,180)

NET ASSETS:
Beginning of period	176,421,356	166,533,577	1,008,574	989,981	362,584,574	350,906,135	173,643,370	193,056,550
End of period	$159,903,554	$176,421,356	$885,624	$1,008,574	$300,989,709	$362,584,574	$150,174,685	$173,643,370

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP Income Builder— Service Class		MainStay VP Indexed Bond— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$656,033	$1,767,271	$534,299	$1,832,905	$941,872	$3,486,307	$2,775	$(275,023)
Net realized gain (loss) on investments	(197,937)	1,456,090	1,066,346	2,000,532	(817,292)	(693,412)	2,853,067	132,678
Realized gain distribution received	8,254,565	11,747,725	1,900,728	—	4,584,892	—	89,080	—
Change in unrealized appreciation/(depreciation) on investments	12,394,021	20,654,930	(369,107)	4,434,950	2,598,649	13,587,880	(1,032,642)	1,062,515

Net increase (decrease) in net assets resulting from operations	21,106,682	35,626,016	3,132,266	8,268,387	7,308,121	16,380,775	1,912,280	920,170
Contributions and (withdrawals):
Payments received from policyowners	4,709,625	4,845,669	440,261	375,259	8,310,529	8,285,360	5,136,317	6,122,902
Policyowners' surrenders	(15,492,674)	(17,407,622)	(3,302,525)	(5,147,763)	(11,096,451)	(13,807,524)	(2,576,561)	(2,203,824)
Policyowners' annuity and death benefits	(1,099,295)	(946,553)	(1,476,508)	(1,225,546)	(1,222,361)	(742,731)	(142,114)	(144,604)
Net transfers from (to) Fixed Account	(2,372,949)	(513,392)	(1,105,930)	(636,096)	7,021,202	5,767,819	8,440,076	7,284,033
Transfers between Investment Divisions	(8,342,185)	(5,980,462)	708,032	423,198	(1,782,950)	4,950,379	(40,827,810)	6,913,998

Net contributions and (withdrawals)	(22,597,478)	(20,002,360)	(4,736,670)	(6,210,948)	1,229,969	4,453,303	(29,970,092)	17,972,505

Increase (decrease) in net assets	(1,490,796)	15,623,656	(1,604,404)	2,057,439	8,538,090	20,834,078	(28,057,812)	18,892,675

NET ASSETS:
Beginning of period	182,539,197	166,915,541	54,940,143	52,882,704	122,996,126	102,162,048	28,057,812	9,165,137
End of period	$181,048,401	$182,539,197	$53,335,739	$54,940,143	$131,534,216	$122,996,126	$—	$28,057,812

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP Janus Henderson Balanced— Service Class		MainStay VP MacKay Common Stock— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$90,269	$(220,293)	$563,755	$471,057	$432,544	$69,317	$69,636	$877
Net realized gain (loss) on investments	203,484	175,523	6,527,282	6,689,489	6,122,016	7,680,766	4,665,773	5,521,771
Realized gain distribution received	—	—	5,438,418	8,765,736	9,652,760	13,318,807	5,511,648	10,532,164
Change in unrealized appreciation/(depreciation) on investments	1,354,352	4,247,380	5,952,065	15,216,165	15,810,171	23,521,905	(744,536)	630,028

Net increase (decrease) in net assets resulting from operations	1,648,105	4,202,610	18,481,520	31,142,447	32,017,491	44,590,795	9,502,521	16,684,840
Contributions and (withdrawals):
Payments received from policyowners	930,079	1,214,256	1,290,359	1,878,438	26,023,995	24,035,070	556,381	386,781
Policyowners' surrenders	(5,350,506)	(5,818,670)	(12,111,406)	(17,523,842)	(28,674,964)	(34,183,203)	(5,431,726)	(6,746,546)
Policyowners' annuity and death benefits	(545,553)	(670,047)	(3,511,783)	(3,437,525)	(3,826,682)	(1,947,148)	(1,457,808)	(1,409,120)
Net transfers from (to) Fixed Account	(510,456)	(191,598)	(2,389,465)	(1,922,797)	17,530,883	11,242,018	(772,009)	(642,421)
Transfers between Investment Divisions	(1,924,998)	(433,060)	(2,883,181)	(898,233)	(5,715,810)	6,764,713	(1,496,740)	(808,222)

Net contributions and (withdrawals)	(7,401,434)	(5,899,119)	(19,605,476)	(21,903,959)	5,337,422	5,911,450	(8,601,902)	(9,219,528)

Increase (decrease) in net assets	(5,753,329)	(1,696,509)	(1,123,956)	9,238,488	37,354,913	50,502,245	900,619	7,465,312

NET ASSETS:
Beginning of period	66,782,238	68,478,747	165,768,137	156,529,649	263,000,308	212,498,063	79,316,828	71,851,516
End of period	$61,028,909	$66,782,238	$164,644,181	$165,768,137	$300,355,221	$263,000,308	$80,217,447	$79,316,828

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Common Stock— Service Class		MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Convertible— Service Class		MainStay VP MacKay Government— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(125,546)	$(210,806)	$(480,180)	$(15,778)	$(2,322,284)	$(637,388)	$(18,516)	$116,195
Net realized gain (loss) on investments	71,442	1,527,849	1,918,868	2,027,713	5,173,143	2,825,149	(171,211)	(440,333)
Realized gain distribution received	4,702,074	8,874,850	727,623	5,483,481	2,589,791	18,250,952	—	—
Change in unrealized appreciation/(depreciation) on investments	3,241,465	3,474,854	18,495,191	4,604,817	65,428,140	16,247,012	981,673	1,248,169

Net increase (decrease) in net assets resulting from operations	7,889,435	13,666,747	20,661,502	12,100,233	70,868,790	36,685,725	791,946	924,031
Contributions and (withdrawals):
Payments received from policyowners	2,453,718	3,378,965	698,267	676,785	20,434,564	19,391,163	382,432	171,126
Policyowners' surrenders	(4,612,024)	(7,223,575)	(5,596,132)	(7,058,333)	(25,544,497)	(29,054,763)	(1,869,611)	(2,415,828)
Policyowners' annuity and death benefits	(615,240)	(475,282)	(1,504,318)	(1,173,007)	(2,967,903)	(3,079,663)	(639,154)	(503,871)
Net transfers from (to) Fixed Account	547,605	511,212	(1,150,894)	(941,303)	12,628,410	10,505,367	(327,099)	(118,494)
Transfers between Investment Divisions	(5,100,158)	(3,097,430)	1,616,592	1,291,687	(11,495,509)	10,650,381	994,155	206,695

Net contributions and (withdrawals)	(7,326,099)	(6,906,110)	(5,936,485)	(7,204,171)	(6,944,935)	8,412,485	(1,459,277)	(2,660,372)

Increase (decrease) in net assets	563,336	6,760,637	14,725,017	4,896,062	63,923,855	45,098,210	(667,331)	(1,736,341)

NET ASSETS:
Beginning of period	66,131,824	59,371,187	65,591,100	60,695,038	223,171,761	178,073,551	23,639,243	25,375,584
End of period	$66,695,160	$66,131,824	$80,316,117	$65,591,100	$287,095,616	$223,171,761	$22,971,912	$23,639,243

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Government— Service Class		MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay Growth— Service Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(127,793)	$186,389	$(744,831)	$(744,674)	$(315,672)	$(337,605)	$5,934,714	$6,645,238
Net realized gain (loss) on investments	1,109,048	(586,788)	3,804,856	4,527,556	1,064,230	662,182	(1,324,040)	1,357,969
Realized gain distribution received	—	—	8,137,175	6,972,392	2,330,448	2,165,736	—	—
Change in unrealized appreciation/(depreciation) on investments	1,093,297	2,209,243	12,167,499	9,264,144	3,502,200	3,690,887	(123,131)	9,959,362

Net increase (decrease) in net assets resulting from operations	2,074,552	1,808,844	23,364,699	20,019,418	6,581,206	6,181,200	4,487,543	17,962,569
Contributions and (withdrawals):
Payments received from policyowners	5,143,878	5,843,580	913,209	806,913	238,212	311,230	2,374,008	2,009,587
Policyowners' surrenders	(7,940,993)	(8,288,326)	(5,789,635)	(7,584,940)	(3,102,776)	(3,741,080)	(13,347,370)	(18,450,104)
Policyowners' annuity and death benefits	(720,547)	(557,653)	(1,697,661)	(1,659,081)	(145,070)	(109,713)	(6,170,560)	(4,407,862)
Net transfers from (to) Fixed Account	6,985,057	5,825,006	(1,531,649)	(851,211)	(120,907)	(97,749)	(3,515,732)	(1,859,750)
Transfers between Investment Divisions	13,785,984	4,622,131	(1,438,947)	(961,875)	(2,026,569)	(924,583)	(1,508,144)	1,028,818

Net contributions and (withdrawals)	17,253,379	7,444,738	(9,544,683)	(10,250,194)	(5,157,110)	(4,561,895)	(22,167,798)	(21,679,311)

Increase (decrease) in net assets	19,327,931	9,253,582	13,820,016	9,769,224	1,424,096	1,619,305	(17,680,255)	(3,716,742)

NET ASSETS:
Beginning of period	60,199,479	50,945,897	84,433,265	74,664,041	25,574,844	23,955,539	158,795,479	162,512,221
End of period	$79,527,410	$60,199,479	$98,253,281	$84,433,265	$26,998,940	$25,574,844	$141,115,224	$158,795,479

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay High Yield Corporate Bond— Service Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay International Equity— Service Class		MainStay VP MacKay Mid Cap Core— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$27,634,548	$26,869,708	$(144,392)	$(226,935)	$(868,640)	$(1,232,253)	$(204,694)	$(168,911)
Net realized gain (loss) on investments	(9,011,458)	(3,464,664)	685,441	863,626	3,553,895	3,906,097	(1,669,388)	(503,420)
Realized gain distribution received	—	—	1,035,739	2,582,496	4,538,705	10,842,723	2,501,346	2,774,541
Change in unrealized appreciation/(depreciation) on investments	2,449,611	49,021,924	1,648,959	1,104,807	7,148,748	4,081,441	2,394,773	6,455,201

Net increase (decrease) in net assets resulting from operations	21,072,701	72,426,968	3,225,747	4,323,994	14,372,708	17,598,008	3,022,037	8,557,411
Contributions and (withdrawals):
Payments received from policyowners	51,263,090	51,365,271	106,410	193,411	3,289,798	4,155,495	366,435	430,897
Policyowners' surrenders	(75,479,165)	(92,835,021)	(1,664,144)	(1,867,691)	(9,778,245)	(11,570,903)	(3,181,213)	(3,859,977)
Policyowners' annuity and death benefits	(7,871,283)	(7,293,522)	(261,660)	(214,039)	(544,639)	(541,902)	(638,277)	(792,428)
Net transfers from (to) Fixed Account	22,943,031	21,219,462	(439,410)	(401,269)	1,538,270	2,421,424	(511,092)	(878,829)
Transfers between Investment Divisions	(9,724,814)	6,404,993	(1,109,497)	(684,213)	(8,466,502)	(3,530,994)	(2,093,714)	(1,015,031)

Net contributions and (withdrawals)	(18,869,141)	(21,138,817)	(3,368,301)	(2,973,801)	(13,961,318)	(9,066,880)	(6,057,861)	(6,115,368)

Increase (decrease) in net assets	2,203,560	51,288,151	(142,554)	1,350,193	411,390	8,531,128	(3,035,824)	2,442,043

NET ASSETS:
Beginning of period	711,474,170	660,186,019	21,537,918	20,187,725	90,447,882	81,916,754	44,822,335	42,380,292
End of period	$713,677,730	$711,474,170	$21,395,364	$21,537,918	$90,859,272	$90,447,882	$41,786,511	$44,822,335

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Mid Cap Core— Service Class		MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay S&P 500 Index— Service Class		MainStay VP MacKay Small Cap Core— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019 (a)
Operations:
Net investment income (loss)	$(1,187,847)	$(1,001,285)	$(63,585)	$463,553	$(998,030)	$134,058	$(248,595)	$(181,535)
Net realized gain (loss) on investments	(4,821,220)	(1,411,515)	14,085,775	13,900,595	28,764,073	18,791,165	(777,617)	(253,497)
Realized gain distribution received	10,483,309	9,969,823	1,360,835	902,928	2,909,557	1,712,621	—	1,662,807
Change in unrealized appreciation/(depreciation) on investments	10,832,408	21,017,115	11,589,875	29,419,790	29,080,179	58,242,026	2,533,282	(1,015,689)

Net increase (decrease) in net assets resulting from operations	15,306,650	28,574,138	26,972,900	44,686,866	59,755,779	78,879,870	1,507,070	212,086
Contributions and (withdrawals):
Payments received from policyowners	7,379,037	11,165,110	1,402,287	1,295,371	32,334,327	35,125,763	471,171	(147,842)
Policyowners' surrenders	(13,105,393)	(18,612,817)	(11,761,278)	(15,259,565)	(30,083,524)	(32,742,707)	(1,563,393)	(1,259,123)
Policyowners' annuity and death benefits	(1,035,370)	(1,666,582)	(3,159,784)	(3,216,825)	(3,890,087)	(3,760,596)	(289,557)	(408,192)
Net transfers from (to) Fixed Account	7,221,283	7,868,775	(3,620,633)	(2,449,641)	22,404,864	18,787,698	(349,770)	(131,551)
Transfers between Investment Divisions	(11,120,823)	(1,583,852)	(1,517,661)	(286,481)	(24,724,007)	791,390	(1,012,920)	24,077,961

Net contributions and (withdrawals)	(10,661,266)	(2,829,366)	(18,657,069)	(19,917,141)	(3,958,427)	18,201,548	(2,744,469)	22,131,253

Increase (decrease) in net assets	4,645,384	25,744,772	8,315,831	24,769,725	55,797,352	97,081,418	(1,237,399)	22,343,339

NET ASSETS:
Beginning of period	164,037,966	138,293,194	184,276,541	159,506,816	361,361,558	264,280,140	22,343,339	—
End of period	$168,683,350	$164,037,966	$192,592,372	$184,276,541	$417,158,910	$361,361,558	$21,105,940	$22,343,339

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Small Cap Core— Service Class		MainStay VP MacKay Unconstrained Bond— Service Class		MainStay VP Mellon Natural Resources— Initial Class		MainStay VP Moderate Allocation— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,218,743)	$(1,158,539)	$1,470,200	$3,415,592	$679,045	$(659,110)	$2,184,861	$4,147,442
Net realized gain (loss) on investments	(4,391,382)	(748,983)	(1,557,175)	(1,074,114)	(9,595,311)	(9,620,928)	(4,095,156)	(2,114,445)
Realized gain distribution received	—	7,006,840	—	—	—	—	8,575,878	14,210,171
Change in unrealized appreciation/(depreciation) on investments	12,753,308	1,596,954	6,688,775	7,882,928	12,752,924	21,165,426	21,475,224	35,886,567

Net increase (decrease) in net assets resulting from operations	7,143,183	6,696,272	6,601,800	10,224,406	3,836,658	10,885,388	28,140,807	52,129,735
Contributions and (withdrawals):
Payments received from policyowners	2,537,796	2,255,803	4,421,458	7,198,058	2,190,137	2,336,540	11,277,642	13,080,279
Policyowners' surrenders	(9,845,888)	(10,971,031)	(19,063,134)	(20,710,892)	(8,082,691)	(11,831,001)	(32,250,513)	(45,165,998)
Policyowners' annuity and death benefits	(539,975)	(503,589)	(2,107,091)	(1,891,235)	(596,591)	(712,097)	(3,753,878)	(5,011,043)
Net transfers from (to) Fixed Account	(41,268)	405,328	(969,945)	337,886	63,034	(334,692)	2,786,044	2,796,827
Transfers between Investment Divisions	(4,232,230)	56,890,741	(2,731,760)	(1,012,976)	(1,916,293)	1,061,042	(16,860,961)	(12,164,370)

Net contributions and (withdrawals)	(12,121,565)	48,077,252	(20,450,472)	(16,079,159)	(8,342,404)	(9,480,208)	(38,801,666)	(46,464,305)

Increase (decrease) in net assets	(4,978,382)	54,773,524	(13,848,672)	(5,854,753)	(4,505,746)	1,405,180	(10,660,859)	5,665,430

NET ASSETS:
Beginning of period	95,244,748	40,471,224	202,265,045	208,119,798	78,482,195	77,077,015	344,250,936	338,585,506
End of period	$90,266,366	$95,244,748	$188,416,373	$202,265,045	$73,976,449	$78,482,195	$333,590,077	$344,250,936
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$3,419,633	$4,915,850	$428,153	$1,077,373	$(636,952)	$(690,403)	$(509,500)	$(534,149)
Net realized gain (loss) on investments	(7,951,606)	(1,311,865)	(309,131)	(1,701,988)	2,200,347	2,408,793	366,717	1,027,446
Realized gain distribution received	12,064,149	27,768,721	—	—	1,265,063	5,359,895	1,069,916	4,314,629
Change in unrealized appreciation/(depreciation) on investments	26,936,839	39,864,515	8,378,374	5,410,144	11,652,922	2,391,510	10,940,829	2,166,477

Net increase (decrease) in net assets resulting from operations	34,469,015	71,237,221	8,497,396	4,785,529	14,481,380	9,469,795	11,867,962	6,974,403
Contributions and (withdrawals):
Payments received from policyowners	7,907,375	10,357,680	6,727,503	7,584,463	438,301	649,825	1,833,911	2,152,048
Policyowners' surrenders	(43,066,509)	(54,687,602)	(10,786,177)	(8,944,521)	(4,233,300)	(5,897,263)	(3,105,297)	(4,700,043)
Policyowners' annuity and death benefits	(2,792,463)	(3,607,447)	(594,591)	(591,783)	(304,496)	(400,051)	(460,487)	(173,678)
Net transfers from (to) Fixed Account	(5,759,288)	94,025	7,801,205	7,672,807	(393,535)	(623,868)	766,610	645,984
Transfers between Investment Divisions	(22,376,810)	(19,481,039)	23,528,289	4,379,886	(3,018,520)	(1,166,727)	(2,969,207)	(65,026)

Net contributions and (withdrawals)	(66,087,695)	(67,324,383)	26,676,229	10,100,852	(7,511,550)	(7,438,084)	(3,934,470)	(2,140,715)

Increase (decrease) in net assets	(31,618,680)	3,912,838	35,173,625	14,886,381	6,969,830	2,031,711	7,933,492	4,833,688

NET ASSETS:
Beginning of period	400,491,718	396,578,880	81,335,351	66,448,970	43,936,499	41,904,788	35,240,207	30,406,519
End of period	$368,873,038	$400,491,718	$116,508,976	$81,335,351	$50,906,329	$43,936,499	$43,173,699	$35,240,207

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP T. Rowe Price Equity Income— Service Class		MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Winslow Large Cap Growth— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$730,428	$367,314	$1,216,360	$344,381	$(2,032,834)	$144,603	$(746,151)	$(683,406)
Net realized gain (loss) on investments	198,834	1,599,701	(2,326,131)	1,956,804	1,593	(256)	2,170,841	2,004,666
Realized gain distribution received	2,715,069	3,472,875	5,707,186	7,482,977	—	—	3,512,124	5,281,759
Change in unrealized appreciation/(depreciation) on investments	(4,467,853)	4,298,931	(6,816,225)	11,529,081	72	1,349	10,562,205	5,716,377

Net increase (decrease) in net assets resulting from operations	(823,522)	9,738,821	(2,218,810)	21,313,243	(2,031,169)	145,696	15,499,019	12,319,396
Contributions and (withdrawals):
Payments received from policyowners	171,341	218,493	932,207	1,079,993	12,806,886	8,739,094	461,886	517,318
Policyowners' surrenders	(3,286,415)	(4,464,728)	(9,410,718)	(15,568,159)	(43,804,262)	(49,612,442)	(3,727,918)	(4,256,471)
Policyowners' annuity and death benefits	(785,992)	(1,330,553)	(959,953)	(1,126,709)	(1,134,119)	(1,439,757)	(703,179)	(785,719)
Net transfers from (to) Fixed Account	(474,224)	(682,900)	(998,232)	(1,280,597)	(402,778)	(3,653,224)	(954,329)	(412,895)
Transfers between Investment Divisions	(587,419)	(568,728)	(1,194,854)	(5,345,119)	139,143,667	15,815,012	(627,345)	214,289

Net contributions and (withdrawals)	(4,962,709)	(6,828,416)	(11,631,550)	(22,240,591)	106,609,394	(30,151,317)	(5,550,885)	(4,723,478)

Increase (decrease) in net assets	(5,786,231)	2,910,405	(13,850,360)	(927,348)	104,578,225	(30,005,621)	9,948,134	7,595,918

NET ASSETS:
Beginning of period	45,464,267	42,553,862	95,755,887	96,683,235	83,324,996	113,330,617	47,810,573	40,214,655
End of period	$39,678,036	$45,464,267	$81,905,527	$95,755,887	$187,903,221	$83,324,996	$57,758,707	$47,810,573
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Winslow Large Cap Growth— Service Class		American Funds IS Asset Allocation Fund— Class 4		American Funds IS Blue Chip Income and Growth Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(3,227,888)	$(2,755,601)	$74,199	$189,831	$111,025	$271,139	$(129,859)	$(127,053)
Net realized gain (loss) on investments	10,604,401	6,311,026	299,971	(26,640)	(828,855)	(391,859)	54,783	168,963
Realized gain distribution received	15,734,746	21,447,078	218,276	1,161,540	643,891	2,190,188	620,915	545,461
Change in unrealized appreciation/(depreciation) on investments	40,959,571	21,388,171	5,670,744	2,514,922	6,064,536	2,921,944	2,129,111	1,561,891

Net increase (decrease) in net assets resulting from operations	64,070,830	46,390,674	6,263,190	3,839,653	5,990,597	4,991,412	2,674,950	2,149,262
Contributions and (withdrawals):
Payments received from policyowners	21,440,524	15,153,000	9,573,980	8,828,655	8,238,049	9,937,707	1,176,616	1,308,228
Policyowners' surrenders	(21,085,480)	(22,305,041)	(3,299,034)	(1,995,304)	(2,885,969)	(1,803,061)	(565,080)	(711,018)
Policyowners' annuity and death benefits	(1,971,504)	(1,102,934)	(925,940)	(229,622)	(413,930)	(151,656)	(56,834)	(21,521)
Net transfers from (to) Fixed Account	10,231,117	5,924,251	8,075,866	5,810,348	9,399,266	10,021,896	533,642	593,434
Transfers between Investment Divisions	(11,541,904)	(4,453,175)	5,678,555	10,427,518	(144,776)	3,886,281	(1,449,957)	(429,456)

Net contributions and (withdrawals)	(2,927,247)	(6,783,899)	19,103,427	22,841,595	14,192,640	21,891,167	(361,613)	739,667

Increase (decrease) in net assets	61,143,583	39,606,775	25,366,617	26,681,248	20,183,237	26,882,579	2,313,337	2,888,929

NET ASSETS:
Beginning of period	190,458,004	150,851,229	38,478,158	11,796,910	42,547,974	15,665,395	9,945,929	7,057,000
End of period	$251,601,587	$190,458,004	$63,844,775	$38,478,158	$62,731,211	$42,547,974	$12,259,266	$9,945,929
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(323,612)	$(111,184)	$(714,748)	$(284,127)	$(416,297)	$(486,773)	$1,923,683	$1,520,955
Net realized gain (loss) on investments	1,256,058	(244,727)	1,706,255	803,164	(501,971)	(1,432,652)	(381,342)	30,011
Realized gain distribution received	567,472	1,412,532	552,031	1,452,907	6,099,566	4,272,424	—	—
Change in unrealized appreciation/(depreciation) on investments	10,366,720	2,247,874	9,509,388	6,930,773	11,890,777	13,884,873	1,704,031	3,439,202

Net increase (decrease) in net assets resulting from operations	11,866,638	3,304,495	11,052,926	8,902,717	17,072,075	16,237,872	3,246,372	4,990,168
Contributions and (withdrawals):
Payments received from policyowners	5,795,104	4,139,741	3,824,758	5,353,790	4,067,143	4,350,179	8,083,417	6,321,824
Policyowners' surrenders	(2,544,902)	(1,462,541)	(3,406,068)	(3,333,409)	(15,196,445)	(15,448,902)	(4,636,823)	(4,019,747)
Policyowners' annuity and death benefits	(148,813)	(24,823)	(298,741)	(184,726)	(1,042,657)	(1,014,975)	(329,984)	(251,492)
Net transfers from (to) Fixed Account	2,789,389	2,389,357	5,043,771	5,104,461	1,829,763	1,612,623	5,861,895	3,472,508
Transfers between Investment Divisions	5,668,055	1,122,032	(5,964,204)	(913,287)	(8,865,051)	(4,640,835)	2,682,367	5,119,316

Net contributions and (withdrawals)	11,558,833	6,163,766	(800,484)	6,026,829	(19,207,247)	(15,141,910)	11,660,872	10,642,409

Increase (decrease) in net assets	23,425,471	9,468,261	10,252,442	14,929,546	(2,135,172)	1,095,962	14,907,244	15,632,577

NET ASSETS:
Beginning of period	18,368,514	8,900,253	45,810,548	30,881,002	110,228,362	109,132,400	51,028,481	35,395,904
End of period	$41,793,985	$18,368,514	$56,062,990	$45,810,548	$108,093,190	$110,228,362	$65,935,725	$51,028,481
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon IP Technology Growth Portfolio— Service Shares		ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(291,014)	$(295,977)	$(1,868,503)	$(1,518,629)	$(79,938)	$16,445	$264,749	$(8,248)
Net realized gain (loss) on investments	2,352,450	1,080,916	12,452,518	5,127,793	50,114	26,943	(188,564)	(67,664)
Realized gain distribution received	2,331,728	2,239,135	12,829,693	11,830,624	442,764	554,866	—	—
Change in unrealized appreciation/(depreciation) on investments	7,940,293	1,016,907	45,377,968	4,819,324	1,473,275	951,460	(117,682)	165,988

Net increase (decrease) in net assets resulting from operations	12,333,457	4,040,981	68,791,676	20,259,112	1,886,215	1,549,714	(41,497)	90,076
Contributions and (withdrawals):
Payments received from policyowners	236,658	211,100	10,676,048	5,956,693	1,675,103	2,902,649	67,923	112,078
Policyowners' surrenders	(1,941,980)	(1,691,105)	(13,624,263)	(11,285,874)	(698,474)	(425,625)	(97,266)	(162,253)
Policyowners' annuity and death benefits	(291,197)	(301,606)	(834,197)	(429,530)	(59,894)	(42,316)	—	—
Net transfers from (to) Fixed Account	(406,679)	82,164	5,320,863	4,181,286	2,682,392	2,617,295	122,565	85,174
Transfers between Investment Divisions	(461,429)	(459,070)	(10,088,534)	(3,259,192)	(1,444,067)	1,733,501	(113,424)	(191,897)

Net contributions and (withdrawals)	(2,864,627)	(2,158,517)	(8,550,083)	(4,836,617)	2,155,060	6,785,504	(20,202)	(156,898)

Increase (decrease) in net assets	9,468,830	1,882,464	60,241,593	15,422,495	4,041,275	8,335,218	(61,699)	(66,822)

NET ASSETS:
Beginning of period	19,362,038	17,479,574	102,678,029	87,255,534	11,485,682	3,150,464	1,463,852	1,530,674
End of period	$28,830,868	$19,362,038	$162,919,622	$102,678,029	$15,526,957	$11,485,682	$1,402,153	$1,463,852
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$674,776	$849,972	$(340,909)	$(459,718)	$(24,497)	$(20,369)	$526,948	$600,486
Net realized gain (loss) on investments	(477,772)	(113,531)	(3,112,826)	(1,276,358)	(357,273)	(73,839)	(271,688)	(48,478)
Realized gain distribution received	—	—	1,275,793	3,125,658	273,552	184,823	—	—
Change in unrealized appreciation/(depreciation) on investments	2,176,249	1,376,698	4,521,968	4,832,783	886,359	462,400	3,413,954	3,566,909

Net increase (decrease) in net assets resulting from operations	2,373,253	2,113,139	2,344,026	6,222,365	778,141	553,015	3,669,214	4,118,917
Contributions and (withdrawals):
Payments received from policyowners	3,377,663	6,093,028	891,908	1,267,074	1,645,395	856,355	5,528,617	10,938,954
Policyowners' surrenders	(2,528,871)	(1,962,918)	(3,865,543)	(4,910,705)	(338,144)	(135,921)	(3,503,968)	(2,497,077)
Policyowners' annuity and death benefits	(345,526)	(157,317)	(305,812)	(264,911)	(441)	(5,297)	(286,447)	(320,425)
Net transfers from (to) Fixed Account	6,641,339	7,001,334	166,666	(196,803)	736,173	444,893	12,326,451	13,152,763
Transfers between Investment Divisions	(2,410,084)	4,002,793	(505,691)	(138,013)	478,661	667,161	(425,825)	4,846,422

Net contributions and (withdrawals)	4,734,521	14,976,920	(3,618,472)	(4,243,358)	2,521,644	1,827,191	13,638,828	26,120,637

Increase (decrease) in net assets	7,107,774	17,090,059	(1,274,446)	1,979,007	3,299,785	2,380,206	17,308,042	30,239,554

NET ASSETS:
Beginning of period	34,358,436	17,268,377	35,741,147	33,762,140	3,882,810	1,502,604	55,024,628	24,785,074
End of period	$41,466,210	$34,358,436	$34,466,701	$35,741,147	$7,182,595	$3,882,810	$72,332,670	$55,024,628
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity ® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP ContrafundSM Portfolio— Service Class 2		Fidelity® VIP Emerging Markets Portfolio— Service Class 2
INCREASE (DECREASE) IN NET ASSETS:	2020 (b)	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$408,908	$(1,579,682)	$(1,280,031)	$(5,407,112)	$(4,912,941)	$(43,964)	$11,892
Net realized gain (loss) on investments	(7,247)	8,551,009	4,598,461	18,052,704	8,428,396	110,528	18,625
Realized gain distribution received	141,099	695,998	14,562,708	1,993,369	41,793,782	606,009	—
Change in unrealized appreciation/(depreciation) on investments	(599,854)	25,589,742	14,573,710	75,560,228	44,317,190	1,448,132	640,110

Net increase (decrease) in net assets resulting from operations	(57,094)	33,257,067	32,454,848	90,199,189	89,626,427	2,120,705	670,627
Contributions and (withdrawals):
Payments received from policyowners	624,900	970,759	979,067	16,423,262	15,938,467	1,381,912	927,752
Policyowners' surrenders	(486,359)	(11,443,616)	(13,118,897)	(38,132,380)	(43,183,060)	(365,416)	(154,960)
Policyowners' annuity and death benefits	(71,560)	(2,430,819)	(1,863,945)	(3,361,118)	(2,650,744)	(15,524)	(18,720)
Net transfers from (to) Fixed Account	904,001	(2,408,572)	(1,887,573)	5,391,839	5,292,581	1,131,844	947,983
Transfers between Investment Divisions	53,583,503	(4,072,581)	(2,154,191)	(42,792,852)	(21,056,063)	(114,437)	635,026

Net contributions and (withdrawals)	54,554,485	(19,384,829)	(18,045,539)	(62,471,249)	(45,658,819)	2,018,379	2,337,081

Increase (decrease) in net assets	54,497,391	13,872,238	14,409,309	27,727,940	43,967,608	4,139,084	3,007,708

NET ASSETS:
Beginning of period	—	129,926,647	115,517,338	365,879,999	321,912,391	4,563,123	1,555,415
End of period	$54,497,391	$143,798,885	$129,926,647	$393,607,939	$365,879,999	$8,702,207	$4,563,123

(b) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Service Class 2		Fidelity® VIP FundsManager® 60% Portfolio— Investor Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019 (a)	2020	2019 (a)
Operations:
Net investment income (loss)	$140,176	$249,658	$141,978	$336,186	$(2,749,091)	$1,252,968	$(16,422)	$22,445
Net realized gain (loss) on investments	(69,568)	891,018	(1,352,628)	161,004	130,061	9,191	55,196	7,697
Realized gain distribution received	2,076,233	3,167,594	4,989,801	6,546,915	6,748,581	72,434	110,389	1,132
Change in unrealized appreciation/(depreciation) on investments	(396,863)	6,717,116	2,550,231	15,774,101	58,621,544	12,517,547	1,010,621	203,370

Net increase (decrease) in net assets resulting from operations	1,749,978	11,025,386	6,329,382	22,818,206	62,751,095	13,852,140	1,159,784	234,644
Contributions and (withdrawals):
Payments received from policyowners	358,412	386,452	7,661,984	9,343,758	186,328,304	235,742,755	2,098,502	2,918,059
Policyowners' surrenders	(2,991,862)	(4,307,708)	(9,477,553)	(11,434,766)	(2,206,455)	(160,070)	(244,029)	(99,595)
Policyowners' annuity and death benefits	(835,346)	(1,171,254)	(893,515)	(1,008,430)	(341,127)	—	(70,751)	—
Net transfers from (to) Fixed Account	(1,052,207)	(786,242)	7,792,347	7,015,563	—	—	1,086,578	286,676
Transfers between Investment Divisions	(787,403)	(138,046)	(3,425,869)	(180,629)	789,991	660,110	1,940,645	652,673

Net contributions and (withdrawals)	(5,308,406)	(6,016,798)	1,657,394	3,735,496	184,570,713	236,242,795	4,810,945	3,757,813

Increase (decrease) in net assets	(3,558,428)	5,008,588	7,986,776	26,553,702	247,321,808	250,094,935	5,970,729	3,992,457

NET ASSETS:
Beginning of period	50,416,873	45,408,285	115,494,675	88,940,973	250,094,935	—	3,992,457	—
End of period	$46,858,445	$50,416,873	$123,481,451	$115,494,675	$497,416,743	$250,094,935	$9,963,186	$3,992,457

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Government Money Market Portfolio— Investor Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2
INCREASE (DECREASE) IN NET ASSETS:	2020	2019 (a)	2020	2019	2020	2019 (a)	2020	2019 (a)
Operations:
Net investment income (loss)	$(838)	$100	$(1,799,336)	$(1,050,713)	$(139,599)	$(9,776)	$8,298	$11,735
Net realized gain (loss) on investments	—	—	14,555,341	3,207,706	1,201,393	20,719	(55,862)	1,412
Realized gain distribution received	—	—	6,387,016	4,766,646	545,736	359	290	1,518
Change in unrealized appreciation/(depreciation) on investments	—	—	45,961,406	12,958,162	2,485,049	508,407	385,407	35,935

Net increase (decrease) in net assets resulting from operations	(838)	100	65,104,427	19,881,801	4,092,579	519,709	338,133	50,600
Contributions and (withdrawals):
Payments received from policyowners	790,829	660,010	20,917,035	15,472,579	5,582,193	1,520,027	793,901	200,215
Policyowners' surrenders	—	—	(10,112,970)	(5,236,655)	(1,338,634)	(105,809)	(79,345)	(28,685)
Policyowners' annuity and death benefits	—	—	(726,573)	(459,746)	(184,984)	—	(42,321)	—
Net transfers from (to) Fixed Account	—	—	10,957,074	5,393,725	4,884,058	815,075	600,282	210,189
Transfers between Investment Divisions	(789,991)	(660,110)	(2,511,702)	10,784,297	13,276,691	1,863,663	153,707	592,677

Net contributions and (withdrawals)	838	(100)	18,522,864	25,954,200	22,219,324	4,092,956	1,426,224	974,396

Increase (decrease) in net assets	—	—	83,627,291	45,836,001	26,311,903	4,612,665	1,764,357	1,024,996

NET ASSETS:
Beginning of period	—	—	87,879,862	42,043,861	4,612,665	—	1,024,996	—
End of period	$—	$—	$171,507,153	$87,879,862	$30,924,568	$4,612,665	$2,789,353	$1,024,996

(a) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Mid Cap Portfolio— Service Class 2		Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series II Shares	Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020 (c)	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,270,488)	$(1,154,667)	$(940)	$(86,559)	$(166,830)	$163,650	$(118,598)
Net realized gain (loss) on investments	(3,256,181)	(2,686,915)	2,004	(2,272,759)	(343,790)	335,164	670,958
Realized gain distribution received	—	14,929,469	2,743	100,296	1,146,084	731,856	2,223,017
Change in unrealized appreciation/(depreciation) on investments	22,271,538	13,743,977	63,907	507,685	2,097,030	2,628,881	5,388,900

Net increase (decrease) in net assets resulting from operations	17,744,869	24,831,864	67,714	(1,751,337)	2,732,494	3,859,551	8,164,277
Contributions and (withdrawals):
Payments received from policyowners	4,312,177	5,710,663	132,951	631,405	1,117,484	1,921,193	1,024,888
Policyowners' surrenders	(13,140,844)	(18,955,734)	(845)	(1,157,602)	(1,844,051)	(2,593,297)	(3,468,519)
Policyowners' annuity and death benefits	(1,121,026)	(1,951,860)	—	(66,567)	(203,849)	(228,862)	(174,016)
Net transfers from (to) Fixed Account	879,076	1,063,902	21,451	93,894	321,195	196,090	310,587
Transfers between Investment Divisions	(9,890,643)	(2,844,434)	241,816	(13,989,062)	3,384,547	(2,764,860)	(3,783,859)

Net contributions and (withdrawals)	(18,961,260)	(16,977,463)	395,373	(14,487,932)	2,775,326	(3,469,736)	(6,090,919)

Increase (decrease) in net assets	(1,216,391)	7,854,401	463,087	(16,239,269)	5,507,820	389,815	2,073,358

NET ASSETS:
Beginning of period	128,805,113	120,950,712	—	16,239,269	10,731,449	35,220,219	33,146,861
End of period	$127,588,722	$128,805,113	$463,087	$—	$16,239,269	$35,610,034	$35,220,219
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Service Shares		Legg Mason/QS Aggressive Model Portfolio— Class II
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020 (c)
Operations:
Net investment income (loss)	$(319,420)	$(151,699)	$(356,600)	$(237,661)	$(324,140)	$(223,604)	$63,730
Net realized gain (loss) on investments	(154,472)	147,896	3,630,673	3,961,488	2,009,612	2,235,418	184,680
Realized gain distribution received	1,680,001	531,840	2,577,015	3,046,093	1,883,138	2,062,382	147,134
Change in unrealized appreciation/(depreciation) on investments	3,150,204	2,095,252	2,518,833	5,243,923	2,234,263	3,794,767	1,279,376

Net increase (decrease) in net assets resulting from operations	4,356,313	2,623,289	8,369,921	12,013,843	5,802,873	7,868,963	1,674,920
Contributions and (withdrawals):
Payments received from policyowners	4,323,475	4,927,094	368,937	422,908	1,551,128	1,868,301	4,548,096
Policyowners' surrenders	(1,513,731)	(863,662)	(4,018,279)	(4,568,533)	(3,870,874)	(4,488,034)	(400,859)
Policyowners' annuity and death benefits	(144,621)	(31,920)	(661,140)	(1,050,515)	(166,586)	(80,234)	—
Net transfers from (to) Fixed Account	3,895,552	1,145,497	(664,534)	(503,071)	808,845	655,927	4,341,498
Transfers between Investment Divisions	(1,100,555)	6,205,372	(888,173)	(523,364)	(1,913,273)	(334,896)	6,371,907

Net contributions and (withdrawals)	5,460,120	11,382,381	(5,863,189)	(6,222,575)	(3,590,760)	(2,378,936)	14,860,642

Increase (decrease) in net assets	9,816,433	14,005,670	2,506,732	5,791,268	2,212,113	5,490,027	16,535,562

NET ASSETS:
Beginning of period	19,645,662	5,639,992	52,405,186	46,613,918	35,852,445	30,362,418	—
End of period	$29,462,095	$19,645,662	$54,911,918	$52,405,186	$38,064,558	$35,852,445	$16,535,562

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Legg Mason/QS Conservative Model Portfolio— Class II	Legg Mason/QS Moderate Model Portfolio— Class II	Legg Mason/QS Moderately Aggressive Model Portfolio— Class II	Legg Mason/QS Moderately Conservative Model Portfolio— Class II
INCREASE (DECREASE) IN NET ASSETS:	2020 (c)	2020 (c)	2020 (c)	2020 (c)
Operations:
Net investment income (loss)	$172,311	$371,792	$254,092	$242,302
Net realized gain (loss) on investments	39,608	529,709	323,166	78,564
Realized gain distribution received	80,668	461,605	355,381	163,632
Change in unrealized appreciation/(depreciation) on investments	405,310	3,655,048	3,414,496	1,549,118

Net increase (decrease) in net assets resulting from operations	697,897	5,018,154	4,347,135	2,033,616
Contributions and (withdrawals):
Payments received from policyowners	2,264,268	26,461,543	18,174,118	11,165,998
Policyowners' surrenders	(757,810)	(1,549,331)	(833,026)	(865,144)
Policyowners' annuity and death benefits	—	—	—	—
Net transfers from (to) Fixed Account	3,546,595	28,286,019	18,817,398	12,946,746
Transfers between Investment Divisions	15,666,165	16,897,245	11,599,944	16,060,764

Net contributions and (withdrawals)	20,719,218	70,095,476	47,758,434	39,308,364

Increase (decrease) in net assets	21,417,115	75,113,630	52,105,569	41,341,980

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$21,417,115	$75,113,630	$52,105,569	$41,341,980

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
53

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class		MFS® Investors Trust Series— Service Class		MFS ® Mid Cap Value Portfolio— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020 (c)
Operations:
Net investment income (loss)	$(183,266)	$27,954	$(70,601)	$(65,093)	$(684,253)	$(543,821)	$(17,595)
Net realized gain (loss) on investments	415,896	28,342	228,156	357,857	1,809,628	709,180	21,476
Realized gain distribution received	622,172	550,398	246,787	476,276	1,987,833	3,180,321	10,844
Change in unrealized appreciation/(depreciation) on investments	4,941,281	2,543,802	549,014	1,295,244	4,870,552	9,281,481	574,907

Net increase (decrease) in net assets resulting from operations	5,796,083	3,150,496	953,356	2,064,284	7,983,760	12,627,161	589,632
Contributions and (withdrawals):
Payments received from policyowners	3,576,420	5,174,328	103,571	70,535	3,731,175	6,521,290	117,793
Policyowners' surrenders	(1,685,027)	(868,178)	(420,474)	(536,098)	(3,856,669)	(3,694,252)	(147,150)
Policyowners' annuity and death benefits	(89,632)	(127,411)	(41,720)	(193,621)	(410,976)	(436,085)	(4,093)
Net transfers from (to) Fixed Account	6,214,376	5,265,751	(148,414)	(53,834)	6,250,348	7,403,451	125,524
Transfers between Investment Divisions	(2,400,066)	1,576,947	(90,492)	301,258	(5,969,322)	(809,749)	11,179,154

Net contributions and (withdrawals)	5,616,071	11,021,437	(597,529)	(411,760)	(255,444)	8,984,655	11,271,228

Increase (decrease) in net assets	11,412,154	14,171,933	355,827	1,652,524	7,728,316	21,611,816	11,860,860

NET ASSETS:
Beginning of period	23,489,436	9,317,503	8,733,081	7,080,557	61,622,766	40,010,950	—
End of period	$34,901,590	$23,489,436	$9,088,908	$8,733,081	$69,351,082	$61,622,766	$11,860,860

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS® Research Series— Initial Class		MFS® Research Series— Service Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(68,737)	$(64,879)	$(423,075)	$(275,609)	$179,178	$22,057	$(24,524)	$(22,818)
Net realized gain (loss) on investments	462,265	695,571	(370,219)	226,672	(1,505,309)	174,802	67,788	41,606
Realized gain distribution received	365,038	984,186	1,842,745	3,240,395	489,696	798,967	77,008	102,887
Change in unrealized appreciation/(depreciation) on investments	533,663	942,453	5,469,605	4,203,405	(2,900,182)	2,132,379	417,946	248,500

Net increase (decrease) in net assets resulting from operations	1,292,229	2,557,331	6,519,056	7,394,863	(3,736,617)	3,128,205	538,218	370,175
Contributions and (withdrawals):
Payments received from policyowners	143,597	131,051	4,104,841	7,602,264	876,275	1,360,424	—	—
Policyowners' surrenders	(831,508)	(1,023,050)	(3,429,466)	(2,755,707)	(1,958,118)	(2,130,311)	(165,079)	(89,744)
Policyowners' annuity and death benefits	(211,467)	(492,632)	(207,396)	(245,749)	(212,579)	(67,587)	(10,628)	(20,178)
Net transfers from (to) Fixed Account	(192,686)	(80,617)	6,753,505	6,940,554	710,967	552,031	1,035	1,207
Transfers between Investment Divisions	(177,350)	200,475	(3,794,674)	1,557,730	548,080	(158,039)	(21,412)	40,067

Net contributions and (withdrawals)	(1,269,414)	(1,264,773)	3,426,810	13,099,092	(35,375)	(443,482)	(196,084)	(68,648)

Increase (decrease) in net assets	22,815	1,292,558	9,945,866	20,493,955	(3,771,992)	2,684,723	342,134	301,527

NET ASSETS:
Beginning of period	9,985,504	8,692,946	40,049,998	19,556,043	21,447,058	18,762,335	1,536,218	1,234,691
End of period	$10,008,319	$9,985,504	$49,995,864	$40,049,998	$17,675,066	$21,447,058	$1,878,352	$1,536,218

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
55

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020 (c)	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,176,413)	$(1,159,698)	$53,551	$3,641,960	$40,440	$(125,660)	$224,533
Net realized gain (loss) on investments	6,092,453	2,318,208	8,862	267,084	247,639	62,598	(39,535)
Realized gain distribution received	4,000,867	5,572,427	5,760	—	588,173	—	—
Change in unrealized appreciation/(depreciation) on investments	16,166,118	11,652,610	193,280	(815,536)	3,440,959	389,105	271,899

Net increase (decrease) in net assets resulting from operations	25,083,025	18,383,547	261,453	3,093,508	4,317,211	326,043	456,897
Contributions and (withdrawals):
Payments received from policyowners	5,174,375	3,985,984	706,615	2,880,425	4,717,365	1,542,685	1,195,443
Policyowners' surrenders	(8,013,031)	(7,845,059)	(233,856)	(7,234,442)	(7,380,679)	(3,564,021)	(2,089,842)
Policyowners' annuity and death benefits	(579,655)	(879,431)	—	(952,732)	(776,929)	(128,394)	(110,691)
Net transfers from (to) Fixed Account	1,594,614	1,745,867	500,161	3,419,845	4,080,654	2,379,055	1,326,172
Transfers between Investment Divisions	(12,001,951)	2,361,170	3,057,117	(794,766)	3,263,136	10,084,082	(200,208)

Net contributions and (withdrawals)	(13,825,648)	(631,469)	4,030,037	(2,681,670)	3,903,547	10,313,407	120,874

Increase (decrease) in net assets	11,257,377	17,752,078	4,291,490	411,838	8,220,758	10,639,450	577,771

NET ASSETS:
Beginning of period	76,951,585	59,199,507	—	90,456,137	82,235,379	21,156,998	20,579,227
End of period	$88,208,962	$76,951,585	$4,291,490	$90,867,975	$90,456,137	$31,796,448	$21,156,998

(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56

NYLIAC Variable Annuity Separate Account-III
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Total Return Portfolio— Advisor Class		Victory VIF Diversified Stock Fund— Class A Shares
INCREASE (DECREASE) IN NET ASSETS:	2020	2019	2020	2019
Operations:
Net investment income (loss)	$610,795	$1,303,144	$(106,040)	$(127,552)
Net realized gain (loss) on investments	1,149,946	(130,223)	1,803	(231,092)
Realized gain distribution received	1,561,942	—	582,918	650,137
Change in unrealized appreciation/(depreciation) on investments	5,613,360	4,840,210	29,258	2,443,902

Net increase (decrease) in net assets resulting from operations	8,936,043	6,013,131	507,939	2,735,395
Contributions and (withdrawals):
Payments received from policyowners	13,600,838	14,018,832	98,410	88,033
Policyowners' surrenders	(11,418,027)	(9,320,950)	(1,004,769)	(1,567,435)
Policyowners' annuity and death benefits	(1,232,828)	(819,460)	(71,860)	(139,359)
Net transfers from (to) Fixed Account	14,034,145	11,727,365	(321,528)	(353,417)
Transfers between Investment Divisions	36,911,933	9,179,262	(10,745,445)	(401,091)

Net contributions and (withdrawals)	51,896,061	24,785,049	(12,045,192)	(2,373,269)

Increase (decrease) in net assets	60,832,104	30,798,180	(11,537,253)	362,126

NET ASSETS:
Beginning of period	118,131,600	87,333,420	11,537,253	11,175,127
End of period	$178,963,704	$118,131,600	$—	$11,537,253

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
57

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity) , Series X policies (New York Life Income Plus Variable Annuity), Series XI policies (New York Life Premier Variable Annuity II), Series XII policies (New York Life Premier Plus Variable Annuity II), Series XIII policies (New York Life Complete Access Variable Annuity II), Series XIV policies (New York Life Flexible Premium Variable Annuity III), Series XV policies (New York Life Income Plus Variable Annuity II), Series XVI policies (New York Life Premier Variable Annuity - FP Series) and Series XVII policies (New York Life Premier Variable Annuity - P Series). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued. Effective February 12, 2016, sales of the Series X policies (New York Life Income Plus Variable Annuity) and Series XV policies (New York Life Income Plus II Variable Annuity) were discontinued. Effective May 1, 2016, sales of the Series VII policies (New York Life Complete Access Variable Annuity), the remaining Series I policies (New York Life Flexible Premium Variable Annuity II), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity) were discontinued. Effective May 1, 2020, sales of the Series XIII policies (New York Life Complete Access Variable Annuity II) were discontinued.
NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, Franklin Resources, Inc., the Janus Aspen Series, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust, (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging (DCA) Advantage Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.
The MainStay VP U.S. Government Money Market, MainStay VP Mellon Natural Resources—Initial Class and Fidelity® VIP Government Money Market Portfolio—Investor Class offer one class of shares under this Separate Account which are presented within the initial class section. MainStay VP Balanced—Service Class, MainStay VP CBRE Global Infrastructure—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP IQ Hedge Multi-Strategy—Service Class, MainStay VP MacKay Unconstrained Bond—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP Moderate Growth Allocation—Service Class, MainStay VP PIMCO Real Return Portfolio—Service Class, American Funds IS Asset Allocation—Class 4, American Funds IS Blue Chip Income and Growth Fund—Class 4, American Funds IS Global Small Capitalization Fund—Class 4, American Funds IS Growth Fund—Class 4, American Funds IS New World Fund®—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, ClearBridge
58

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):
Variable Appreciation Portfolio—Class II, Columbia Variable Portfolio—Commodity Strategy Fund—Class 2, Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Delaware VIP® Small Cap Value Series—Service Class, DWS Alternative Asset Allocation VIP—Class B, Fidelity® VIP Bond Index Portfolio—Service Class 2, Fidelity® VIP Emerging Markets Portfolio—Service Class 2, Fidelity® VIP Growth Opportunities Portfolio—Service Class 2, Fidelity® VIP Health Care Portfolio—Service Class 2, Fidelity® VIP International Index Portfolio—Service Class 2, Fidelity® VIP Mid Cap—Service Class 2, Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares, Invesco V.I. International Growth Fund—Series II Shares, Janus Henderson Enterprise Portfolio—Service Shares, Legg Mason/QS Aggressive Model Portfolio—Class II, Legg Mason/QS Conservative Model Portfolio—Class II, Legg Mason/QS Moderate Model Portfolio—Class II, Legg Mason/QS Moderately Aggressive Model Portfolio—Class II, Legg Mason/QS Moderately Conservative Model Portfolio—Class II, MFS® International Intrinsic Value Portfolio—Service Class, MFS® Mid Cap Value Portfolio—Service Class, Morgan Stanley VIF U.S. Real Estate Portfolio—Class II, PIMCO VIT Income Portfolio—Advisor Class, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Low Duration—Advisor Class, and PIMCO VIT Total Return Portfolio—Advisor Class offer one class of shares under this Separate Account which are presented within the service class section.

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

MainStay VP Balanced—Service Class
MainStay VP Bond—Initial Class
MainStay VP Bond—Service Class
MainStay VP CBRE Global Infrastructure—Service Class (formerly MainStay VP Cushing® Renaissance Advantage—Service Class)
MainStay VP Conservative Allocation—Service Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Emerging Markets Equity—Service Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Epoch U.S. Equity Yield—Service Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Service Class
MainStay VP Floating Rate—Service Class
MainStay VP Growth Allocation—Service Class
MainStay VP Income Builder—Initial Class
MainStay VP Income Builder—Service Class
MainStay VP IQ Hedge Multi-Strategy—Service Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP Janus Henderson Balanced—Service Class
MainStay VP MacKay Common Stock—Initial Class
MainStay VP MacKay Common Stock—Service Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Convertible—Service Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay Government—Service Class
MainStay VP MacKay Growth—Initial Class
MainStay VP MacKay Growth—Service Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Service Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay International Equity—Service Class
59

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP MacKay Mid Cap Core—Initial Class
MainStay VP MacKay Mid Cap Core—Service Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP MacKay S&P 500 Index—Service Class
MainStay VP MacKay Small Cap Core—Initial Class
MainStay VP MacKay Small Cap Core—Service Class
MainStay VP MacKay Unconstrained Bond—Service Class
MainStay VP Mellon Natural Resources—Initial Class
MainStay VP Moderate Allocation—Service Class
MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP Small Cap Growth—Initial Class (formerly MainStay VP Eagle Small Cap Growth—Initial Class)
MainStay VP Small Cap Growth—Service Class (formerly MainStay VP Eagle Small Cap Growth—Service Class)
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP T. Rowe Price Equity Income—Service Class
MainStay VP U.S. Government Money Market—Initial Class
MainStay VP Winslow Large Cap Growth—Initial Class (formerly MainStay VP Large Cap Growth—Initial Class)
MainStay VP Winslow Large Cap Growth—Service Class (formerly MainStay VP Large Cap Growth—Service Class)
American Funds IS Asset Allocation Fund—Class 4
American Funds IS Blue Chip Income and Growth Fund—Class 4
American Funds IS Global Small Capitalization Fund—Class 4
American Funds IS Growth Fund—Class 4
American Funds IS New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
BNY Mellon IP Technology Growth Portfolio—Initial Shares
BNY Mellon IP Technology Growth Portfolio—Service Shares
ClearBridge Variable Appreciation Portfolio—Class II
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Small Cap Value Series—Service Class
DWS Alternative Asset Allocation VIP—Class B
Fidelity® VIP Bond Index Portfolio—Service Class 2
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP ContrafundSM Portfolio—Service Class 2
Fidelity® VIP Emerging Markets Portfolio—Service Class 2
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class
Fidelity® VIP FundsManager® 60% Portfolio—Service Class
Fidelity® VIP Government Money Market Portfolio—Investor Class
60

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Health Care Portfolio—Service Class 2
Fidelity® VIP International Index Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares
Invesco V.I. International Growth Fund—Series II Shares
Janus Henderson Enterprise Portfolio—Service Shares
Janus Henderson Global Research Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Service Shares
Legg Mason/QS Aggressive Model Portfolio—Class II
Legg Mason/QS Conservative Model Portfolio—Class II
Legg Mason/QS Moderate Model Portfolio—Class II
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II
Legg Mason/QS Moderately Conservative Model Portfolio—Class II
MFS® International Intrinsic Value Portfolio—Service Class
MFS® Investors Trust Series—Initial Class
MFS® Investors Trust Series—Service Class
MFS® Mid Cap Value Portfolio—Service Class
MFS® Research Series—Initial Class
MFS® Research Series—Service Class
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT Income Portfolio—Advisor Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
PIMCO VIT Low Duration Portfolio—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
__________________________________________________________

Not all investment options are available under all policies.

New investments in the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Columbia Variable Portfolio—Commodity Strategy Fund Investment Divisions are restricted to those policies already invested in these Investment Divisions.

On November 23, 2020, the following fund substitutions took place: Shares of the MainStay VP Indexed Bond—Service Class were substituted for shares of the Fidelity® VIP Bond Index Portfolio—Service Class 2, shares of the Invesco V.I. American Value Fund—Series II Shares were substituted for shares of the MFS® Mid Cap Value Portfolio—Service Class and shares of the Victory VIF Diversified Stock Fund—Class A Shares were substituted for shares of the MainStay VP MacKay S&P 500 Index—Initial Class.
For Series I policies known as New York Life Flexible Premium Variable Annuity II and Series VII, VIII, IX, X, XI, XII, XIII, XIV, XV and XVI policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or DCA Advantage Accounts (where available) within two business days after receipt. For Series I, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV and XVI policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or DCA Advantage Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity,
61

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):
subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. For Series XVII policies known as the New York Life Premier Variable Annuity - P Series, initial premium payments are allocated to the Investment Division within two business days after receipt. Subsequent initial premium payments must be received within 90 days after the Policy Date and will be allocated to your policy at the close of the Business Day on which they are received.
In addition, for Series I, II, III, VI, VII, VIII, IX, XI, XII, XIII, XIV and XVI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Accounts.
No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

62

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Purchases	Sales
MainStay VP Balanced—Service Class	$17,023	$22,560
MainStay VP Bond—Initial Class	2,919	5,941
MainStay VP Bond—Service Class	48,840	28,489
MainStay VP CBRE Global Infrastructure—Service Class	1,561	1,454
MainStay VP Conservative Allocation—Service Class	33,443	50,325
MainStay VP Emerging Markets Equity—Initial Class	466	2,208
MainStay VP Emerging Markets Equity—Service Class	1,669	10,507
MainStay VP Epoch U.S. Equity Yield—Initial Class	6,121	12,367
MainStay VP Epoch U.S. Equity Yield—Service Class	20,586	26,245
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	100	137
MainStay VP Fidelity Institutional AM® Utilities—Service Class	42,607	73,341
MainStay VP Floating Rate—Service Class	28,917	48,422
MainStay VP Growth Allocation—Service Class	21,766	35,453
MainStay VP Income Builder—Initial Class	4,785	7,086
MainStay VP Income Builder—Service Class	32,262	25,505
MainStay VP Indexed Bond—Service Class	36,584	66,462
MainStay VP IQ Hedge Multi-Strategy—Service Class	4,839	12,151
MainStay VP Janus Henderson Balanced—Initial Class	9,537	23,140
MainStay VP Janus Henderson Balanced—Service Class	68,271	52,848
MainStay VP MacKay Common Stock—Initial Class	7,047	10,068
MainStay VP MacKay Common Stock—Service Class	10,364	13,113
MainStay VP MacKay Convertible—Initial Class	5,044	10,733
MainStay VP MacKay Convertible—Service Class	48,223	54,900
MainStay VP MacKay Government—Initial Class	3,217	4,695
MainStay VP MacKay Government—Service Class	60,620	43,495
MainStay VP MacKay Growth—Initial Class	9,217	11,369
MainStay VP MacKay Growth—Service Class	2,704	5,846
MainStay VP MacKay High Yield Corporate Bond—Initial Class	11,298	27,531
MainStay VP MacKay High Yield Corporate Bond—Service Class	138,030	129,264
MainStay VP MacKay International Equity—Initial Class	1,460	3,937
MainStay VP MacKay International Equity—Service Class	10,852	21,143
MainStay VP MacKay Mid Cap Core—Initial Class	3,596	7,357
MainStay VP MacKay Mid Cap Core—Service Class	29,246	30,612
MainStay VP MacKay S&P 500 Index—Initial Class	7,605	24,965
MainStay VP MacKay S&P 500 Index—Service Class	81,153	83,199
MainStay VP MacKay Small Cap Core—Initial Class	855	3,848
MainStay VP MacKay Small Cap Core—Service Class	7,135	20,475
MainStay VP MacKay Unconstrained Bond—Service Class	21,308	40,288
MainStay VP Mellon Natural Resources—Initial Class	7,781	15,444
MainStay VP Moderate Allocation—Service Class	34,610	62,651
MainStay VP Moderate Growth Allocation—Service Class	31,131	81,735
MainStay VP PIMCO Real Return—Service Class	47,449	20,345
MainStay VP Small Cap Growth—Initial Class	1,631	8,515
MainStay VP Small Cap Growth—Service Class	6,541	9,915
MainStay VP T. Rowe Price Equity Income—Initial Class	4,447	5,964
MainStay VP T. Rowe Price Equity Income—Service Class	11,393	16,101
MainStay VP U.S. Government Money Market—Initial Class	228,479	123,900
63

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MainStay VP Winslow Large Cap Growth—Initial Class	$6,350	$9,135
MainStay VP Winslow Large Cap Growth—Service Class	64,700	55,120
American Funds IS Asset Allocation Fund—Class 4	28,514	9,118
American Funds IS Blue Chip Income and Growth Fund—Class 4	22,907	7,959
American Funds IS Global Small Capitalization Fund—Class 4	3,419	3,290
American Funds IS Growth Fund—Class 4	19,851	8,048
American Funds IS New World Fund®—Class 4	10,213	11,176
BlackRock® Global Allocation V.I. Fund—Class III	15,517	29,041
BlackRock® High Yield V.I. Fund—Class III	24,014	10,489
BNY Mellon IP Technology Growth Portfolio—Initial Shares	5,915	6,739
BNY Mellon IP Technology Growth Portfolio—Service Shares	49,943	47,532
ClearBridge Variable Appreciation Portfolio—Class II	5,630	3,112
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	772	528
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	12,960	7,550
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	7,027	9,711
Delaware VIP® Small Cap Value Series—Service Class	4,594	1,823
DWS Alternative Asset Allocation VIP—Class B	21,290	7,125
Fidelity® VIP Bond Index Portfolio—Service Class 2	56,544	1,440
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2,224	22,492
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	32,182	98,067
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	4,342	1,762
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	3,488	6,580
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	26,172	19,383
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	189,880	1,309
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	6,292	1,387
Fidelity® VIP Government Money Market Portfolio—Investor Class	791	791
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	68,869	45,758
Fidelity® VIP Health Care Portfolio—Service Class 2	32,303	9,677
Fidelity® VIP International Index Portfolio—Service Class 2	2,218	783
Fidelity® VIP Mid Cap Portfolio—Service Class 2	9,817	30,049
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares	421	24
Invesco V.I. American Value Fund—Series II Shares	2,552	17,026
Invesco V.I. International Growth Fund—Series II Shares	5,140	7,714
Janus Henderson Enterprise Portfolio—Service Shares	15,020	8,199
Janus Henderson Global Research Portfolio—Institutional Shares	3,477	7,120
Janus Henderson Global Research Portfolio—Service Shares	5,339	7,371
Legg Mason/QS Aggressive Model Portfolio—Class II	17,208	2,137
Legg Mason/QS Conservative Model Portfolio—Class II	22,199	1,227
Legg Mason/QS Moderate Model Portfolio—Class II	78,022	7,093
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	51,753	3,385
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	41,336	1,621
MFS® International Intrinsic Value Portfolio—Service Class	11,086	5,031
MFS® Investors Trust Series—Initial Class	617	1,038
MFS® Investors Trust Series—Service Class	12,494	11,446
MFS® Mid Cap Value Portfolio—Service Class	11,591	326
MFS® Research Series—Initial Class	721	1,694
MFS® Research Series—Service Class	14,955	10,109
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	6,075	5,442
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	80	224
64

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	$18,822	$29,824
PIMCO VIT Income Portfolio—Advisor Class	4,426	337
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	19,386	18,426
PIMCO VIT Low Duration Portfolio—Advisor Class	19,330	9,143
PIMCO VIT Total Return Portfolio—Advisor Class	81,047	26,978
Victory VIF Diversified Stock Fund—Class A Shares	878	12,446
Total	$2,397,445	$2,058,404
Not all investment divisions are available under all policies.
65

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Brown Advisory LLC ("Brown Advisory"), Candriam Belgium S.A. (“Candriam Belgium”), CBRE Clarion Securities ("CBRE Clarion"), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), IndexIQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay”), Mellon Investments Corporation ("Mellon"), New York Life Investors LLC (“NYLI ”), Pacific Investment Management Company LLC (“PIMCO”), Segall Bryant & Hamill, LLC ("SBH"), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Candriam Belgium is a part of Candriam Investors Group. CBRE Clarion is the listed securities investment management arm of CBRE Global Investors. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus Capital is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. Mellon is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. SBH and T. Rowe Price are independent investment advisory firms. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.
NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX , X, XI, XII, XIV, XV, XVI and XVII policies. Policies in Series II, VII and XIII are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.
For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.
For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.
For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.
For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8%
66

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.
For New York Life Premier Variable Annuity II policies, which are part of Series XI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. For policies applied for before May 1, 2019, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For policies applied for on or after May 1, 2019, this charge is 7% during the first two payment years and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Plus Variable Annuity II policies, which are part of Series XII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.
For New York Life Flexible Premium Variable Annuity III policies, which are part of Series XIV, the percentage of surrender charge is based on the Policy Year. This charge is 7% for the first three Policy Years and declines to 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made.
For New York Life Income Plus Variable Annuity II policies with the Guaranteed Future Income Benefit Rider, which are part of Series XV, the product is a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.
For New York Life Premier Variable Annuity - FP Series policies, which are part of Series XVI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Variable Annuity - P Series policies, which are part of Series XVII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years following the Policy Date. This charge is 7% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.
All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.
NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II, IV, VII and XIV policies and $100,000 for Series III, V and VI VIII, IX, XI, XII, XIII and XVI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II, VII and XIII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII, IX XI, XII, XIV and XVI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X and XV policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit (for Series X policies)/GFIB Payment Commencement Date (whichever comes first). These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.
Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.
The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65%, 1.35%, 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60%, 1.35% during the surrender charge period for the initial premium and 1.15% after the surrender charge period for the initial premium for
67

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016 and 1.35%, for Series XVI policies, the charge is 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity - FP Series, for Series XVII policies, the charge is 1.20% during the surrender charge period and 1.00% after the surrender charge period, for New York Life Premier Variable Annuity - P Series, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.
In addition, New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies, which are part of Series X and Series XV, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II prospectuses) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.
Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 1.21%. These ranges are shown as a percentage of average net assets as of December 31, 2019, and approximate the ranges as of December 31, 2020.

NOTE 4—Distribution of Net Income:
The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.
68

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):
The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Service Class	927	(1,352)	(425)	959	(1,273)	(314)
MainStay VP Bond—Initial Class	98	(245)	(147)	73	(308)	(235)
MainStay VP Bond—Service Class	4,012	(2,195)	1,817	3,057	(1,473)	1,584
MainStay VP CBRE Global Infrastructure—Service Class	214	(233)	(19)	190	(235)	(45)
MainStay VP Conservative Allocation—Service Class	1,987	(3,155)	(1,168)	1,854	(3,450)	(1,596)
MainStay VP Emerging Markets Equity—Initial Class	17	(234)	(217)	21	(271)	(250)
MainStay VP Emerging Markets Equity—Service Class	75	(1,116)	(1,041)	135	(1,156)	(1,021)
MainStay VP Epoch U.S. Equity Yield—Initial Class	37	(485)	(448)	56	(657)	(601)
MainStay VP Epoch U.S. Equity Yield—Service Class	841	(1,164)	(323)	495	(1,390)	(895)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2	(8)	(6)	—	(11)	(11)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	1,497	(4,656)	(3,159)	1,103	(4,639)	(3,536)
MainStay VP Floating Rate—Service Class	2,091	(3,928)	(1,837)	2,363	(4,803)	(2,440)
MainStay VP Growth Allocation—Service Class	798	(2,013)	(1,215)	507	(1,637)	(1,130)
MainStay VP Income Builder—Initial Class	59	(210)	(151)	38	(249)	(211)
MainStay VP Income Builder—Service Class	1,914	(1,452)	462	1,634	(989)	645
MainStay VP Indexed Bond—Service Class	3,328	(6,012)	(2,684)	2,089	(340)	1,749
MainStay VP IQ Hedge Multi-Strategy—Service Class	466	(1,413)	(947)	387	(1,153)	(766)
MainStay VP Janus Henderson Balanced—Initial Class	72	(1,110)	(1,038)	83	(1,346)	(1,263)
MainStay VP Janus Henderson Balanced—Service Class	3,637	(2,963)	674	3,227	(2,419)	808
MainStay VP MacKay Common Stock—Initial Class	9	(188)	(179)	18	(219)	(201)
MainStay VP MacKay Common Stock—Service Class	314	(550)	(236)	358	(537)	(179)
MainStay VP MacKay Convertible—Initial Class	110	(266)	(156)	53	(272)	(219)
MainStay VP MacKay Convertible—Service Class	2,676	(2,525)	151	2,892	(1,586)	1,306
MainStay VP MacKay Government—Initial Class	155	(232)	(77)	79	(231)	(152)
MainStay VP MacKay Government—Service Class	5,587	(3,894)	1,693	1,910	(1,103)	807
MainStay VP MacKay Growth—Initial Class	18	(280)	(262)	18	(349)	(331)
MainStay VP MacKay Growth—Service Class	13	(204)	(191)	19	(219)	(200)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	94	(650)	(556)	102	(651)	(549)
MainStay VP MacKay High Yield Corporate Bond—Service Class	8,062	(7,321)	741	6,447	(5,491)	956
MainStay VP MacKay International Equity—Initial Class	11	(140)	(129)	16	(132)	(116)
MainStay VP MacKay International Equity—Service Class	461	(1,127)	(666)	618	(958)	(340)
MainStay VP MacKay Mid Cap Core—Initial Class	27	(211)	(184)	23	(200)	(177)
MainStay VP MacKay Mid Cap Core—Service Class	1,476	(1,313)	163	1,632	(853)	779
MainStay VP MacKay S&P 500 Index—Initial Class	99	(464)	(365)	57	(520)	(463)
MainStay VP MacKay S&P 500 Index—Service Class	4,358	(3,528)	830	4,129	(2,006)	2,123
MainStay VP MacKay Small Cap Core—Initial Class	123	(411)	(288)	2,484	(282)	2,202
MainStay VP MacKay Small Cap Core—Service Class	780	(1,719)	(939)	5,131	(1,337)	3,794
MainStay VP MacKay Unconstrained Bond—Service Class	1,583	(3,454)	(1,871)	1,400	(2,823)	(1,423)
MainStay VP Mellon Natural Resources—Initial Class	1,332	(2,833)	(1,501)	1,008	(2,804)	(1,796)
MainStay VP Moderate Allocation—Service Class	1,507	(3,695)	(2,188)	1,557	(4,208)	(2,651)
MainStay VP Moderate Growth Allocation—Service Class	779	(4,528)	(3,749)	876	(4,713)	(3,837)
MainStay VP PIMCO Real Return—Service Class	4,322	(1,904)	2,418	2,111	(1,183)	928
69

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Small Cap Growth—Initial Class	26	(417)	(391)	41	(475)	(434)
MainStay VP Small Cap Growth—Service Class	339	(562)	(223)	405	(515)	(110)
MainStay VP T. Rowe Price Equity Income—Initial Class	36	(317)	(281)	22	(400)	(378)
MainStay VP T. Rowe Price Equity Income—Service Class	259	(946)	(687)	68	(1,397)	(1,329)
MainStay VP U.S. Government Money Market—Initial Class	92,732	(56,122)	36,610	31,757	(45,642)	(13,885)
MainStay VP Winslow Large Cap Growth—Initial Class	84	(226)	(142)	70	(229)	(159)
MainStay VP Winslow Large Cap Growth—Service Class	2,248	(1,852)	396	1,522	(1,289)	233
American Funds IS Asset Allocation Fund—Class 4	2,486	(790)	1,696	2,441	(285)	2,156
American Funds IS Blue Chip Income and Growth Fund—Class 4	2,126	(715)	1,411	2,396	(299)	2,097
American Funds IS Global Small Capitalization Fund—Class 4	214	(245)	(31)	176	(127)	49
American Funds IS Growth Fund—Class 4	1,267	(527)	740	810	(274)	536
American Funds IS New World Fund®—Class 4	800	(815)	(15)	913	(471)	442
BlackRock® Global Allocation V.I. Fund—Class III	661	(2,152)	(1,491)	686	(1,937)	(1,251)
BlackRock® High Yield V.I. Fund—Class III	1,819	(889)	930	1,461	(562)	899
BNY Mellon IP Technology Growth Portfolio—Initial Shares	97	(164)	(67)	57	(128)	(71)
BNY Mellon IP Technology Growth Portfolio—Service Shares	1,394	(1,363)	31	722	(639)	83
ClearBridge Variable Appreciation Portfolio—Class II	401	(236)	165	610	(65)	545
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	70	(76)	(6)	55	(78)	(23)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	1,087	(667)	420	1,564	(234)	1,330
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	451	(544)	(93)	245	(414)	(169)
Delaware VIP® Small Cap Value Series—Service Class	534	(203)	331	255	(70)	185
DWS Alternative Asset Allocation VIP—Class B	2,032	(673)	1,359	2,745	(216)	2,529
Fidelity® VIP Bond Index Portfolio—Service Class 2	5,597	(142)	5,455	—	—	—
Fidelity® VIP ContrafundSM Portfolio—Initial Class	25	(356)	(331)	17	(384)	(367)
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	1,702	(3,687)	(1,985)	1,441	(2,755)	(1,314)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	367	(160)	207	323	(78)	245
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	26	(200)	(174)	27	(221)	(194)
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	1,491	(989)	502	1,382	(692)	690
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	17,817	(73)	17,744	23,339	(16)	23,323
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	564	(120)	444	409	(38)	371
Fidelity® VIP Government Money Market Portfolio—Investor Class	79	(79)	—	75	(75)	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2,429	(1,687)	742	2,038	(660)	1,378
Fidelity® VIP Health Care Portfolio—Service Class 2	2,464	(717)	1,747	400	(21)	379
Fidelity® VIP International Index Portfolio—Service Class 2	224	(80)	144	100	(4)	96
Fidelity® VIP Mid Cap Portfolio—Service Class 2	746	(1,284)	(538)	658	(1,036)	(378)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares	31	(1)	30	—	—	—
Invesco V.I. American Value Fund—Series II Shares	235	(1,412)	(1,177)	501	(271)	230
Invesco V.I. International Growth Fund—Series II Shares	355	(659)	(304)	132	(708)	(576)
Janus Henderson Enterprise Portfolio—Service Shares	1,071	(665)	406	1,104	(194)	910
Janus Henderson Global Research Portfolio—Institutional Shares	27	(235)	(208)	29	(280)	(251)
Janus Henderson Global Research Portfolio—Service Shares	223	(343)	(120)	271	(340)	(69)
Legg Mason/QS Aggressive Model Portfolio—Class II	1,465	(181)	1,284	—	—	—
Legg Mason/QS Conservative Model Portfolio—Class II	2,072	(111)	1,961	—	—	—
70

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Legg Mason/QS Moderate Model Portfolio—Class II	7,010	(621)	6,389	—	—	—
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	4,519	(288)	4,231	—	—	—
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	3,758	(143)	3,615	—	—	—
MFS® International Intrinsic Value Portfolio—Service Class	854	(382)	472	1,139	(187)	952
MFS® Investors Trust Series—Initial Class	13	(37)	(24)	26	(42)	(16)
MFS® Investors Trust Series—Service Class	693	(574)	119	951	(263)	688
MFS® Mid Cap Value Portfolio—Service Class	896	(24)	872	—	—	—
MFS® Research Series—Initial Class	11	(54)	(43)	20	(67)	(47)
MFS® Research Series—Service Class	769	(489)	280	1,093	(155)	938
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	601	(558)	43	387	(408)	(21)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	—	(5)	(5)	3	(6)	(3)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	712	(1,103)	(391)	662	(586)	76
PIMCO VIT Income Portfolio—Advisor Class	415	(29)	386	—	—	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	1,321	(1,569)	(248)	1,393	(1,038)	355
PIMCO VIT Low Duration Portfolio—Advisor Class	1,891	(883)	1,008	593	(588)	5
PIMCO VIT Total Return Portfolio—Advisor Class	6,876	(2,333)	4,543	3,413	(1,102)	2,311
Victory VIF Diversified Stock Fund—Class A Shares	16	(539)	(523)	9	(122)	(113)

Not all investment divisions are available under all policies.
71

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:
The following table presents financial highlights for each Investment Division as of December 31, 2020, 2019, 2018, 2017 and 2016:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Balanced—Service Class	2020	$106,930	6,274	$12.28 to $21.80	5.7% to 6.3%	1.8%
	2019	111,487	6,699	11.59 to 20.53	14.3% to 15.1%	1.7%
	2018	105,451	7,013	10.11 to 17.87	(9.3%) to (8.7%)	1.4%
	2017	131,532	7,725	11.12 to 19.60	7.7% to 8.4%	1.1%
	2016	128,444	7,800	10.30 to 18.10	4.9% to 8.5%	1.2%
MainStay VP Bond—Initial Class	2020	$35,395	1,497	$16.49 to $25.73	6.0% to 6.4%	2.0%
	2019	36,491	1,644	15.57 to 24.17	7.1% to 7.6%	2.7%
	2018	38,703	1,879	14.53 to 22.47	(2.8%) to (2.4%)	2.8%
	2017	45,537	2,156	14.96 to 23.02	2.0% to 2.4%	2.4%
	2016	51,248	2,490	14.67 to 22.47	1.6% to 2.1%	2.6%
MainStay VP Bond—Service Class	2020	$139,819	11,073	$11.12 to $15.66	5.7% to 6.4%	2.0%
	2019	113,336	9,256	10.49 to 14.75	6.9% to 7.6%	2.7%
	2018	92,030	7,672	9.78 to 13.74	(3.1%) to (2.4%)	2.6%
	2017	102,029	8,043	10.05 to 14.11	1.7% to 2.4%	2.2%
	2016	116,120	9,243	9.85 to 13.82	(1.5%) to 1.9%	2.4%
MainStay VP CBRE Global Infrastructure—Service Class	2020	$3,700	530	$6.20 to $7.85	(14.5%) to (14.1%)	6.8%
	2019	4,406	549	7.25 to 9.14	3.2% to 3.8%	0.0%
	2018	4,541	594	7.02 to 8.80	(29.1%) to (28.7%)	0.0%
	2017	7,183	684	9.91 to 12.35	5.8% to 6.4%	0.0%
	2016	6,840	719	9.37 to 11.61	15.9% to 26.8%	0.2%
MainStay VP Conservative Allocation—Service Class	2020	$242,878	15,145	$12.07 to $18.79	8.0% to 8.7%	1.8%
	2019	245,989	16,313	11.15 to 17.32	12.4% to 13.2%	2.5%
	2018	244,737	17,909	9.89 to 15.33	(8.4%) to (7.8%)	2.1%
	2017	301,087	19,772	10.77 to 16.67	8.5% to 9.2%	1.8%
	2016	295,075	20,534	9.90 to 15.29	3.0% to 4.7%	2.3%
MainStay VP Emerging Markets Equity—Initial Class	2020	$12,171	1,073	$10.92 to $11.37	23.4% to 24.0%	3.2%
	2019	11,803	1,290	8.85 to 9.17	17.9% to 18.4%	1.4%
	2018	11,908	1,540	7.51 to 7.74	(22.0%) to (21.7%)	1.4%
	2017	18,540	1,879	9.63 to 9.89	40.5% to 41.1%	1.2%
	2016	13,489	1,929	6.85 to 7.00	4.3% to 4.8%	0.4%
72

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Emerging Markets Equity—Service Class	2020	$43,338	3,842	$10.68 to $16.76	23.1% to 23.9%	2.9%
	2019	44,608	4,883	8.68 to 13.52	17.6% to 18.4%	1.1%
	2018	45,533	5,904	7.38 to 11.43	(22.2%) to (21.7%)	1.1%
	2017	70,068	7,109	9.49 to 14.59	40.2% to 41.1%	1.0%
	2016	55,245	7,964	6.77 to 10.34	3.2% to 4.6%	0.2%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2020	$93,361	3,652	$23.08 to $31.54	(1.8%) to (1.4%)	2.7%
	2019	106,293	4,100	23.45 to 32.12	21.9% to 22.5%	3.1%
	2018	99,479	4,701	19.19 to 26.35	(7.0%) to (6.6%)	2.1%
	2017	122,979	5,430	20.57 to 28.32	16.5% to 17.0%	1.3%
	2016	122,986	6,356	17.62 to 24.31	3.0% to 3.4%	1.1%
MainStay VP Epoch U.S. Equity Yield—Service Class	2020	$159,904	7,058	$12.38 to $27.83	(2.1%) to (1.4%)	2.5%
	2019	176,421	7,381	12.61 to 28.29	21.6% to 22.4%	2.9%
	2018	166,534	8,276	10.34 to 23.16	(7.2%) to (6.6%)	1.8%
	2017	210,536	9,541	11.12 to 24.85	16.2% to 17.0%	1.1%
	2016	214,150	11,014	9.54 to 21.29	2.7% to 5.8%	0.8%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2020	$886	50	$16.99 to $17.68	(2.2%) to (1.8%)	2.5%
	2019	1,009	56	17.37 to 18.00	21.0% to 21.5%	2.5%
	2018	990	67	14.36 to 14.81	(1.1%) to (0.6%)	1.2%
	2017	1,095	74	14.51 to 14.90	12.6% to 13.1%	3.9%
	2016	1,152	88	12.88 to 13.17	9.4% to 9.9%	3.5%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2020	$300,990	18,820	$11.83 to $17.37	(2.4%) to (1.8%)	2.3%
	2019	362,585	21,979	12.10 to 17.72	20.7% to 21.5%	2.2%
	2018	350,906	25,515	10.00 to 14.61	(1.3%) to (0.7%)	0.9%
	2017	409,896	29,123	10.10 to 14.72	12.4% to 13.1%	3.8%
	2016	401,511	31,624	8.97 to 13.04	(0.3%) to 9.7%	2.8%
MainStay VP Floating Rate—Service Class	2020	$150,175	11,927	$10.99 to $13.85	0.3% to 1.0%	3.6%
	2019	173,643	13,764	10.93 to 13.74	6.2% to 6.9%	4.7%
	2018	193,057	16,204	10.26 to 12.88	(2.2%) to (1.6%)	4.5%
	2017	191,162	15,417	10.46 to 13.11	1.8% to 2.5%	4.0%
	2016	205,987	16,723	10.25 to 12.82	3.7% to 6.8%	3.7%
73

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Growth Allocation—Service Class	2020	$181,048	9,593	$13.77 to $26.81	12.6% to 13.4%	2.0%
	2019	182,539	10,808	12.20 to 23.69	22.0% to 22.8%	2.6%
	2018	166,916	11,938	9.97 to 19.32	(14.6%) to (14.0%)	1.3%
	2017	201,728	12,050	11.65 to 22.51	20.1% to 20.9%	0.8%
	2016	171,201	11,806	9.67 to 18.64	5.4% to 6.4%	1.3%
MainStay VP Income Builder—Initial Class	2020	$53,336	1,467	$17.35 to $40.71	6.0% to 6.5%	2.5%
	2019	54,940	1,618	16.33 to 38.24	15.9% to 16.4%	4.8%
	2018	52,883	1,829	14.05 to 32.84	(7.0%) to (6.5%)	2.8%
	2017	63,743	2,063	15.07 to 35.14	10.5% to 11.0%	3.7%
	2016	64,236	2,333	13.60 to 31.66	7.3% to 7.8%	4.3%
MainStay VP Income Builder—Service Class	2020	$131,534	7,957	$12.53 to $24.69	5.7% to 6.4%	2.3%
	2019	122,996	7,495	11.82 to 23.25	15.6% to 16.4%	4.6%
	2018	102,162	6,850	10.20 to 20.03	(7.2%) to (6.6%)	2.5%
	2017	119,987	7,128	10.96 to 21.50	10.2% to 10.9%	3.4%
	2016	108,032	6,549	9.92 to 19.43	3.5% to 7.6%	4.1%
MainStay VP Indexed Bond—Service Class	2020	$—	—	$—	—	—
	2019	28,058	2,684	10.35 to 10.50	6.2% to 6.7%	0.0%
	2018	9,165	935	9.75 to 9.84	(2.7%) to (2.1%)	3.5%
	2017	624	62	10.02 to 10.05	0.2% to 0.5%	2.4%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2020	$61,029	6,737	$8.26 to $10.30	3.3% to 3.9%	1.8%
	2019	66,782	7,684	8.00 to 9.91	6.4% to 6.9%	1.4%
	2018	68,479	8,450	7.52 to 9.27	(1.9%) to (1.8%)	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2020	$164,644	7,700	$20.59 to $21.52	12.2% to 12.8%	1.8%
	2019	165,768	8,738	18.35 to 19.08	20.7% to 21.3%	1.8%
	2018	156,530	10,001	15.20 to 15.73	(1.4%) to (0.9%)	1.8%
	2017	182,288	11,529	15.42 to 15.88	16.2% to 16.8%	1.7%
	2016	178,593	13,181	13.27 to 13.60	2.8% to 3.3%	1.9%
MainStay VP Janus Henderson Balanced—Service Class	2020	$300,355	16,410	$15.46 to $21.05	11.9% to 12.7%	1.7%
	2019	263,000	15,736	13.77 to 18.71	20.4% to 21.2%	1.6%
	2018	212,498	14,928	11.41 to 15.47	(1.7%) to (1.0%)	1.6%
	2017	210,090	14,184	11.58 to 15.65	15.9% to 16.6%	1.6%
	2016	185,374	14,219	9.97 to 13.44	2.5% to 4.1%	1.7%
74

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Common Stock—Initial Class	2020	$80,217	1,335	$23.86 to $70.25	13.4% to 13.9%	1.6%
	2019	79,317	1,514	20.98 to 61.65	23.9% to 24.5%	1.5%
	2018	71,852	1,715	16.89 to 49.54	(7.6%) to (7.2%)	1.5%
	2017	87,965	1,963	18.23 to 53.36	20.6% to 21.1%	1.3%
	2016	83,946	2,304	15.08 to 44.05	7.1% to 7.6%	1.5%
MainStay VP MacKay Common Stock—Service Class	2020	$66,695	2,695	$16.23 to $37.74	13.2% to 13.9%	1.3%
	2019	66,132	2,931	14.31 to 33.21	23.6% to 29.8%	1.2%
	2018	59,371	3,110	11.55 to 26.75	(7.8%) to (7.2%)	1.4%
	2017	67,304	3,044	12.49 to 28.88	20.3% to 21.1%	1.2%
	2016	59,858	2,906	10.36 to 23.91	6.9% to 7.4%	1.3%
MainStay VP MacKay Convertible—Initial Class	2020	$80,316	1,534	$31.85 to $60.89	33.6% to 34.2%	0.7%
	2019	65,591	1,690	23.79 to 45.39	20.2% to 20.8%	1.4%
	2018	60,695	1,909	19.74 to 37.59	(4.1%) to (3.6%)	1.6%
	2017	71,170	2,167	20.53 to 39.01	9.9% to 10.4%	1.7%
	2016	72,730	2,466	18.62 to 35.32	10.0% to 10.5%	4.0%
MainStay VP MacKay Convertible—Service Class	2020	$287,096	11,814	$17.39 to $38.17	33.2% to 34.1%	0.5%
	2019	223,172	11,663	13.02 to 28.53	19.9% to 20.7%	1.2%
	2018	178,074	10,357	10.83 to 23.68	(4.3%) to (3.7%)	1.4%
	2017	183,988	9,423	11.29 to 24.64	9.7% to 10.4%	1.5%
	2016	164,177	8,511	10.27 to 22.36	9.2% to 10.4%	3.8%
MainStay VP MacKay Government—Initial Class	2020	$22,972	1,181	$13.68 to $21.30	3.0% to 3.5%	1.4%
	2019	23,639	1,258	13.28 to 20.58	3.5% to 4.0%	2.0%
	2018	25,376	1,410	12.83 to 19.79	(1.9%) to (1.5%)	2.5%
	2017	28,900	1,580	13.08 to 20.09	0.2% to 0.7%	2.6%
	2016	33,815	1,867	13.05 to 19.95	(0.8%) to (0.3%)	2.3%
MainStay VP MacKay Government—Service Class	2020	$79,527	7,079	$10.24 to $13.11	2.8% to 3.5%	1.4%
	2019	60,199	5,386	9.93 to 12.70	3.2% to 3.9%	1.9%
	2018	50,946	4,579	9.60 to 12.24	(2.1%) to (1.5%)	2.3%
	2017	54,886	4,747	9.78 to 12.46	(0.0%) to 0.6%	2.3%
	2016	67,192	5,798	9.73 to 12.40	(2.1%) to (0.5%)	2.2%
75

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Growth—Initial Class	2020	$98,253	2,024	$17.63 to $53.20	29.9% to 30.5%	0.6%
	2019	84,433	2,286	13.54 to 40.78	27.6% to 28.2%	0.5%
	2018	74,664	2,617	10.58 to 31.81	(6.0%) to (5.6%)	0.6%
	2017	88,291	2,948	11.23 to 33.69	28.0% to 28.6%	0.3%
	2016	78,895	3,455	8.75 to 26.19	(1.4%) to (1.0%)	0.2%
MainStay VP MacKay Growth—Service Class	2020	$26,999	821	$19.11 to $35.33	29.6% to 30.4%	0.3%
	2019	25,575	1,012	14.71 to 27.14	27.3% to 28.1%	0.3%
	2018	23,956	1,212	11.53 to 21.21	(6.2%) to (5.6%)	0.4%
	2017	30,408	1,446	12.26 to 22.51	27.7% to 28.5%	0.0%
	2016	27,370	1,636	9.58 to 17.55	(1.7%) to 3.4%	0.0%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2020	$141,115	3,215	$29.62 to $49.17	3.5% to 3.9%	5.7%
	2019	158,795	3,771	28.55 to 47.31	11.1% to 11.6%	5.5%
	2018	162,512	4,320	25.63 to 42.37	(3.3%) to (2.8%)	5.7%
	2017	197,007	5,104	26.43 to 43.61	4.9% to 5.4%	5.8%
	2016	223,106	6,125	25.13 to 41.38	14.1% to 14.6%	5.7%
MainStay VP MacKay High Yield Corporate Bond—Service Class	2020	$713,678	43,047	$12.44 to $26.33	3.2% to 3.9%	5.7%
	2019	711,474	42,306	12.02 to 25.39	10.9% to 11.6%	5.5%
	2018	660,186	41,350	10.82 to 22.80	(3.5%) to (2.9%)	5.7%
	2017	749,677	43,285	11.18 to 23.53	4.6% to 5.3%	5.8%
	2016	746,954	42,334	10.66 to 22.38	8.2% to 14.4%	5.6%
MainStay VP MacKay International Equity—Initial Class	2020	$21,395	625	$23.78 to $40.19	18.6% to 19.2%	0.7%
	2019	21,538	754	20.00 to 33.73	22.5% to 23.1%	0.4%
	2018	20,188	870	16.28 to 27.40	(13.2%) to (12.8%)	1.1%
	2017	25,824	967	18.71 to 31.42	30.2% to 30.8%	0.6%
	2016	22,035	1,074	14.34 to 24.03	(6.7%) to (6.3%)	0.8%
MainStay VP MacKay International Equity—Service Class	2020	$90,859	4,162	$14.91 to $28.93	18.3% to 19.1%	0.5%
	2019	90,448	4,828	12.57 to 24.34	22.2% to 23.0%	0.2%
	2018	81,917	5,168	10.26 to 19.83	(13.4%) to (12.8%)	0.9%
	2017	110,235	5,879	11.82 to 22.79	29.9% to 30.7%	0.3%
	2016	92,478	6,219	9.08 to 17.47	(6.9%) to (4.0%)	0.5%
76

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Mid Cap Core—Initial Class	2020	$41,787	1,037	$40.24 to $44.82	9.2% to 9.7%	1.0%
	2019	44,822	1,221	36.67 to 41.03	20.6% to 21.2%	1.1%
	2018	42,380	1,398	30.26 to 34.01	(13.6%) to (13.2%)	0.9%
	2017	58,211	1,665	34.87 to 39.37	17.0% to 17.5%	1.0%
	2016	57,944	1,946	29.68 to 33.66	9.1% to 9.6%	0.8%
MainStay VP MacKay Mid Cap Core—Service Class	2020	$168,683	7,048	$13.41 to $42.42	9.0% to 9.7%	0.7%
	2019	164,038	6,885	12.27 to 38.76	20.3% to 21.1%	0.9%
	2018	138,293	6,106	10.18 to 32.07	(13.8%) to (13.3%)	0.7%
	2017	177,186	6,098	11.78 to 37.04	16.7% to 17.4%	0.8%
	2016	172,710	6,380	10.07 to 31.60	7.5% to 9.5%	0.5%
MainStay VP MacKay S&P 500 Index—Initial Class	2020	$192,592	3,055	$26.79 to $75.12	16.1% to 16.6%	1.4%
	2019	184,277	3,420	23.02 to 64.42	28.8% to 29.4%	1.7%
	2018	159,507	3,883	17.82 to 49.78	(6.3%) to (5.9%)	1.4%
	2017	191,943	4,425	18.97 to 52.87	19.3% to 19.8%	1.4%
	2016	180,164	5,047	15.86 to 44.13	9.6% to 10.1%	1.6%
MainStay VP MacKay S&P 500 Index—Service Class	2020	$417,159	16,972	$17.77 to $39.07	15.8% to 16.5%	1.3%
	2019	361,362	16,142	15.31 to 33.59	28.5% to 29.4%	1.6%
	2018	264,280	14,019	11.88 to 26.02	(6.5%) to (5.9%)	1.3%
	2017	283,672	12,917	12.68 to 27.70	19.0% to 19.7%	1.3%
	2016	228,425	11,170	10.63 to 23.18	7.7% to 9.9%	1.4%
MainStay VP MacKay Small Cap Core—Initial Class	2020	$21,106	1,914	$10.95 to $11.03	8.2% to 8.7%	0.1%
	2019	22,343	2,202	10.12 to 10.15	1.2% to 1.5%	0.2%
MainStay VP MacKay Small Cap Core—Service Class	2020	$90,266	6,530	$12.91 to $13.99	7.9% to 8.6%	0.0%
	2019	95,245	7,469	11.96 to 12.87	15.4% to 16.1%	0.1%
	2018	40,471	3,675	10.37 to 11.09	(16.9%) to (16.3%)	0.0%
	2017	53,191	4,032	12.47 to 13.25	11.6% to 12.3%	0.0%
	2016	55,792	4,737	11.18 to 11.80	11.8% to 18.0%	0.1%
MainStay VP MacKay Unconstrained Bond—Service Class	2020	$188,416	15,962	$10.90 to $12.61	4.0% to 4.6%	2.4%
	2019	202,265	17,833	10.46 to 12.07	4.9% to 5.5%	3.3%
	2018	208,120	19,256	9.95 to 11.46	(3.2%) to (2.6%)	3.1%
	2017	232,384	20,753	10.26 to 11.79	2.7% to 3.3%	2.9%
	2016	200,268	18,192	9.97 to 11.43	3.0% to 5.9%	3.3%
77

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Mellon Natural Resources—Initial Class	2020	$73,976	11,685	$5.89 to $9.74	4.9% to 5.6%	2.6%
	2019	78,482	13,186	5.62 to 9.24	14.5% to 15.2%	0.7%
	2018	77,077	14,982	4.91 to 8.03	(29.9%) to (29.5%)	0.0%
	2017	126,356	17,407	7.00 to 11.40	(2.5%) to (1.9%)	0.0%
	2016	152,345	20,726	7.18 to 11.64	11.0% to 41.5%	0.6%
MainStay VP Moderate Allocation—Service Class	2020	$333,590	19,255	$12.68 to $20.99	9.3% to 10.0%	2.2%
	2019	344,251	21,443	11.58 to 19.11	15.8% to 16.6%	2.8%
	2018	338,586	24,094	9.97 to 16.42	(10.3%) to (9.7%)	2.0%
	2017	399,747	24,824	11.09 to 18.21	12.6% to 13.3%	1.5%
	2016	374,428	25,416	9.82 to 16.10	3.8% to 4.8%	2.0%
MainStay VP Moderate Growth Allocation—Service Class	2020	$368,873	19,447	$13.21 to $23.60	10.6% to 11.3%	2.6%
	2019	400,492	23,196	11.91 to 21.23	18.9% to 19.7%	2.9%
	2018	396,579	27,033	9.99 to 17.77	(12.6%) to (12.0%)	1.7%
	2017	492,066	28,754	11.41 to 20.23	16.2% to 16.9%	1.2%
	2016	443,167	29,200	9.79 to 17.33	5.3% to 5.9%	1.8%
MainStay VP PIMCO Real Return—Service Class	2020	$116,509	10,560	$10.43 to $11.64	9.6% to 10.2%	2.0%
	2019	81,335	8,142	9.50 to 10.58	6.8% to 7.3%	3.0%
	2018	66,449	7,214	8.87 to 9.88	(4.5%) to (4.0%)	1.3%
	2017	71,704	7,512	9.25 to 10.30	1.4% to 2.0%	1.4%
	2016	74,376	7,974	9.08 to 10.12	(0.2%) to 3.7%	1.4%
MainStay VP Small Cap Growth—Initial Class	2020	$50,906	2,006	$24.50 to $25.62	37.9% to 38.6%	0.0%
	2019	43,936	2,397	17.77 to 18.48	23.3% to 23.9%	0.0%
	2018	41,905	2,831	14.41 to 14.92	(10.6%) to (10.1%)	0.0%
	2017	55,779	3,384	16.11 to 16.59	20.6% to 21.2%	0.0%
	2016	55,780	4,098	13.36 to 13.69	8.0% to 8.5%	0.0%
MainStay VP Small Cap Growth—Service Class	2020	$43,174	1,866	$18.93 to $26.58	37.6% to 38.5%	0.0%
	2019	35,240	2,089	13.73 to 19.22	23.0% to 23.8%	0.0%
	2018	30,407	2,199	11.14 to 15.55	(10.8%) to (10.2%)	0.0%
	2017	33,845	2,166	12.45 to 17.34	20.3% to 21.1%	0.0%
	2016	30,478	2,332	10.33 to 14.35	7.7% to 11.7%	0.0%
78

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP T. Rowe Price Equity Income—Initial Class	2020	$39,678	2,000	$19.13 to $19.91	(0.9%) to (0.4%)	3.5%
	2019	45,464	2,281	19.30 to 20.00	24.0% to 24.6%	2.3%
	2018	42,554	2,659	15.56 to 16.05	(11.1%) to (10.7%)	2.0%
	2017	55,718	3,109	17.50 to 17.96	14.1% to 14.6%	2.1%
	2016	56,938	3,640	15.34 to 15.68	16.7% to 17.2%	1.9%
MainStay VP T. Rowe Price Equity Income—Service Class	2020	$81,906	4,443	$13.21 to $19.56	(1.1%) to (0.5%)	3.2%
	2019	95,756	5,130	13.33 to 19.69	23.7% to 24.5%	1.9%
	2018	96,683	6,459	10.75 to 15.83	(11.3%) to (10.7%)	1.7%
	2017	134,037	7,934	12.08 to 17.75	13.8% to 14.5%	1.9%
	2016	133,595	8,823	10.59 to 15.53	10.9% to 17.0%	1.7%
MainStay VP U.S. Government Money Market—Initial Class	2020	$187,903	87,254	$0.87 to $9.82	(1.6%) to (1.0%)	0.1%
	2019	83,325	50,644	0.90 to 9.92	0.0% to 0.6%	1.8%
	2018	113,331	64,529	0.89 to 9.86	(0.5%) to 0.2%	1.4%
	2017	100,810	68,572	0.89 to 9.85	(1.4%) to (0.8%)	0.4%
	2016	143,043	97,479	0.90 to 9.92	(1.8%) to (0.8%)	0.0%
MainStay VP Winslow Large Cap Growth—Initial Class	2020	$57,759	1,172	$26.57 to $57.53	34.6% to 35.3%	0.0%
	2019	47,811	1,314	19.69 to 42.54	31.2% to 31.8%	0.0%
	2018	40,215	1,473	14.97 to 32.28	1.7% to 2.1%	0.0%
	2017	42,383	1,570	14.69 to 31.61	30.0% to 30.6%	0.0%
	2016	35,965	1,730	11.27 to 24.21	(4.1%) to (3.6%)	0.0%
MainStay VP Winslow Large Cap Growth—Service Class	2020	$251,602	7,805	$22.66 to $49.73	34.3% to 35.2%	0.0%
	2019	190,458	7,409	16.83 to 36.91	30.9% to 31.7%	0.0%
	2018	150,851	7,176	12.83 to 28.12	1.4% to 2.1%	0.0%
	2017	145,740	6,452	12.62 to 27.65	29.6% to 30.5%	0.0%
	2016	116,437	6,243	9.71 to 21.26	(4.3%) to 1.3%	0.0%
American Funds IS Asset Allocation Fund—Class 4	2020	$63,845	5,095	$12.40 to $12.59	10.2% to 10.8%	1.6%
	2019	38,478	3,399	11.25 to 11.36	18.8% to 19.5%	2.2%
	2018	11,797	1,243	9.47 to 9.51	(5.3%) to (4.9%)	2.2%
American Funds IS Blue Chip Income and Growth Fund—Class 4	2020	$62,731	5,154	$12.01 to $12.22	6.6% to 7.2%	1.7%
	2019	42,548	3,743	11.27 to 11.40	18.9% to 19.6%	2.3%
	2018	15,665	1,646	9.48 to 9.54	(10.5%) to (10.0%)	3.3%
	2017	551	52	10.59 to 10.60	5.9% to 6.0%	1.1%
79

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
American Funds IS Global Small Capitalization Fund—Class 4	2020	$12,259	685	$16.30 to $18.70	27.1% to 27.8%	0.1%
	2019	9,946	716	12.82 to 14.62	29.0% to 29.7%	0.0%
	2018	7,057	667	9.94 to 11.28	(12.4%) to (11.9%)	0.0%
	2017	6,353	537	11.34 to 12.80	23.5% to 24.1%	0.4%
	2016	2,766	296	9.19 to 10.31	0.1% to 3.1%	0.1%
American Funds IS Growth Fund—Class 4	2020	$41,794	2,164	$19.07 to $19.40	49.1% to 49.9%	0.2%
	2019	18,369	1,424	12.79 to 12.94	28.2% to 28.9%	0.6%
	2018	8,900	888	9.98 to 10.04	(2.2%) to (1.7%)	0.4%
	2017	374	37	10.21 to 10.22	2.1% to 2.2%	0.1%
American Funds IS New World Fund®—Class 4	2020	$56,063	3,424	$14.69 to $17.59	21.2% to 21.8%	0.0%
	2019	45,811	3,439	12.12 to 14.46	26.6% to 27.3%	0.8%
	2018	30,881	2,997	9.58 to 11.38	(15.7%) to (15.3%)	0.7%
	2017	32,095	2,695	11.37 to 13.45	26.8% to 27.5%	0.9%
	2016	16,967	1,846	8.96 to 10.56	2.9% to 3.7%	0.7%
BlackRock® Global Allocation V.I. Fund—Class III	2020	$108,093	7,208	$13.36 to $16.54	18.6% to 19.3%	1.2%
	2019	110,228	8,699	11.25 to 13.89	15.7% to 16.4%	1.2%
	2018	109,132	9,950	9.70 to 11.96	(9.2%) to (8.7%)	0.8%
	2017	127,302	10,518	10.67 to 13.11	11.7% to 12.4%	1.3%
	2016	113,604	10,438	9.54 to 11.69	1.9% to 2.5%	1.2%
BlackRock® High Yield V.I. Fund—Class III	2020	$65,936	5,187	$12.25 to $12.98	5.2% to 5.8%	5.0%
	2019	51,028	4,257	11.64 to 12.28	12.9% to 13.5%	5.1%
	2018	35,396	3,358	10.30 to 10.82	(4.6%) to (4.1%)	5.2%
	2017	34,874	3,180	10.77 to 11.27	5.2% to 5.8%	4.9%
	2016	26,148	2,529	10.22 to 10.65	6.3% to 11.4%	5.1%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2020	$28,831	540	$51.69 to $78.98	66.8% to 67.6%	0.2%
	2019	19,362	607	30.91 to 47.34	23.5% to 24.1%	0.0%
	2018	17,480	678	24.97 to 38.33	(2.8%) to (2.4%)	0.0%
	2017	17,753	672	25.62 to 39.44	40.0% to 40.7%	0.0%
	2016	12,365	657	18.25 to 28.16	2.8% to 3.3%	0.0%
80

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
BNY Mellon IP Technology Growth Portfolio—Service Shares	2020	$162,920	3,872	$28.76 to $67.89	66.5% to 67.6%	0.1%
	2019	102,678	3,841	17.23 to 40.60	23.2% to 24.0%	0.0%
	2018	87,256	3,758	13.95 to 32.80	(3.1%) to (2.5%)	0.0%
	2017	88,682	3,307	14.36 to 33.70	39.8% to 40.7%	0.0%
	2016	57,980	2,757	10.25 to 24.00	2.5% to 5.0%	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2020	$15,527	1,004	$15.23 to $15.54	12.5% to 13.1%	0.9%
	2019	11,486	839	13.54 to 13.74	27.3% to 28.0%	1.7%
	2018	3,150	294	10.64 to 10.74	(3.7%) to (3.2%)	2.3%
	2017	270	24	11.05 to 11.09	10.5% to 10.9%	1.5%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2020	$1,402	176	$7.18 to $9.06	(3.3%) to (2.7%)	22.0%
	2019	1,464	182	7.42 to 9.32	5.9% to 6.5%	0.9%
	2018	1,531	205	7.00 to 8.75	(15.7%) to (15.2%)	0.0%
	2017	1,767	201	8.30 to 10.32	(0.1%) to 0.5%	5.7%
	2016	1,586	186	8.31 to 10.26	2.4% to 10.9%	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2020	$41,466	3,416	$11.87 to $12.77	5.3% to 5.9%	3.3%
	2019	34,358	2,996	11.28 to 11.54	10.1% to 10.7%	4.8%
	2018	17,268	1,666	10.24 to 10.42	(9.0%) to (8.5%)	4.3%
	2017	12,446	1,097	11.25 to 11.39	9.8% to 10.4%	4.4%
	2016	4,262	414	10.25 to 10.85	3.0% to 9.6%	2.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2020	$34,467	1,671	$13.69 to $26.92	6.6% to 7.3%	0.3%
	2019	35,741	1,764	12.81 to 25.13	18.8% to 19.5%	0.3%
	2018	33,762	1,933	10.76 to 21.05	(19.7%) to (19.2%)	0.2%
	2017	46,780	2,081	13.36 to 26.08	11.9% to 12.6%	0.3%
	2016	52,117	2,477	11.91 to 23.19	22.8% to 31.0%	0.4%
Delaware VIP® Small Cap Value Series—Service Class	2020	$7,183	693	$10.23 to $10.41	(3.9%) to (3.3%)	0.9%
	2019	3,883	362	10.64 to 10.77	25.5% to 26.2%	0.6%
	2018	1,503	177	8.48 to 8.53	(18.4%) to (17.9%)	0.4%
	2017	70	7	10.39 to 10.40	3.9% to 4.0%	0.0%
DWS Alternative Asset Allocation VIP—Class B	2020	$72,333	6,503	$10.91 to $11.19	3.5% to 4.1%	2.3%
	2019	55,025	5,144	10.54 to 10.76	12.4% to 13.0%	3.0%
	2018	24,785	2,615	9.38 to 9.52	(10.9%) to (10.4%)	1.4%
	2017	11,867	1,120	10.53 to 10.63	5.2% to 5.7%	1.6%
	2016	3,557	354	10.02 to 10.05	0.2% to 0.5%	0.0%
81

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Bond Index Portfolio—Service Class 2	2020	$54,497	5,455	$9.99 to $9.99	(0.1%) to (0.1%)	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2020	$143,799	1,946	$40.91 to $83.80	28.2% to 28.8%	0.2%
	2019	129,927	2,277	31.84 to 65.09	29.2% to 29.7%	0.4%
	2018	115,517	2,644	24.59 to 50.17	(8.1%) to (7.7%)	0.7%
	2017	141,710	3,003	26.69 to 54.34	19.6% to 20.2%	1.0%
	2016	135,457	3,468	22.25 to 45.22	6.0% to 6.5%	0.8%
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2020	$393,608	13,307	$18.46 to $51.02	27.8% to 28.7%	0.1%
	2019	365,880	15,292	14.40 to 39.75	28.9% to 29.7%	0.2%
	2018	321,912	16,606	11.15 to 30.72	(8.4%) to (7.8%)	0.4%
	2017	384,115	16,906	12.14 to 33.39	19.4% to 20.1%	0.8%
	2016	341,037	16,273	10.14 to 27.86	5.8% to 6.3%	0.6%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2020	$8,702	641	$13.42 to $13.62	28.6% to 29.3%	0.7%
	2019	4,563	434	10.44 to 10.53	27.0% to 27.7%	1.7%
	2018	1,555	189	8.22 to 8.25	(17.8%) to (17.5%)	1.0%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2020	$46,858	1,251	$25.11 to $41.31	0.3% to 5.2%	1.8%
	2019	50,417	1,425	23.97 to 39.26	25.1% to 25.7%	2.0%
	2018	45,408	1,619	19.16 to 31.24	(10.0%) to (9.6%)	2.2%
	2017	57,049	1,845	21.29 to 34.55	10.8% to 11.3%	1.7%
	2016	59,192	2,136	19.21 to 31.03	15.9% to 16.4%	2.2%
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2020	$123,481	6,164	$13.95 to $28.39	4.5% to 5.2%	1.7%
	2019	115,495	5,662	13.31 to 27.05	24.8% to 25.6%	1.8%
	2018	88,941	4,972	10.64 to 21.58	(10.2%) to (9.6%)	2.1%
	2017	104,417	4,913	11.82 to 23.93	10.6% to 11.3%	1.5%
	2016	106,815	5,340	10.67 to 21.54	11.5% to 16.2%	2.1%
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	2020	$497,417	41,067	$12.11 to $12.11	13.0% to 13.0%	1.1%
	2019	250,095	23,323	10.72 to 10.72	7.2% to 7.2%	2.0%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2020	$9,963	815	$12.15 to $12.26	13.1% to 13.8%	1.2%
	2019	3,992	371	10.74 to 10.78	7.4% to 7.8%	1.8%
Fidelity® VIP Government Money Market Portfolio—Investor Class	2020	$—	—	$—	—	—
	2019	—	—	—	—	—
82

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2020	$171,507	4,750	$32.62 to $38.99	65.3% to 66.2%	0.0%
	2019	87,880	4,008	19.70 to 23.49	38.1% to 38.8%	0.0%
	2018	42,044	2,630	14.25 to 16.95	10.3% to 10.9%	0.1%
	2017	24,121	1,647	12.90 to 15.31	31.9% to 32.6%	0.1%
	2016	10,796	969	9.77 to 11.56	(1.7%) to 2.9%	0.0%
Fidelity® VIP Health Care Portfolio—Service Class 2	2020	$30,925	2,126	$14.45 to $14.58	19.2% to 19.8%	0.6%
	2019	4,613	379	12.12 to 12.17	21.2% to 21.7%	0.3%
Fidelity® VIP International Index Portfolio—Service Class 2	2020	$2,789	240	$11.54 to $11.65	8.4% to 9.0%	1.9%
	2019	1,025	96	10.64 to 10.68	6.4% to 6.8%	3.9%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2020	$127,589	4,529	$14.32 to $44.60	15.7% to 16.5%	0.4%
	2019	128,805	5,067	12.34 to 38.39	20.9% to 21.7%	0.7%
	2018	120,951	5,445	10.18 to 31.63	(16.3%) to (15.8%)	0.4%
	2017	164,267	5,786	12.14 to 37.65	18.3% to 19.1%	0.5%
	2016	156,939	6,075	10.23 to 31.69	9.0% to 10.5%	0.3%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares	2020	$463	30	$15.30 to $15.34	53.0% to 53.4%	0.4%
Invesco V.I. American Value Fund—Series II Shares	2020	$—	—	$—	—	—
	2019	16,239	1,177	11.13 to 14.82	22.5% to 23.2%	0.4%
	2018	10,731	947	9.07 to 12.04	(14.4%) to (13.9%)	0.2%
	2017	13,637	1,020	10.58 to 14.01	7.8% to 8.4%	0.6%
	2016	16,259	1,294	9.80 to 12.95	11.2% to 13.7%	0.1%
Invesco V.I. International Growth Fund—Series II Shares	2020	$35,610	2,670	$12.42 to $14.35	11.8% to 12.4%	2.1%
	2019	35,220	2,974	11.10 to 12.79	26.0% to 26.7%	1.3%
	2018	33,147	3,550	8.79 to 10.11	(16.7%) to (16.2%)	1.9%
	2017	36,136	3,259	10.54 to 12.08	20.6% to 21.3%	1.3%
	2016	24,546	2,714	8.73 to 9.98	(3.7%) to (2.0%)	1.2%
Janus Henderson Enterprise Portfolio—Service Shares	2020	$29,462	1,881	$15.48 to $15.74	17.1% to 17.8%	0.0%
	2019	19,646	1,475	13.21 to 20.83	27.2% to 33.5%	0.1%
	2018	5,640	565	9.95 to 10.01	(2.4%) to (1.9%)	0.1%
	2017	229	22	10.19 to 10.20	1.9% to 2.0%	0.0%
83

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Janus Henderson Global Research Portfolio—Institutional Shares	2020	$54,912	1,565	$14.53 to $38.40	17.9% to 18.4%	0.7%
	2019	52,405	1,773	12.29 to 32.43	26.7% to 27.2%	1.0%
	2018	46,614	2,024	9.68 to 25.49	(8.6%) to (8.2%)	1.1%
	2017	57,339	2,283	10.56 to 27.75	24.7% to 25.3%	0.8%
	2016	51,997	2,611	8.45 to 22.16	0.2% to 0.7%	1.1%
Janus Henderson Global Research Portfolio—Service Shares	2020	$38,065	1,620	$15.31 to $28.87	17.6% to 18.3%	0.6%
	2019	35,852	1,740	12.99 to 24.44	26.4% to 27.2%	0.9%
	2018	30,362	1,809	10.26 to 19.26	(8.8%) to (8.2%)	1.0%
	2017	36,427	1,923	11.22 to 21.02	24.4% to 25.2%	0.7%
	2016	31,889	2,038	9.00 to 16.83	(0.0%) to 1.9%	0.9%
Legg Mason/QS Aggressive Model Portfolio—Class II	2020	$16,536	1,284	$12.84 to $12.88	28.4% to 28.8%	1.8%
Legg Mason/QS Conservative Model Portfolio—Class II	2020	$21,417	1,961	$10.90 to $10.94	9.0% to 9.4%	2.5%
Legg Mason/QS Moderate Model Portfolio—Class II	2020	$75,114	6,389	$11.72 to $11.76	17.2% to 17.6%	1.8%
Legg Mason/QS Moderately Aggressive Model Portfolio—Class II	2020	$52,106	4,231	$12.28 to $12.32	22.8% to 23.2%	1.8%
Legg Mason/QS Moderately Conservative Model Portfolio—Class II	2020	$41,342	3,615	$11.41 to $11.45	14.1% to 14.5%	2.1%
MFS® International Intrinsic Value Portfolio—Service Class	2020	$34,902	2,346	$14.64 to $14.94	18.1% to 18.8%	0.8%
	2019	23,489	1,874	12.40 to 12.58	23.5% to 24.2%	1.6%
	2018	9,318	922	10.04 to 10.13	(11.3%) to (10.8%)	1.0%
	2017	2,250	198	11.32 to 11.36	13.2% to 13.6%	0.8%
MFS® Investors Trust Series—Initial Class	2020	$9,089	302	$25.81 to $41.46	11.8% to 12.3%	0.6%
	2019	8,733	326	23.03 to 37.09	29.2% to 29.8%	0.7%
	2018	7,081	342	17.79 to 28.71	(7.2%) to (6.8%)	0.6%
	2017	8,605	387	19.13 to 30.95	21.1% to 21.6%	0.7%
	2016	7,974	438	15.76 to 25.56	6.6% to 7.1%	0.9%
MFS® Investors Trust Series—Service Class	2020	$69,351	3,492	$16.70 to $37.50	11.5% to 12.2%	0.4%
	2019	61,623	3,373	14.94 to 33.49	28.8% to 29.7%	0.5%
	2018	40,011	2,685	11.56 to 25.89	(7.4%) to (6.8%)	0.5%
	2017	35,483	2,019	12.46 to 27.86	20.8% to 21.6%	0.6%
	2016	22,698	1,358	10.29 to 22.98	5.9% to 6.9%	0.6%
MFS ® Mid Cap Value Portfolio—Service Class	2020	$11,861	872	$10.48 to $13.64	4.8% to 36.4%	0.1%
84

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MFS® Research Series—Initial Class	2020	$10,008	290	$23.54 to $39.03	14.7% to 15.0%	0.7%
	2019	9,986	333	20.52 to 33.96	30.8% to 31.1%	0.8%
	2018	8,693	380	15.68 to 25.92	(5.9%) to (5.7%)	0.7%
	2017	10,283	427	16.67 to 27.50	21.4% to 21.7%	1.3%
	2016	9,613	491	13.73 to 26.18	6.7% to 7.2%	0.8%
MFS® Research Series—Service Class	2020	$49,996	2,305	$17.48 to $42.92	14.2% to 14.9%	0.6%
	2019	40,050	2,025	15.27 to 37.42	30.2% to 31.0%	0.6%
	2018	19,556	1,087	11.70 to 28.62	(6.4%) to (5.8%)	0.5%
	2017	16,038	665	12.47 to 30.43	20.8% to 21.6%	1.1%
	2016	14,216	687	10.29 to 25.07	5.4% to 7.1%	0.6%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2020	$17,675	1,784	$8.85 to $10.69	(18.5%) to (18.1%)	2.6%
	2019	21,447	1,741	10.84 to 13.07	16.6% to 17.3%	1.6%
	2018	18,762	1,762	9.27 to 11.16	(9.6%) to (9.1%)	2.5%
	2017	25,927	2,184	10.23 to 12.29	1.1% to 1.6%	1.3%
	2016	33,236	2,793	10.09 to 12.11	0.9% to 5.2%	1.1%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2020	$1,878	40	$44.41 to $63.43	37.4% to 38.0%	0.0%
	2019	1,536	45	32.17 to 45.97	30.3% to 30.9%	0.0%
	2018	1,235	48	24.58 to 35.14	(8.1%) to (7.7%)	0.0%
	2017	1,501	54	26.63 to 38.10	23.0% to 23.6%	0.0%
	2016	1,360	60	21.55 to 30.85	2.5% to 2.9%	0.0%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2020	$88,209	2,807	$19.33 to $56.25	37.2% to 38.0%	0.0%
	2019	76,952	3,198	14.06 to 40.85	30.1% to 30.9%	0.0%
	2018	59,200	3,122	10.78 to 31.29	(8.3%) to (7.7%)	0.0%
	2017	68,239	3,111	11.73 to 33.97	22.3% to 23.1%	0.0%
	2016	54,218	2,726	9.57 to 27.67	2.3% to 5.6%	0.0%
PIMCO VIT Income Portfolio—Advisor Class	2020	$4,291	386	$11.10 to $11.14	11.0% to 11.4%	2.8%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2020	$90,868	7,742	$11.35 to $12.35	3.6% to 4.2%	5.7%
	2019	90,456	7,990	10.94 to 11.87	5.0% to 5.6%	1.7%
	2018	82,235	7,635	10.40 to 11.26	0.2% to 0.8%	1.2%
	2017	81,154	7,543	10.36 to 11.19	0.9% to 1.4%	5.0%
	2016	68,889	6,413	10.25 to 11.04	2.5% to 5.0%	1.4%
85

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
PIMCO VIT Low Duration Portfolio—Advisor Class	2020	$31,796	3,106	$10.06 to $10.32	1.1% to 1.7%	1.0%
	2019	21,157	2,098	9.95 to 10.15	2.1% to 2.7%	2.7%
	2018	20,579	2,093	9.75 to 9.89	(1.5%) to (1.0%)	1.8%
	2017	19,944	2,005	9.89 to 9.99	(0.5%) to 0.0%	1.2%
	2016	8,013	804	9.94 to 9.98	(0.6%) to (0.2%)	0.8%
PIMCO VIT Total Return Portfolio—Advisor Class	2020	$178,964	15,477	$11.35 to $11.78	6.7% to 7.2%	2.0%
	2019	118,132	10,934	10.63 to 11.00	6.4% to 7.0%	2.9%
	2018	87,333	8,623	9.98 to 10.30	(2.4%) to (1.8%)	2.4%
	2017	79,494	7,681	10.20 to 10.50	3.0% to 3.6%	1.9%
	2016	60,910	6,066	9.89 to 10.16	(0.6%) to 1.3%	1.9%
Victory VIF Diversified Stock Fund—Class A Shares	2020	$—	—	$—	—	—
	2019	11,537	523	13.16 to 24.78	26.0% to 26.9%	0.5%
	2018	11,175	636	10.42 to 19.57	(14.9%) to (14.3%)	0.4%
	2017	15,474	748	12.21 to 22.89	24.1% to 25.0%	0.7%
	2016	13,879	802	9.81 to 18.36	2.0% to 3.4%	1.0%
Not all Investment Divisions are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value are 1.00% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
________________

1      Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

2     These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.
86

Report of Independent Registered Public Accounting Firm
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Balanced—Service Class (1)	MainStay VP MacKay S&P 500 Index—Service Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)
MainStay VP Bond—Initial Class (1)	MainStay VP MacKay Small Cap Core—Initial Class (4)	Fidelity® VIP Equity-Income PortfolioSM—Service Class 2 (1)
MainStay VP Bond—Service Class (1)	MainStay VP MacKay Small Cap Core—Service Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Investor Class (4)
MainStay VP CBRE Global Infrastructure—Service Class (1)	MainStay VP MacKay Unconstrained Bond—Service Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (4)
MainStay VP Conservative Allocation—Service Class (1)	MainStay VP Mellon Natural Resources—Initial Class (1)	Fidelity® VIP Government Money Market Portfolio—Investor Class (4)
MainStay VP Emerging Markets Equity—Initial Class (1)	MainStay VP Moderate Allocation—Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)
MainStay VP Emerging Markets Equity—Service Class (1)	MainStay VP Moderate Growth Allocation—Service Class (1)	Fidelity® VIP Health Care Portfolio—Service Class 2 (4)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	MainStay VP PIMCO Real Return—Service Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (4)
MainStay VP Epoch U.S. Equity Yield—Service Class (1)	MainStay VP Small Cap Growth— Initial Class (1)	Fidelity® VIP Mid Cap Portfolio— Service Class 2 (1)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	MainStay VP Small Cap Growth— Service Class (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series II Shares (2)
MainStay VP Fidelity Institutional AM® Utilities—Service Class (1)	MainStay VP T. Rowe Price Equity Income—Initial Class (1)	Invesco V.I. American Value Fund—Series II Shares (1)
MainStay VP Floating Rate— Service Class (1)	MainStay VP T. Rowe Price Equity Income—Service Class (1)	Invesco V.I. International Growth Fund—Series II Shares (1)
MainStay VP Growth Allocation— Service Class (1)	MainStay VP U.S. Government Money Market—Initial Class (1)	Janus Henderson Enterprise Portfolio—Service Shares (1)
MainStay VP Income Builder— Initial Class (1)	MainStay VP Winslow Large Cap Growth—Initial Class (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)
MainStay VP Income Builder— Service Class (1)	MainStay VP Winslow Large Cap Growth—Service Class (1)	Janus Henderson Global Research Portfolio—Service Shares (1)
MainStay VP Indexed Bond—Service Class (1)	American Funds IS Asset Allocation Fund—Class 4 (1)	Legg Mason/QS Aggressive Model Portfolio—Class II (2)
MainStay VP IQ Hedge Multi-Strategy—Service Class (1)	American Funds IS Blue Chip Income and Growth Fund—Class 4 (1)	Legg Mason/QS Conservative Model Portfolio—Class II (2)
MainStay VP Janus Henderson Balanced—Initial Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	Legg Mason/QS Moderate Model Portfolio—Class II (2)
MainStay VP Janus Henderson Balanced—Service Class (1)	American Funds IS Growth Fund— Class 4 (1)	Legg Mason/QS Moderately Aggressive Model Portfolio—Class II (2)
87

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay Common Stock—Initial Class (1)	American Funds IS New World Fund®—Class 4 (1)	Legg Mason/QS Moderately Conservative Model Portfolio—Class II (2)
MainStay VP MacKay Common Stock—Service Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	MFS® International Intrinsic Value Portfolio—Service Class (1)
MainStay VP MacKay Convertible— Initial Class (1)	BlackRock® High Yield V.I. Fund— Class III (1)	MFS® Investors Trust Series— Initial Class (1)
MainStay VP MacKay Convertible—Service Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	MFS® Investors Trust Series—Service Class (1)
MainStay VP MacKay Government—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Service Shares (1)	MFS® Mid Cap Value Portfolio— Service Class (2)
MainStay VP MacKay Government—Service Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	MFS® Research Series—Initial Class (1)
MainStay VP MacKay Growth— Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)	MFS® Research Series—Service Class (1)
MainStay VP MacKay Growth— Service Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)
MainStay VP MacKay High Yield Corporate Bond—Service Class (1)	Delaware VIP® Small Cap Value Series—Service Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)
MainStay VP MacKay International Equity—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class B (1)	PIMCO VIT Income Portfolio—Advisor Class (2)
MainStay VP MacKay International Equity—Service Class (1)	Fidelity® VIP Bond Index Portfolio—Service Class 2 (3)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)
MainStay VP MacKay Mid Cap Core—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Advisor Class (1)
MainStay VP MacKay Mid Cap Core—Service Class (1)	Fidelity ® VIP ContrafundSM Portfolio—Service Class 2 (1)	PIMCO VIT Total Return Portfolio—Advisor Class (1)
MainStay VP MacKay S&P 500 Index—Initial Class (1)	Fidelity ® VIP Emerging Markets Portfolio—Service Class 2 (1)	Victory VIF Diversified Stock Fund—Class A Shares (1)

(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2) Statement of operations and statement of changes in net assets for the period May 1, 2020 (commencement of operations) through December 31, 2020
(3) Statement of operations and statement of changes in net assets for the period November 23, 2020 (commencement of operations) through December 31, 2020
(4) Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended December 31, 2020 and the period May 1, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-III in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

88

Report of Independent Registered Public Accounting Firm (Continued)
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 7, 2021

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-III since 1995.
89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2020 and 2019, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The “Supplemental Schedule of Selected Financial Data”, “Summary Investment Schedule”, “Investment Risk Interrogatories” and “Supplemental Schedule of Reinsurance Disclosures” (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

New York, New York

March 11, 2021

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2020	2019
	(in millions)
Assets
Bonds	$89,887	$88,631
Common and preferred stocks	1,294	1,657
Mortgage loans	14,955	14,697
Policy loans	890	909
Other invested assets	2,460	1,623
Cash, cash equivalents and short-term investments	2,799	1,436
Derivatives	515	365
Total cash and invested assets	112,800	109,318
Investment income due and accrued	731	741
Interest in annuity contracts	9,537	9,084
Other assets	496	447
Separate accounts assets	50,961	45,147
Total assets	$174,525	$164,737
Liabilities, capital and surplus
Liabilities:
Policy reserves	$99,955	$97,138
Deposit funds	1,524	1,467
Policy claims	326	259
Separate accounts transfers due and accrued	(1,037)	(982)
Obligations under structured settlement agreements	9,537	9,084
Amounts payable under security lending agreements	675	676
Other liabilities	1,404	934
Interest maintenance reserve	130	99
Asset valuation reserve	1,603	1,561
Separate accounts liabilities	50,960	45,146
Total liabilities	165,077	155,382
Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	3,928
Unassigned surplus	4,965	5,402
Total capital and surplus	9,448	9,355
Total liabilities, capital and surplus	$174,525	$164,737

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Income
Premiums	$12,657	$13,344	$12,301
Net investment income	4,140	4,300	4,075
Other income	977	969	920
Total income	17,774	18,613	17,296
Benefits and expenses
Benefit payments:
Death benefits	929	745	676
Annuity benefits	3,247	3,145	3,003
Surrender benefits	8,126	8,494	8,044
Other benefits	115	91	80
Total benefit payments	12,417	12,475	11,803
Additions to policy reserves	2,803	3,075	7,626
Net transfers to (from) separate accounts	710	698	(210)
Adjustment in funds withheld	—	—	(3,886)
Operating expenses	1,382	1,487	1,474
Total benefits and expenses	17,312	17,735	16,807
Gain from operations before federal and foreign income taxes	462	878	489
Federal and foreign income taxes	102	227	214
Net gain from operations	360	651	275
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(177)	(20)	(8)
Net income	$183	$631	$267

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Capital and surplus, beginning of year	$9,355	$8,586	$9,187
Net income	183	631	267
Change in net unrealized capital gains on investments	206	386	(73)
Change in nonadmitted assets	2	(93)	(160)
Change in asset valuation reserve	(43)	(348)	(24)
Change in reserve valuation basis	(16)	—	—
Change in net deferred income tax	162	109	153
Dividends to Parent	(932)	—	(600)
Prior period corrections	—	89	(169)
Additional paid in surplus	530	—	—
Other adjustments, net	1	(5)	5
Capital and surplus, end of year	$9,448	$9,355	$8,586

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Cash flows from operating activities:
Premiums received	$12,665	$13,351	$12,279
Net investment income received	3,849	4,374	3,783
Other	974	954	910
Total received	17,488	18,679	16,972
Benefits and other payments	12,281	12,418	11,644
Net transfers to (from) separate accounts	764	766	(293)
Operating expenses	1,298	1,725	1,396
Federal income taxes	65	136	269
Total paid	14,408	15,045	13,016
Net cash from operating activities	3,080	3,634	3,956
Cash flows used in investing activities:
Proceeds from investments sold	5,035	2,329	2,888
Proceeds from investments matured or repaid	9,733	12,174	10,107
Cost of investments acquired	(15,553)	(18,668)	(16,388)
Net change in policy loans	17	(17)	(29)
Net cash used in investing activities	(768)	(4,182)	(3,422)
Cash flows (used in) from financing and miscellaneous activities:
Dividends to Parent	(932)	—	(600)
Other miscellaneous uses	(17)	93	(254)
Net cash (used in) from financing and miscellaneous activities	(949)	93	(854)
Net increase (decrease) in cash, cash equivalents and short-term investments	1,363	(455)	(320)
Cash, cash equivalents and short-term investments, beginning of year	1,436	1,891	2,211
Cash, cash equivalents and short-term investments, end of year	$2,799	$1,436	$1,891

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Contribution from New York Life	$530	$—	$—
Exchange/conversion of bonds to bonds	$471	$498	$563
Capitalized interest on bonds	$125	$132	$136
Depreciation/amortization on fixed assets	$77	$81	$73
Transfer of bond investment to other invested assets	$72	$—	$17
Transfer of mortgage loans to other invested assets	$40	$—	$—
Exchange of bonds to stocks	$19	$7	$2
Bonds to be announced commitments - purchased/sold	$10	$133	$—
Other	$13	$15	$35
See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
December 31, 2020, 2019 and 2018

NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2018, the Company determined it understated reserves for a fixed deferred annuity product with guaranteed income benefits dating back to 2014. Management evaluated the adjustment and concluded while the Company's reserves in prior periods were understated, the understatement of reserves was not material to any previously reported annual financial statements. The Company recorded a prior period correction to reduce surplus by $169 million after-tax in 2018, reflecting the cumulative impact for the years 2017 and prior. During 2019, the Company continued to evaluate its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the further evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.
For U.S. SAP, certain SVO approved Exchange Traded Funds ("ETFs") and mutual funds (“SVO-Identified Investments”) are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. SVO-Identified bond ETFs are stated at fair value and reported as bonds.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment's amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.
The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee..

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life, or the remaining estimated life of the real estate.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly, alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").
On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The novel coronavirus (“COVID-19”) pandemic continues to spread in the United States and throughout the world, and has created and may continue to create extreme stress and disruption in the global economy and financial markets, as well as elevated mortality and morbidity experience for the global population. The ultimate extent of the impact will depend on numerous factors, all of which are highly uncertain and cannot be predicted. These factors include the length and severity of the outbreak, including the impact of new variants of the virus and the efficacy of vaccines and therapeutic treatments in combating the virus, the effectiveness of responses to the pandemic taken by governments and private sector businesses, and the impacts on New York Life’s customers, employees and vendors. The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic as it relates to the risks described below on its insurance liabilities, investment portfolio and business operations.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to the coronavirus disease 2019 (“COVID-19”) pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

In 2020, the Company adopted Principles Based Reserving ("PBR"). Under PBR for individual life products, reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products ("VM-21"), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For variable annuity products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts variable annuity reserves written from 1981 to 2019 is permitted under the revisions to New York State Insurance Regulation 213 (11 NYCRR 103), in addition to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in VM-21. Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company's contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform is not expected to significantly impact the Company's financial condition or results of operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)
In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.

In 2018, the NAIC adopted revisions to the disclosure requirements under SSAP 51R “Life Contracts,” SSAP 52 “Deposit-Type Contracts” and SSAP 61 “Life, Deposit-type and Accident and Health Reinsurance.” The adopted revisions require new disclosures on liquidity for life products and variable annuity products. The new disclosures, which are required in 2019, have been included in Note 12 - Insurance Liabilities.
Future Adoption of New Accounting Pronouncement
In 2020, the NAIC adopted revisions to SSAP 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds by maturity at December 31, 2020 and 2019 were as follows (in millions):

	2020		2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$4,974	$5,094	$5,067	$5,144
Due after one year through five years	31,849	33,772	27,360	28,263
Due after five years through ten years(1)	27,348	30,310	31,810	33,388
Due after ten years	25,716	30,246	24,394	27,017
Total	$89,887	$99,422	$88,631	$93,812
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and an affiliated bond issued by NYL Investment Management Holdings LLC ("NYL Investments"). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $88 million and $44 million at December 31, 2020 and 2019, respectively, and cash equivalents with a carrying value of $2,863 million and $1,528 million at December 31, 2020 and 2019, respectively are due in one year or less. Carrying value approximates fair value for these investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2020 and 2019, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2020
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,927	$595	$3	$7,519
All other governments	237	34	—	271
U.S. special revenue and special assessment	15,558	2,391	2	17,947
Industrial and miscellaneous unaffiliated	64,335	6,537	179	70,693
Parent, subsidiaries, and affiliates	2,830	163	1	2,992
Total	$89,887	$9,720	$185	$99,422

	2019
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,336	$343	$23	$5,656
All other governments	272	26	—	298
U.S. special revenue and special assessment	16,064	1,509	21	17,553
Industrial and miscellaneous unaffiliated	64,808	3,441	95	68,155
Parent, subsidiaries, and affiliates	2,151	—	—	2,150
Total	$88,631	$5,319	$139	$93,812

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2020 and 2019 were as follows (in millions):

	2020		2019
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,287	$83	$1,644	$239
Preferred stocks	7	—	13	—
Total	$1,294	$83	$1,657	$239

Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2020 were 6.8% and 2.5% and funded during 2019 were 6.4% and 3.0%, respectively. For 2020, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 54.5% and 53.4% at December 31, 2020 and 2019, respectively). For 2020, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 53.4% and 50.4% at December 31, 2020 and 2019, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,863 million and $14,598 million at December 31, 2020 and 2019, respectively. These loans were originated or acquired by New York Life. Refer to Note 11- Related Party Transactions for more details.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2020 and 2019, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,605	30.8%	$4,729	32.2%
Office buildings	4,293	28.7	4,101	27.9
Retail facilities	2,929	19.6	3,277	22.3
Industrial	2,837	19.0	2,329	15.8
Hotels	274	1.8	239	1.6
Residential	10	0.1	16	0.2
Other	7	—	6	—
Total	$14,955	100.0%	$14,697	100.0%

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,761	25.1%	$3,754	25.5%
Pacific	3,445	23.0	3,255	22.1
South Atlantic	3,362	22.5	3,273	22.3
Middle Atlantic	3,270	21.9	3,249	22.1
New England	1,099	7.3	1,148	7.8
Other	18	0.2	18	0.2
Total	$14,955	100.0%	$14,697	100.0%

At December 31, 2020 and 2019, $73 million of mortgage loans and $1 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing the loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted and commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every 3 years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different cycle to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2020 and 2019, LTVs on the Company’s mortgage loans were as follows (in millions):

	2020
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$70	$—	$—	$—	$—	$70
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	88	65	15	—	—	—	—	168
71% to 80%	383	133	513	41	—	—	—	1,070
Below 70%	4,134	4,095	2,331	2,796	274	10	7	13,647
Total	$4,605	$4,293	$2,929	$2,837	$274	$10	$7	$14,955

	2019
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$128	$—	$—	$—	$—	$128
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	—	—	—	—	—	—	—
71% to 80%	516	123	26	—	—	—	—	665
Below 70%	4,213	3,978	3,123	2,329	239	16	6	13,904
Total	$4,729	$4,101	$3,277	$2,329	$239	$16	$6	$14,697

At December 31, 2020 and 2019, impaired mortgage loans were as follows (in millions):

	2020
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	—	—	70	115	3	—
Total	$—	$—	$71	$116	$3	$—

	2019
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$2	$—	$—
Commercial	128	(17)	—	5	—	—
Total	$128	$(17)	$1	$7	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Other Invested Assets
The carrying value of other invested assets at December 31, 2020 and 2019 consisted of the following (in millions):

	2020	2019
Investment in MCF	$1,251	$676
Limited partnerships and limited liability companies	784	665
Other investments	265	128
Real estate investment property(1)	97	101
LIHTC investments	41	53
Loan to affiliate	22	—
Total other invested assets	$2,460	$1,623
(1) Includes $1 million of real estate that was held for sale which consisted of residential properties acquired through foreclosure in 2019.

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2020, 2019 and 2018 consisted of the following (in millions):

	2020		2019		2018
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$65	$(26)	$99	$46	$77	$29
Limited partnerships and limited liability companies	22	11	16	40	4	—
Other investments	8	—	6	—	6	—
Real estate investment property	14	—	9	—	4	—
LIHTC investments	(12)	—	(14)	—	(16)	—
Total other invested assets	$97	$(15)	$116	$86	$75	$29
(1) Includes unrealized foreign exchange gains (losses) of $3 million, ($4) million, and less than $1 million in 2020, 2019, and 2018, respectively.

In 2020, the Company received a capital contribution from New York Life as an additional equity investment in MCF. As a result of this contribution, the Company increased its ownership of MCF. Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnership, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 2 year to 9 years. During 2020, 2019 and 2018, the Company recorded amortization on these investments under the proportional amortized cost method of $12 million, $14 million and $16 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $15 million, $18 million, and $26 million for 2020, 2019 and 2018, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 14 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.
Assets on Deposit or Pledged as Collateral
At December 31, 2020 and 2019, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2020
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	252	220	32	—	252	0.1	0.1
Subject to dollar repurchase agreements	1	1	—	—	1	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	20	20	—	—	20	0.0	0.0
FHLB capital stock	22	28	(6)	—	22	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$974	$948	$26	$—	$974	0.6%	0.6%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2019
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	220	220	—	—	220	0.1	0.1
Subject to dollar repurchase agreements	1	—	1		1	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank ("FHLB") capital stock	20	19	1	—	20	0.0	0.0
FHLB capital stock	28	28	—	—	28	0.0	0.0
On deposit with states	4	3	1	—	4	0.0	0.0
Total restricted assets	$948	$945	$3	$—	$948	0.6%	0.6%

Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2020, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2020 was $594 million, with a fair value of $659 million. At December 31, 2019, the carrying value was $625 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $693 million and $691 million at December 31, 2020 and 2019, respectively.

At December 31, 2020, the carrying value and fair value of securities held under agreements to purchase and resell was $252 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of four days and a weighted average yield of 0.1%. At December 31, 2019, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2020 and 2019, the Company was a party to dollar repurchase agreements in the general account for $1 million and $1 million, respectively. At December 31, 2020 and 2019, the Company was not a party to any dollar repurchase agreements in the separate accounts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Collateral Received
At December 31, 2020 and 2019, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2020
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	304	304	0.2	0.2
Cash received on repurchase transactions	1	1	—	—
Total	$980	$980	0.8%	0.8%

	2019
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	337	337	0.3	0.3
Cash received on repurchase transactions	1	1	—	—
Total	$1,013	$1,013	0.8%	0.8%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2020		2019
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	288	0.3	331	0.3
Separate accounts liabilities (derivatives)	16	—	6	—
Borrowed money (repurchase agreements)	1	—	1	—
Total	$980	0.9%	$1,013	0.9%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2020 and 2019 (in millions):

	2020
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$5	$—	$—	$—	$—	$5
U.S. government corporation & agencies	2	1	—	—	—	3
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	112	—	—	—	—	112
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

	2019
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$30	$—	$—	$—	$—	$30
U.S. government corporation & agencies	14	1	—	—	—	15
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	75	—	—	—	—	75
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676

At December 31, 2020 and 2019, there were no separate account securities cash collateral received under securities lending agreements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2020 and 2019 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2020		2019
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	400	400	416	416
31 to 60 days	117	117	65	65
61 to 90 days	64	64	22	22
91 to 120 days	10	10	5	5
121 to 180 days	46	46	33	33
181 to 365 days	10	10	26	26
1 to 2 years	20	20	107	107
2 to 3 years	26	26	15	15
Greater than 3 years	—	—	3	3
Total collateral reinvested	$693	$693	$692	$692

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party repurchase agreements at December 31, 2020 and 2019 (in millions):

	2020		2019
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$338	$—	$—	$—
2 Days to 1 Week	$—	$252	$228	$220
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2020 and 2019, the Company did not have any defaulted reverse repurchase agreements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2020 and 2019 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2020	$270	$252
Third Quarter 2020	$218	$210
Second Quarter 2020	$331	$216
First Quarter 2020	$338	$338

Fourth Quarter 2019	$228	$220
Third Quarter 2019	$195	$178
Second Quarter 2019	$183	$182
First Quarter 2019	$224	$178

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2020 and 2019 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2020	$—	$—	$—	$275
Third Quarter 2020	$—	$—	$—	$222
Second Quarter 2020	$—	$—	$—	$338
First Quarter 2020	$—	$—	$—	$345

Fourth Quarter 2019	$—	$—	$—	$233
Third Quarter 2019	$—	$—	$—	$198
Second Quarter 2019	$—	$—	$—	$187
First Quarter 2019	$—	$—	$—	$228

Ending Balance
Fourth Quarter 2020	$—	$—	$—	$257
Third Quarter 2020	$—	$—	$—	$214
Second Quarter 2020	$—	$—	$—	$221
First Quarter 2020	$—	$—	$—	$345

Fourth Quarter 2019	$—	$—	$—	$224
Third Quarter 2019	$—	$—	$—	$182
Second Quarter 2019	$—	$—	$—	$186
First Quarter 2019	$—	$—	$—	$181

At December 31, 2020, and 2019, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2020			2019
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds - amortized cost	3	$—	$—	4	$3	$4
Loan-backed and structured securities - amortized cost	9	35	36	6	5	6
Preferred stock - amortized cost	—	—	—	1	—	—
Total	12	$35	$36	11	$8	$10

The Company did not have any 5GI securities in its separate accounts at December 31, 2020 and 2019.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2020 and 2019, and reacquired within 30 days of the sale date are as follows ($ in millions):

2020
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		39	1	1	—
		39	$1	$1	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2019
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		93	3	4	—
		93	$3	$4	$—

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate futures, interest rate, total return and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2020 and 2019 was $41 million and $3 million, respectively, for which the Company has posted collateral with a fair value of $32 million and $2 million, respectively. If the credit contingent features had been triggered at December 31, 2020, the Company estimates that it would have to post $10 million for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2020 and 2019, the Company held collateral for derivatives of $201 million and $391 million, respectively, including $28 million and $68 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $1 million and $0 million at December 31, 2020 and 2019, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Bond forwards and total return swaps are paired with investment grade bonds in replication transactions to replicate the return and price risk of long-dated fixed income securities.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, including replications, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2020 and 2019 (in millions):

	2020
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$302	$11	$21	$13	$18
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		314	15	21	13	18
Replications:
Bond forwards	Interest	2,335	41	72	—	—
Subtotal replications		2,335	41	72	—	—
Total derivatives qualifying and designated		2,649	56	93	13	18
Derivatives not designated:
Foreign currency forwards	Currency	293	—	13	—	13
Foreign currency swaps	Currency	3,457	224	89	224	89
Futures	Interest	40	—	—	—	—
Equity options	Equity	290	11	—	11	—
Interest rate options	Interest	38,002	18	—	18	—
Interest rate swaps	Interest	2,876	249	1	248	1
Total return swaps	Equity	656	1	74	1	74
Total derivatives not designated		45,614	503	177	502	177
Total derivatives		$48,263	$559	$270	$515	$195
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2019
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$14	$2	$—	$2	$—
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		26	6	—	2	—
Replications:
Bond forwards	Interest	5	—	1	—	—
Total return swaps	Interest	5	—	—	—	—
Subtotal replications		10	—	1	—	—
Total derivatives qualifying and designated		36	6	1	2	—
Derivatives not designated:
Foreign currency forwards	Currency	335	2	3	2	3
Foreign currency swaps	Currency	3,673	280	30	280	30
Futures	Interest	35	—	—	—	—
Equity options	Equity	290	9	—	9	—
Interest rate options	Interest	42,972	1	—	1	—
Interest rate swaps	Interest	2,480	71	2	71	2
Total derivatives not designated		49,785	363	35	363	35
Total derivatives		$49,821	$369	$36	$365	$35
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2020, 2019 and 2018 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Foreign currency swaps	$(12)	$(12)	$5	$—	$10	$—	$2	$1	$1
Interest rate swaps	—	—	—	—	—	—	1	—	—
Total	$(12)	$(12)	$5	$—	$10	$—	$3	$1	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Replications
The following table presents the effects of derivatives in replication relationships for the years end December 31, 2020, 2019 and 2018 (in millions):

	Gain or (Loss) Recognized in Surplus[1]			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Bond forwards	$—	$—	$—	$—	$—	$—	$17	$—	$—
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2020, 2019 and 2018 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Equity options	$5	$(5)	$9	$—	$(4)	$—	$(4)	$(7)	$(7)
Foreign currency forwards	(12)	(4)	3	(6)	14	9	—	—	—
Foreign currency swaps	(109)	(16)	187	13	36	3	47	46	35
Futures	—	(1)	—	—	1	(1)	—	—	—
Interest rate options	14	(10)	(2)	(1)	—	—	(20)	(21)	(13)
Interest rate swaps	178	103	(39)	(29)	—	(27)	18	8	10
Total return swap	(73)	—	—	—	—	—	—	—	—
Total	$3	$67	$158	$(23)	$47	$(16)	$41	$26	$25
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2020 and 2019 are attributed to the following products/transactions (in millions):

	2020		2019
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$34,151	$35	$29,735	$33
VUL insurance products non-guaranteed	10,343	5	9,188	1
UL insurance products guaranteed	6,187	38	5,955	13
VUL insurance products guaranteed	196	6	216	6
Total	$50,877	$84	$45,094	$53
(1) Separate accounts assets classified as not legally insulated support $35 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $25 million of derivatives, $18 million of payable of securities, $5 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $37 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $13 million of derivatives, $2 million of other liabilities, and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,427 million and $6,190 million at December 31, 2020 and 2019, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $44,534 million and $38,957 million at December 31, 2020 and 2019, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)
Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2020	$57
2019	$54
2018	$54
2017	$51
2016	$49

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2020	$5
2019	$3
2018	$7
2017	$7
2016	$9

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2020 and 2019 was as follows (in millions):

	2020
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$167	$—	$2,313	$2,480
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$43,491	$43,491
Amortized cost	5,872	503	—	6,375
Total reserves	$5,872	$503	$43,491	$49,866
By withdrawal characteristics:
With fair value adjustment	$5,872	$503	$—	$6,375
At fair value	—	—	43,491	43,491
Total reserves	$5,872	$503	$43,491	$49,866

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

	2019
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$1	$—	$3,108	$3,109
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$37,978	$37,978
Amortized cost	5,672	493	—	6,165
Total reserves	$5,672	$493	$37,978	$44,143
By withdrawal characteristics:
With fair value adjustment	5,672	493	$—	$6,165
At fair value	—	—	$37,978	$37,978
Total reserves	$5,672	$493	$37,978	$44,143

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2020	2019	2018
Transfers to separate accounts	$2,481	$3,110	$1,918
Transfers from separate accounts	(1,771)	(2,412)	(2,128)
Net transfers to (from) separate accounts	$710	$698	$(210)

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1

Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2

Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Level 3

Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the estimated fair value and carrying amounts of the Company’s financial instruments at December 31, 2020 and 2019 (in millions):

	2020
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$99,422	$89,887	$22	$96,115	$3,285	$—
Preferred stocks	21	7	—	—	21	—
Common stocks(1)	1,286	1,286	1,138	5	55	88
Mortgage loans	15,783	14,955	—	—	15,783	—
Cash, cash equivalents and short-term investments	2,799	2,799	270	2,529	—	—
Derivatives	559	515	—	559	—	—
Derivatives collateral	38	38	—	38	—	—
Other invested assets(1)	339	281	—	124	215	—
Investment income due and accrued	731	731	—	731	—	—
Separate accounts assets	51,556	50,961	44,276	5,905	1,079	296
Total assets	$172,534	$161,460	$45,706	$106,006	$20,438	$384
Liabilities:
Deposit fund contracts:
Annuities certain	$1,126	$1,084	$—	$—	$1,126	$—
Derivatives	270	195	—	270	—	—
Derivatives collateral	288	288	—	288	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	26	25	—	25	1	—
Total liabilities	$2,385	$2,267	$—	$1,258	$1,127	$—
(1)Excludes investments accounted for under the equity method.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2019
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$93,812	$88,631	$83	$90,712	$3,017	$—
Preferred stocks	28	13	—	1	27	—
Common stocks(1)	1,644	1,644	1,521	—	40	83
Mortgage loans	15,249	14,697	—	—	15,249	—
Cash, cash equivalents and short-term investments	1,436	1,436	94	1,342	—	—
Derivatives	369	365	—	368	1	—
Derivatives collateral	2	2	—	2	—	—
Other invested assets(1)	208	173	—	103	105	—
Investment income due and accrued	741	741	—	741	—	—
Separate accounts assets	45,477	45,147	38,670	5,534	978	295
Total assets	$158,966	$152,849	$40,368	$98,803	$19,417	$378
Liabilities:
Annuities certain	$1,104	$1,073	$—	$—	$1,104	$—
Derivatives	36	35	—	36	—	—
Derivatives collateral	331	331	—	331	—	—
Amounts payable under securities lending agreements	676	676	—	676	—	—
Separate accounts liabilities - derivatives	17	13	—	14	3	—
Total liabilities	$2,164	$2,128	$—	$1,057	$1,107	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,069 million and a fair value of $2,158 million at December 31, 2020, and a carrying value and a fair value of $2,151 million at December 31, 2019. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $835 million at December 31, 2020. The fair value of this security is calculated internally using observable inputs and is therefore classified at Level 2.
SVO-Identified Bond ETF
Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. All other ETFs and mutual funds are classified and accounted for as common stock.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e., outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair value and are classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments, preferred units of a limited partnership, and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of preferred units of a limited partnership is derived internally based on market comparables and recent transactions by the limited partnership and therefore classified as Level 3. The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs and therefore is classified as Level 3.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2020
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$265	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	26	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	3	—	Quarterly	100 days or less
Hedge fund	Long/short equity	2	—	Monthly	30 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$384	$—

2019
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$268	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	24	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	2		Quarterly	100 days or less
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	83	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$378	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the balances of assets and liabilities measured at fair value at December 31, 2020 and 2019 (in millions):

	2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$22	$—		$—	$—	$22
U.S. corporate	—	11		—	—	11
Non-agency ABS	—	1		—	—	1
Total bonds	22	12		—	—	34
Common stocks	1,138	5		55	88	1,286
Derivatives	—	502		—	—	502
Separate accounts assets	44,238	1	0	3	296	44,538
Total assets at fair value	$45,398	$520		$58	$384	$46,360
Liabilities at fair value
Derivatives	$—	$177		$—	$—	$177
Separate accounts liabilities - derivatives(1)	—	8		—	—	8
Total liabilities at fair value	$—	$185		$—	$—	$185
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$—	$—	$—	$—	$—
U.S. corporate	—	—	14	—	14
Non-agency ABS	—	22	2	—	24
Total bonds	—	22	16	—	38
Common stocks	1,521	—	40	83	1,644
Derivatives	—	363	1	—	364
Separate accounts assets	38,663	—	1	295	38,959
Total assets at fair value	$40,184	$385	$58	$378	$41,005
Liabilities at fair value
Derivatives	$—	$35	$—	$—	$35
Separate accounts liabilities - derivatives(1)	—	6	—	—	6
Total liabilities at fair value	$—	$41	$—	$—	$41
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2020 and 2019 (in millions):

	2020
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$14	$1	$(14)	$—	$(1)	$—	$—	$—	$—	—
Non-agency ABS	2	—	(2)	—	—	—	—	—	—	—
Total bonds	16	1	(16)	—	(1)	—	—	—	—	—
Common stocks	40	—	(2)	1	13	12	—	(9)	—	55
Preferred Stocks		—	—	—	—	—	—	—	—
Derivatives	1	—	—	(20)	19	—	—	—	—	—
Separate accounts assets	1	—	(1)	(1)	2	2	—	—	—	3
Total	$58	$1	$(19)	$(20)	$33	$14	$—	$(9)	$—	$58

	2019
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$15	$—	$—	$—	$—	$—	$—	$(1)	$14
Non-agency ABS	21	2	(21)	—	—	—	—	—	—	2
Total bonds	21	17	(21)	—	—	—	—	—	(1)	16
Common stocks	37	—	(1)	(1)	(2)	20	—	(13)	—	40
Derivatives	32	—	—	(21)	(10)	—	—	—	—	1
Separate accounts assets	3	—	—	(2)	—	—	—	—	—	1
Total	$93	$17	$(22)	$(24)	$(12)	$20	$—	$(13)	$(1)	$58

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 were less than $1 million for the year ended December 31, 2020, which relates to a U.S. Corporate security that was measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $18 million for the year ended December 31, 2020, which primarily relates to $14 million of U.S. Corporate securities and $2 million of non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period and $2 million of common stock securities that had a level change due to the use of a quoted price in an active market.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Transfers into Level 3 totaled $17 million for the year ended December 31, 2019, which primarily relates to $15 million of a U.S. corporate security and $2 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $22 million for the year ended December 31, 2019, which primarily relates to $21 million from a non-agency asset-backed security that was measured at fair value at the beginning of the period and measured at amortized cost at the end of the period, and common stock securities of $1 million that had a level change due to the use of a quoted price in an active model market.

There were no liabilities measured at fair value at December 31, 2020 and 2019.

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2020, 2019, and 2018 were as follows (in millions):

	2020	2019	2018
Bonds	$3,364	$3,454	$3,312
Common stocks - unaffiliated	25	37	40
Mortgage loans	622	671	609
Policy loans	46	54	54
Other invested assets[1]	106	125	83
Short-term investments	11	36	25
Derivative instruments	61	28	26
Gross investment income	4,235	4,405	4,149
Investment expenses	(171)	(178)	(161)
Net investment income	4,064	4,227	3,988
Net gain from separate accounts	44	47	43
Amortization of IMR	32	26	44
Net investment income, including amortization of IMR	$4,140	$4,300	$4,075
(1) Includes real estate net investment income of $14 million, $9 million and $4 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2020, the due and accrued investment income that was nonadmitted was less than $1 million on bonds.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2020		2019		2018
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	245	134	$166	$108	$133	$64
Investment income	$87	$5	$48	$3	$36	$2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
For the years ended December 31, 2020, 2019, and 2018, net realized capital gains (losses) were as follows (in millions):

	2020	2019	2018
Bonds	$24	$(56)	$(2)
Mortgage loans	(84)	—	—
Common stocks - unaffiliated	50	18	8
Other invested assets	(19)	(17)	(26)
Derivatives	(23)	57	(16)
Net realized capital gains (losses) before tax and transfers to the IMR	(52)	2	(36)
Less:
Capital gains tax expense (benefit)	62	3	(24)
Net realized capital gains (losses) after tax transferred to IMR	63	19	(4)
Net realized capital losses after tax and transfers to the IMR	$(177)	$(20)	$(8)

Proceeds from investments in bonds sold were $2,460 million, $1,224 million and $1,751 million for the years ended December 31, 2020, 2019, and 2018, respectively. Gross gains of $170 million, $44 million and $42 million in 2020, 2019 and 2018 respectively, and gross losses of $19 million, $16 million and $33 million in 2020, 2019, and 2018, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2020, 2019 and 2018 (in millions):

	2020	2019	2018
Bonds	$129	$54	$25
Common and preferred stocks	17	4	4
Other invested assets	19	19	15
Mortgage Loan	84	—	—
Total	$249	$77	$44

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020 and 2019 (in millions):

	2020
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$325	$3	$9	$—	$334	$3
All other governments	—	—	—	—	—	—
U.S. Special Revenue and Special Assessment	270	2	6	—	276	2
Industrial and miscellaneous unaffiliated	3,773	142	1,847	37	5,620	179
Parent, subsidiaries, and affiliates	161	1	—	—	161	1
Total bonds	4,529	148	1,862	37	6,391	185
Equity securities (unaffiliated)
Common stocks	126	7	—	—	126	7
Preferred stocks	—	—	—	—	—	—
Total equity securities	126	7	—	—	126	7
Total	$4,655	$155	$1,862	$37	$6,517	$192
(1) Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.

	2019
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$527	$7	$437	$16	$964	$23
All other governments	—	—	4	—	4	—
U.S. special revenue and special assessment	1,143	15	307	6	1,450	21
Industrial and miscellaneous unaffiliated	3,392	44	2,610	53	6,002	97
Parent, Subsidiaries, and affiliates	2,150	—	—	—	2,150	—
Total bonds	7,212	66	3,358	75	10,570	141
Equity securities (unaffiliated)
Common stocks	187	9	—	—	187	9
Total equity securities	187	9	—	—	187	9
Total	$7,399	$75	$3,358	$75	$10,757	$150
(1)Includes unrealized losses of $2 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2020, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,039 and 450 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $132 million or 72% is related to unrealized losses on investment grade securities and $53 million or 28% is related to below investment grade securities. At December 31, 2019, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,326 and 619 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $97 million, or 69%, is related to unrealized losses on investment grade securities and $43 million, or 31%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $36 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $12 million for six months or less, $24 million for greater than six months through 12 months, and greater than 12 months was less than $1 million. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2020 and 2019 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Bonds	$(2)	$6	$(3)	$192	$106	$(148)	$190	$112	$(151)
Common stocks (unaffiliated)	60	240	(125)	23	(2)	(18)	83	238	(143)
Mortgage Loans	17	(17)	—	—	—	—	17	(17)	—
Other invested assets	(18)	90	29	3	(4)	—	(15)	86	29
Cash, cash equivalents and short-term investments	—	—	—	1	1	(1)	1	1	(1)
Derivatives	(8)	56	163	—	—	—	(8)	56	163
Total change in unrealized on investments	49	375	66	219	101	(166)	268	476	(101)
Capital gains tax expense (benefit)	(62)	(90)	28	—	—	—	(62)	(90)	28
Total change in unrealized gains (losses), net of tax	$(13)	$285	$94	$219	$101	$(166)	$206	$386	$(73)

NOTE 11 - RELATED PARTY TRANSACTIONS
Capital Contributions
The Company made a $72 million capital contribution to MCF during 2020. For the years ended December 31, 2019 and 2018, the Company did not make a contribution to MCF.

Dividend Distributions

For the years ended December 31, 2020, 2019 and 2018, the Company paid a cash dividend to its parent company, New York Life, totaling $932 million, $0 million and $600 million, respectively.

For the years ended December 31, 2020, 2019 and 2018, the Company received dividend distributions from MCF of $65 million, $99 million and $77 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
Significant Transactions
Significant transactions entered into or between the Company and its parent and affiliates, and which written agreements are in place, for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

Ref. #	Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Due Date	Reporting Period Date Amount Due From (To)		Income / (Expenses)
						2020	2019	2020	2019	2018
Loans and Credit Agreements:
1	12/31/2015	MCF	Non-insurance affiliate	Note funding agreement	12/31/2025	$2,089	$2,174	$89	$99	$93
2	12/23/2004 (amended as of 6/5/2020)	New York Life Capital Corporation ("NYLCC")	Non-insurance affliate	Credit agreement	N/A	$—	$—	$—	$—	$—
3	9/30/1993 (amended from time to time)	New York Life	Parent	Credit agreement	N/A	$—	$—	$—	$—	$—
4	4/1/1999 (amended as of 6/5/2020)	New York Life	Parent	Credit Agreement	N/A	$—	$—	$—	$—	$—
Service Agreements:
5	4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	N/A	$4	$4	$44	$45	$45
6	1/1/2015	New York Life	Parent	Lockbox service agreement	Monthly (last day of the month)	$(71)	$(104)	$—	$—	$—
7	Amended and restated at 5/29/2009	New York Life	Parent	Administr-ation agreement	Settled in cash within 90 days	$(27)	$(16)	$(827)	$(875)	$(891)
8	11/1/2014	New York Life	Parent	Participation in mortgage loans, REO and Real Estate	Various	See below footnote (1)
9	1/10/2000	NYLIFE Securities, LLC.	Non-insurance affiliate	Sales agreement	N/A	$—	$—	$(144)	$(126)	$(117)
10	6/30/2008 (amended from time to time	NYLIFE Securities, LLC.	Non-insurance affiliate	Service fee agreement	N/A	$—	$—	$(43)	$(42)	$(43)
11	1/1/2005,(amended 3/28/2014)	NYL Investments	Non-insurance affiliate	Administrative service agreement	Within 30 days of calendar quarter	$—	$—	$32	$34	$35
12	4/1/2000, as amended from time to time	NYL Investors	Non-insurance affiliate	Investment advisory agreement	Billing is every 90 days with payment due within 10 days of receipt of billing	$—	$—	$(136)	$(131)	$(129)
Other Agreements:
13	Various	New York Life	Parent	Sale of corporate owned life insurance policies "COLI"	N/A	$(4,192)	$(4,138)	$—	$—	$—
14	10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non-insurance affiliate	Mortgage loan in real estate	8/10/2022	$83	$83	$3	$3	$3
15	6/11/2012	New York Life	Parent	Tenancy in Common agreement	6/30/2111	$40	$40	$3	$3	$3
16	Various	New York Life	Parent	Structured settlement agreements	N/A	$(145)	$(147)	$—	$—	$—
17	Various	New York Life	Parent	Structured settlement agreements	N/A	See below footnote (2)
Significant Transactions:
18	10/15/2020	New York Life	Affiliated bonds	Purchase of bond investment	12/31/2024	$608	$—	$—	$—	$—
19	11/23/2020	NYL Investments	Affiliated bonds	Initial funding of a second bond investment	12/31/2025	$(162)	$—	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
(1) The Company's interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $14,906 million and $14,644 million at December 31, 2020 and 2019, respectively. There's no REO in the form of participations owned by the Company at December 31, 2020 and 2019.

(2) The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2020 and 2019, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,537 million and $9,084 million, respectively.

1. The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the "MCF Note Agreement") and acquired a variable funding note issued by MCF. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of NYLIC (excluding any portion thereof attributable to NYLIC's investment in the Company), in each case, based on the most recently available quarterly or annual financial statements of NYLIC or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on 12/31/2025. For the years ended December 31, 2020, 2019 and 2018, the Company accrued interest income of $20 million, $23 million and $23 million which is included as part of the amount due from MCF.

2. NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $750 million from proceeds from the issuance of commercial paper.

3. The Company has a credit agreement with New York Life whereby the Company may borrow in the amount of up to $750 million. At 12/31/20, the Company has not borrowed under this agreement.

4. The Company has a credit agreement with New York Life whereby the Company may loan in the amount of up to $750 million. At 12/31/20, the Company has not issued a loan under this agreement.

5. The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company's variable products.

6. New York Life provides the Company with lockbox services to help streamline payment processing and remittances.

7. New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company.

8. The Company's interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life.

9. Registered representatives of NYLIFE Securities solicit sales of the Company's variable products.

10. NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and servicing in-force business.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
11. NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

12. The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, to receive investment advisory and administrative services from NYL Investors. The payments are required to be made within 90 days from the time of billing.

13. The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. The Company has set up policyholder reserve balances for these policies.

14. In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

15. In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity's interest in the property.

16. The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements.

17. New York Life has guaranteed the payments due to unaffiliated third-parties in the event of the Company's bankruptcy. The Company's obligations under the structured settlement contracts are satisfied using annuity policies purchased from New York Life.

18. The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, which includes principal and accrued interest

19. The Company purchased a bond issued by NYL Investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
The following discloses additional information regarding significant transactions entered into by the Company with its parent and affiliates involving services for the years ended December 31, 2020 and 2019 and 2018 (in millions):

Name of Related Party	Overview Description	Amount Charged			Amount Based on Allocation of Costs or Market Rates			Amount Charged, Modified or Waived (Yes/No)
		2020	2019	2018	2020	2019	2018
New York Life	The Company has an administration agreement with New York Life to pay for certain administrative and facility services.	$827	$875	$891	$827	$875	$891	No
NYLIFE Securities LLC.	The Company pays NYLIFE Securities LLC for each separate account variable contract issued in accordance with the rules on commission payments.	$144	$126	$117	$144	$126	$117	No
NYLIFE Securities LLC.	The Company pays NYLIFE Securities LLC a service fee for supervision based on a determined revenue factor based on sales and in-force business.	$43	$42	$43	$43	$42	$43	No
NYL Investors	The Company pays fees to NYL Investors, the calculation of which vary depending on the investment and there are allocations for expenses up to a certain $ limit.	$136	$131	$129	$136	$131	$129	No
The following discloses additional information on significant transactions entered into by the Company with its parent and affiliates involving an exchange of assets and/or liabilities for the year ended December 31, 2020 (in millions):

2020
Name of Related Party	Overview Description	Statement Value of Assets	Have Terms Changed from Preceding Period? (Yes/No)
New York Life	NYL Investments affiliated bond	$600	No

The following discloses the total amount due from/(to) related parties regarding significant transactions for the years ended December 31, 2020 and 2019 (in millions):

2020
Name of Related Party	Aggregate Amount Due From	Aggregate Amount Due To	Amount Offset in Financial Statement (if qualifying)	Net Amount Recoverable / (Payable) by Related Party	Admitted Recoverable
MCF	$2,088	$—	$—	$2,088	$2,088
NYL Investments	$170	$(2)	$—	$168	$168
New York Life	$737	$(4,435)	$—	$(3,698)	$—

2019
Name of Related Party	Aggregate Amount Due From	Aggregate Amount Due To	Amount Offset in Financial Statement (if qualifying)	Net Amount Recoverable / (Payable) by Related Party	Admitted Recoverable
MCF	$2,174	$—	$—	$2,174	$2,174
New York Life	$139	$(4,419)	$—	$(4,280)	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES

Insurance liabilities at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019
Life insurance reserves	$28,516	$27,704
Annuity reserves and supplementary contracts with life contingencies	71,410	69,415
Asset adequacy and special reserves	29	19
Total policy reserves	99,955	97,138
Deposit funds	1,524	1,467
Policy claims	326	259
Total insurance liabilities	$101,805	$98,864
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 1.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement. Reserves for policies issued in 2020 were determined based on principle-based standards as set forth in the NAIC Valuation Manual.

For the years ended December 31, 2020 and 2019, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $195 million and $190 million at December 31, 2020 and 2019, respectively.

At December 31, 2020 and 2019, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $11 million and $14 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2020 and 2019, the Company had $15,766 million and $14,513 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.3% to 8.8%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York State Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table. The VM-22 rates range from 2.00% to 4.50%.
Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.3% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21, with assumed interest rates ranging from 3.25% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2020 and 2019, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $29 million and $19 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

In 2020, the Company recorded a $16 million increase in reserves as a change in valuation basis, which was reported as a direct reduction in surplus in the accompanying Statutory Statements of Changes in Surplus. In 2019, there were no changes in reserve basis for annuity reserves.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019
Fixed period annuities	$1,084	$1,073
Supplemental contracts without life contingencies	410	373
Continued interest accounts	30	21
Total deposit funds	$1,524	$1,467

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2020 and 2019 ($ in millions):

Individual Annuities

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$28,061	$—	$—	$28,061	27%
At book value less current surrender charge of 5% or more	6,969	—	—	6,969	7
At fair value	—	—	33,216	33,216	32
Total with adjustment or at fair value	35,030	—	33,216	68,246	66
At book value without adjustment	19,716	—	—	19,716	19
Not subject to discretionary withdrawal	16,045	—	—	16,045	15
Total	$70,791	$—	$33,216	$104,007	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$932	$—	$—	$932

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,505	$—	$—	$26,505	27%
At book value less current surrender charge of 5% or more	6,139	—	—	6,139	6
At fair value	—	—	28,855	28,855	30
Total with adjustment or at fair value	32,644	—	28,855	61,499	63
At book value without adjustment	20,899	—	—	20,899	21
Not subject to discretionary withdrawal	15,184	—	—	15,184	16
Total	$68,727	$—	$28,855	$97,582	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$74	$—	$—	$74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Group Annuities

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$57	$—	$—	$57	9%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	57	—	—	57	9
At book value without adjustment	44	—	—	44	7
Not subject to discretionary withdrawal	518	—	—	518	84
Total	$619	$—	$—	$619	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$69	$—	$—	$69	10%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	69	—	—	69	10
At book value without adjustment	48	—	—	48	7
Not subject to discretionary withdrawal	571	—	—	571	83
Total	$688	$—	$—	$688	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Deposit-Type Contracts

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	258	—	—	258	17
Not subject to discretionary withdrawal	1,255	—	—	1,255	83
Total	$1,513	$—	$—	$1,513	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	229	—	—	229	16
Not subject to discretionary withdrawal	1,238	—	—	1,238	84
Total	$1,467	$—	$—	$1,467	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2020 and 2019 ($ in millions):

	2020
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,749	18,909	18,215	6,178	6,178	6,178
Universal life with secondary guarantees	5,351	4,659	8,224	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	57	57	57
Variable universal life	1,731	1,729	1,726	10,482	10,326	10,416
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	862	—	—	—
Total life insurance (gross)	25,842	25,308	29,119	16,717	16,561	16,651
Reinsurance ceded	—	—	603	—	—	—
Total life insurance (net)	$25,842	$25,308	$28,516	$16,717	$16,561	$16,651

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2019
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,879	18,864	18,005	5,949	5,949	5,949
Universal life with secondary guarantees	5,145	4,426	7,714	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	53	53	53
Variable universal life	1,403	1,400	1,585	9,350	9,190	9,286
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	869	—	—	—
Total life insurance (gross)	25,438	24,701	28,266	15,352	15,192	15,288
Reinsurance ceded	—	—	562	—	—	—
Total life insurance (net)	$25,438	$24,701	$27,704	$15,352	$15,192	$15,288
NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee universal life and asset flex products. Most of the reinsurance ceded on new and inforce business is on an automatic basis. The quota share currently ceded on new business ranges from 25% to 90%. All products are ceded from first dollar with the exception of variable universal life which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)
Life insurance ceded was 47% and 48% of total life insurance in-force for December 31, 2020, and 2019. The reserve reductions taken for life insurance reinsured at December 31, 2020 and 2019 were $603 million and $562 million, respectively.

The effects of reinsurance for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

	2020	2019	2018
Premiums:
Direct	$13,142	$13,780	$12,771
Assumed	5	5	5
Ceded	(548)	(517)	(541)
Net premiums	$12,599	$13,268	$12,235
Policyholders’ benefits ceded	$655	$496	$468

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax.

Reinsurance recoverable associated with individual and group life was $122 million, $60 million, and $76 million at December 31, 2020, 2019 and 2018, respectively.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life's top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. The purpose of NYLARC is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

On December 31, 2020, New York Life acquired Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions ("GBS”). The acquisition of GBS included the purchase by New York Life of two insurance companies through which GBS is primarily conducted, Life Insurance Company of North America (“LINA”) and Cigna Life Insurance Company of New York (“CLICNY”). Effective March 10, 2021, CLICNY has been renamed New York Life Group Insurance Company of NY ("GICNY"). Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA's group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company's risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA's exposure to mortality risk.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2020, 2019 and 2018 (in millions):

	2020	2019	2018
Defined benefit pension	$30	$28	$31
Defined contribution	10	10	9
Postretirement life and health	6	5	6
Total	$46	$43	$46

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2020 and 2019, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.
Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2020 and 2019, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,004 million and $1,152 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2020 and 2019.

At December 31, 2020 and 2019, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $769 million and $848 million, respectively.

Through June 30, 2021, the Company and NYLIC have agreed to provide MCF sufficient liquidity to allow MCF to fulfill, in a timely manner, any unfunded commitments. The maximum amount of exposure under this contract commitment in the aggregate is $1,569 million as of December 31, 2020.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $539 million and $323 million at December 31, 2020 and 2019, respectively. Unfunded commitments on LIHTC amounted to $5 million and $9 million at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2020 and 2019 was as follows (in millions):

	2020	2019
Membership stock - Class B (1)	$22	$28
Activity stock	—	—
Aggregate total	$22	$28
Actual or estimated borrowing capacity as determined by the insurer	$5,502	$5,302
(1) Membership stock is not eligible for redemption.

At December 31, 2020 and 2019, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2020 and 2019 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$1,512	$1,512	$—
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$525	$525	$325

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2020 and 2019 (in millions):

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,095	$198	$1,293	$1,040	$127	$1,167	$55	$71	$126
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,095	198	1,293	1,040	127	1,167	55	71	126
Nonadmitted DTAs (1)	349	—	349	350	—	350	(1)	—	(1)
Subtotal net admitted DTAs	746	198	944	690	127	817	56	71	127
Gross DTLs	289	264	553	323	204	527	(34)	60	26
Net admitted DTAs (2)	$457	$(66)	$391	$367	$(77)	$290	$90	$11	$101
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$20	$20	$—	$4	$4	$—	$16	$16
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	371	—	371	263	23	286	108	(23)	85
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	371	—	371	263	23	286	108	(23)	85
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,359	N/A	N/A	1,360	N/A	N/A	(1)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	375	178	553	427	100	527	(52)	78	26
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$746	$198	$944	$690	$127	$817	$56	$71	$127

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above at December 31, 2020 and 2019 are as follows ($ in millions):

	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount.	1,006%	1,080%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,057	$9,065

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2020 and 2019.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2020 and 2019. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The Tax Cuts and Jobs Act ("TCJA") was enacted on December 22, 2017. The TCJA significantly changed U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Net deferred taxes and admitted DTAs were increased by an additional $2 million in 2018 to reflect the 21% corporate income tax rate.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes required the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company recorded offsetting DTAs and DTLs.

The tax accounting was completed in 2018 within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA, resulting in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Enactment of the CARES Act did not have a financial impact on the Company.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

	2020	2019	2018	Change 2020-2019	Change 2019-2018
Federal(1)	$102	$226	$215	$(124)	$11
Foreign	—	—	—	—	—
Subtotal	102	226	215	(124)	11
Federal income tax on net capital gains (losses)	62	4	(24)	58	28
Other	—	(22)	(22)	22	—
Total federal and foreign income taxes	$164	$208	$169	$(44)	$39
(1) The Company had investment tax credits of $31 million, $24 million and $30 million for the years ended December 31, 2020, 2019 and 2018, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019	Change
DTAs
Ordinary:
Policyholder reserves	$691	$662	$29
Deferred acquisition costs	292	275	17
Investments	71	61	10
Pension accrual	27	27	—
Receivables - nonadmitted	11	12	(1)
Fixed assets	2	2	—
Other	1	1	—
Subtotal	1,095	1,040	55
Nonadmitted	349	350	(1)
Admitted ordinary DTAs	746	690	56
Capital:
Investments	198	127	71
Subtotal	198	127	71
Nonadmitted	—	—	—
Admitted capital DTAs	198	127	71
Total admitted DTAs	944	817	127
DTLs
Ordinary:
Policyholder reserves	198	284	(86)
Investments	91	39	52
Subtotal	289	323	(34)
Capital:
Investments	264	204	60
Subtotal	264	204	60
Total DTLs	553	527	26
Net admitted DTAs	$391	$290	$101
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$(62)
Increase in net deferred taxes related to other items			162
Decrease in DTAs nonadmitted			1
Total change in net admitted DTAs			$101

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2020, 2019 and 2018 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2020	2019	2018	Change 2020-2019	Change 2019-2018
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$97	$184	$103	$(87)	$81
Net realized capital gains (losses) at statutory rate	(11)	—	(7)	(11)	7
Tax exempt income	(40)	(50)	(22)	10	(28)
Tax credits, net of withholding	(34)	(30)	(33)	(4)	3
Amortization of IMR	(7)	(5)	(9)	(2)	4
Impact of TCJA	—	—	(2)	—	2
Prior year audit liability and settlement	6	(15)	(3)	21	(12)
Non-admitted assets	—	(8)	(6)	8	(2)
Accruals in surplus	(7)	13	(7)	(20)	20
Other	(2)	12	(16)	(14)	28
Income tax incurred and change in net DTAs during period	$2	$101	$(2)	$(99)	$103
Federal income taxes reported in the Company's Statutory Statements of Operations	$102	$227	$215	$(125)	$12
Capital gains tax expense (benefit) incurred	62	4	(24)	58	28
Change in net deferred income taxes	(162)	(109)	(153)	(53)	44
Change in current and deferred income taxes reported in surplus	—	(21)	(40)	21	19
Total federal and foreign income tax expense	$2	$101	$(2)	$(99)	$103

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $59 million, $31 million and $0 million, related to the years ended December 31, 2020, 2019 and 2018, respectively.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors. Effective January 1, 2021, LINA, GICNY, and LINA Benefit Payments, Inc. will be included in the consolidated return.

At December 31, 2020 and 2019, the Company recorded a current income tax (payable)/receivable of $(53) million and $46 million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

At December 31, 2020, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

NOTE 17 - CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million. The Company did not receive a capital contribution from New York Life for the years ended December 31, 2019 and 2018.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2020, 2019 and 2018, principally include the effects of the following (in millions):

	2020	2019	2018
Surplus withdrawn from separate accounts	$45	$44	$48
Changes in surplus relating to separate accounts	(44)	(47)	(43)
Change in liability for reinsurance in unauthorized companies	—	(2)	1
Total	$1	$(5)	$6
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER
The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2020, the amount of earned surplus of the Company available for the payment of dividends was $4,965 million. The maximum amount of dividends that may be paid in 2021 without prior notice to or approval of the Delaware Insurance Commissioner is $942 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18 - DIVIDENDS TO STOCKHOLDER (continued)

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2020, the Company paid a $932 million dividend to its sole stockholder, New York Life. In 2019, the Company did not pay a dividend to New York Life. In 2018, the Company paid a $600 million dividend to New York Life.

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company had structured securities classified with the intent to sell with an amortized cost before OTTI of $50 million and $4 million, fair value of $43 million and $3 million, and recognized OTTI of $7 million and $1 million in the general account and separate account, respectively, at December 31, 2020.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
05946XY72	$841	$756	$85	$756	$820	12/31/2020
126694RN0	436	—	436	—	389	12/31/2020
17029RAA9	81	36	44	36	35	12/31/2020
3622ELAG1	250	242	8	242	247	12/31/2020
3622EUAB2	413	407	6	407	407	12/31/2020
3622EUAC0	78	77	1	77	77	12/31/2020
3622MPAB4	398	356	42	356	387	12/31/2020
362334MD3	3	3	—	3	3	12/31/2020
61749EAD9	2,093	1,981	112	1,981	2,044	12/31/2020
76110VSU3	279	180	99	180	50	12/31/2020
784649AG0	73	—	73	—	47	12/31/2020
059469AF3	773	698	75	698	716	9/30/2020
12627HAK6	682	607	74	607	632	9/30/2020
12628KAF9	829	767	63	767	814	9/30/2020
12628LAJ9	171	164	7	164	151	9/30/2020
12629EAD7	917	860	57	860	853	9/30/2020
126694DT2	467	454	13	454	451	9/30/2020
126694RN0	469	466	3	466	418	9/30/2020
17309BAB3	127	120	7	120	127	9/30/2020
32052MAA9	34	34	—	34	27	9/30/2020
3622EUAB2	444	424	20	424	430	9/30/2020
3622EUAC0	961	919	42	919	938	9/30/2020
362334MD3	3	3	—	3	3	9/30/2020
36244SAC2	3,626	3,160	467	3,160	3,603	9/30/2020
36244SAF5	2,256	1,966	290	1,966	2,241	9/30/2020
46628LBK3	196	24	173	24	177	9/30/2020
61751DAE4	341	336	5	336	334	9/30/2020
649603AQ0	667	626	41	626	618	9/30/2020
65537BAF7	1,414	1,280	134	1,280	1,365	9/30/2020
76110VSU3	339	328	11	328	260	9/30/2020

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94983UAB3	1,057	867	189	867	1,031	9/30/2020
94988PAD5	36,311	36,311	—	36,311	30,362	9/30/2020
94988PAE3	10,738	10,738	—	10,738	7,813	9/30/2020
00011#AA1	1,832	1,258	574	1,258	1,627	6/30/2020
02147QAF9	282	278	4	278	282	6/30/2020
02151HAA3	49	45	4	45	46	6/30/2020
058933AQ5	214	187	27	187	201	6/30/2020
059469AF3	812	793	19	793	735	6/30/2020
05948KP52	191	190	—	190	192	6/30/2020
05951KAZ6	67	66	1	66	66	6/30/2020
05951KBA0	54	54	—	54	55	6/30/2020
12544TAH7	242	236	6	236	238	6/30/2020
12544VAB5	36	35	2	35	34	6/30/2020
12627HAK6	709	700	9	700	649	6/30/2020
12628KAF9	847	838	8	838	775	6/30/2020
12628LAJ9	182	175	7	175	155	6/30/2020
12629EAD7	959	930	29	930	843	6/30/2020
12638PAE9	1,123	1,091	32	1,091	1,156	6/30/2020
12667FJ55	1,265	1,236	28	1,236	1,273	6/30/2020
12667G6W8	1,425	1,415	10	1,415	1,328	6/30/2020
12667GRG0	1,867	1,789	78	1,789	1,814	6/30/2020
12667GXN8	481	477	4	477	469	6/30/2020
12668AQ65	1,616	1,588	28	1,588	1,609	6/30/2020
151314CC3	49	48	1	48	49	6/30/2020
15132EKT4	37	25	12	25	37	6/30/2020
17029RAA9	80	34	46	34	22	6/30/2020
17309BAB3	131	130	1	130	124	6/30/2020
225458XZ6	6,650	6,435	215	6,435	6,442	6/30/2020
32052MAA9	42	34	8	34	27	6/30/2020
3622E8AC9	2,676	2,582	94	2,582	2,617	6/30/2020
3622ELAG1	294	268	26	268	275	6/30/2020
3622EUAB2	453	451	2	451	436	6/30/2020
3622EUAC0	1,029	977	52	977	950	6/30/2020
362334MD3	3	3	—	3	3	6/30/2020
362375AF4	648	586	62	586	626	6/30/2020
36244SAC2	3,896	3,751	145	3,751	3,745	6/30/2020
36244SAF5	2,424	2,334	90	2,334	2,330	6/30/2020
45660LHT9	453	438	16	438	449	6/30/2020
46627MEA1	330	320	10	320	348	6/30/2020
46628BBD1	285	265	21	265	278	6/30/2020
46628SAE3	2,134	2,012	122	2,012	2,139	6/30/2020
46628SAG8	1,542	1,429	113	1,429	1,542	6/30/2020
61749EAD9	2,438	2,225	213	2,225	2,266	6/30/2020
61749EAE7	702	637	66	637	654	6/30/2020
61749EAH0	758	698	60	698	720	6/30/2020
61750YAB5	807	764	42	764	871	6/30/2020

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAD1	1,476	1,331	144	1,331	1,417	6/30/2020
61750YAE9	198	187	10	187	202	6/30/2020
61750YAJ8	384	360	24	360	385	6/30/2020
61751DAE4	352	350	2	350	346	6/30/2020
61752RAM4	822	784	38	784	836	6/30/2020
65537BAC4	2,351	2,149	202	2,149	2,155	6/30/2020
65537BAF7	1,498	1,451	47	1,451	1,410	6/30/2020
75970HAD2	12	12	1	12	12	6/30/2020
76111XZW6	2,727	2,462	265	2,462	2,658	6/30/2020
76114CAD8	780	709	71	709	771	6/30/2020
784649AG0	121	83	37	83	81	6/30/2020
78476YAA4	225	201	25	201	401	6/30/2020
78477AAA5	87	67	20	67	67	6/30/2020
78637VAB4	1,192	643	549	643	809	6/30/2020
78637VAD0	1,189	642	547	642	808	6/30/2020
78637VAF5	1,189	642	547	642	1,148	6/30/2020
78637VAH1	1,200	648	552	648	810	6/30/2020
78637VAK4	1,269	685	584	685	856	6/30/2020
78637VAM0	1,287	695	593	695	867	6/30/2020
78637VAP3	1,297	700	597	700	856	6/30/2020
78637VAR9	1,333	720	614	720	871	6/30/2020
78637VAT5	1,359	733	626	733	887	6/30/2020
78637VAV0	1,382	746	636	746	904	6/30/2020
78637VAX6	1,437	776	661	776	902	6/30/2020
94984MAG9	452	438	14	438	452	6/30/2020
94988PAC7	3,506	2,426	1,080	2,426	2,962	6/30/2020
94988PAD5	36,670	36,127	543	36,127	34,894	6/30/2020
94988PAE3	15,706	15,569	137	15,569	13,266	6/30/2020
94988YAB0	1,309	802	507	802	1,102	6/30/2020
94988YAD6	1,533	815	718	815	1,292	6/30/2020
94988YAF1	1,529	813	716	813	1,288	6/30/2020
94988YAH7	3,573	2,537	1,037	2,537	3,008	6/30/2020
94989FAB0	1,277	782	494	782	1,077	6/30/2020
94989FAD6	1,088	477	611	477	917	6/30/2020
94989FAF1	1,310	803	508	803	1,104	6/30/2020
94989FAH7	3,467	2,461	1,006	2,461	2,920	6/30/2020
L2287*AA5	4,920	3,993	927	3,993	4,033	6/30/2020
L2287*AB3	3,270	2,663	607	2,663	2,468	6/30/2020
L2287*AC1	11,284	9,197	2,087	9,197	8,989	6/30/2020
059469AF3	686	651	35	651	547	3/31/2020
12628KAF9	931	857	74	857	754	3/31/2020
12628LAJ9	188	187	—	187	155	3/31/2020
46625YQX4	1,513	1,451	62	1,451	1,382	3/31/2020
46628BBD1	27	27	—	27	24	3/31/2020

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
57643MCG7	—	—	—	—	—	3/31/2020
65537BAC4	2,431	2,404	27	2,404	2,089	3/31/2020
Subtotal - General Account	XXX	XXX	$23,446	XXX	XXX

Guaranteed Separate Accounts
61749EAD9	$93	$88	$5	$88	$91	12/31/2020
76110VSU3	2	2	1	2	—	12/31/2020
059469AF3	129	116	12	116	119	9/30/2020
12627HAK6	120	107	13	107	111	9/30/2020
12628KAF9	108	100	8	100	106	9/30/2020
36244SAC2	198	173	26	173	197	9/30/2020
36244SAF5	188	164	24	164	187	9/30/2020
61751DAE4	49	48	1	48	48	9/30/2020
76110VSU3	3	3	—	3	2	9/30/2020
94983UAB3	181	148	32	148	176	9/30/2020
000366AB0	210	36	174	36	114	6/30/2020
001406AB3	114	70	43	70	31	6/30/2020
00256DAB8	223	145	78	145	117	6/30/2020
02147QAF9	376	371	5	371	375	6/30/2020
02151HAA3	19	18	1	18	18	6/30/2020
04546KAB4	221	178	43	178	120	6/30/2020
058933AQ5	104	93	10	93	100	6/30/2020
059469AF3	136	132	4	132	122	6/30/2020
12544VAB5	14	14	1	14	14	6/30/2020
12627HAK6	125	123	1	123	115	6/30/2020
12628KAF9	110	109	1	109	101	6/30/2020
126673QR6	185	183	2	183	180	6/30/2020
3622E8AC9	57	55	2	55	56	6/30/2020
36244SAC2	213	205	8	205	205	6/30/2020
36244SAF5	202	194	8	194	194	6/30/2020
45660LHT9	604	584	21	584	599	6/30/2020
61749EAD9	108	99	9	99	101	6/30/2020
61749EAE7	54	49	5	49	50	6/30/2020
61749EAH0	162	150	13	150	154	6/30/2020
61750YAB5	93	89	5	89	101	6/30/2020
61750YAE9	49	47	3	47	51	6/30/2020
61750YAJ8	144	135	9	135	144	6/30/2020
61751DAE4	50	50	—	50	49	6/30/2020
94988PAC7	478	331	147	331	404	6/30/2020
94988PAD5	5,000	4,926	74	4,926	4,758	6/30/2020
94988PAE3	2,142	2,123	19	2,123	1,809	6/30/2020
94988YAB0	178	109	69	109	150	6/30/2020
94988YAD6	209	111	98	111	176	6/30/2020

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94988YAF1	208	111	98	111	176	6/30/2020
94988YAH7	487	346	141	346	410	6/30/2020
94989FAB0	174	107	67	107	147	6/30/2020
94989FAD6	148	65	83	65	125	6/30/2020
94989FAF1	179	109	69	109	151	6/30/2020
94989FAH7	473	336	137	336	398	6/30/2020
059469AF3	49	46	2	46	39	3/31/2020
12628KAF9	121	112	10	112	98	3/31/2020
126673QR6	200	200	—	200	188	3/31/2020
Subtotal - Guaranteed Separate Accounts	XXX	XXX	1,582	XXX	XXX
Grand Total	XXX	XXX	$25,028	XXX	XXX
(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 11, 2021, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CARVM	Commissioners’ Annuity Reserve Valuation Method
CLICNY	Cigna Life Insurance Company of New York
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
COVID-19	Coronavirus 2019
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
ETFs	Exchange Traded Funds
FHLB	Federal Home Loan Bank
GBS	Group Benefit Solutions
GICNY	New York Life Group Insurance Company of NY
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
RMBS	Residential mortgage-backed securities
SSAP	Statement of statutory accounting principle
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
The Company	New York Life Insurance and Annuity Corporation
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2020

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$186,292,922
Other bonds (unaffiliated)	3,083,220,508
Bonds of affiliates	94,372,237
Preferred stocks (unaffiliated)	8,884
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	25,150,810
Common stocks of affiliates	—
Mortgage loans	622,440,191
Real estate	11,244,538
Premium notes, policy loans and liens	46,178,070
Cash on hand and on deposit	621,932
Short-term investments	11,367,212
Derivative instruments	61,185,393
Other invested assets	82,875,190
Aggregate write-ins for investment income	8,082,948
Gross investment income	$4,233,040,835

Real Estate Owned - Book Value less Encumbrances	$98,014,692

Mortgage Loans - Book Value:

Residential mortgages	$9,911,501
Commercial mortgages	14,284,625,627
Mezzanine real estate loans	660,731,769
Total mortgage loans	$14,955,268,897

Mortgage Loans by Standing - Book Value:
Good standing	$14,882,328,916
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$2,456,800
Foreclosures in process	$70,483,181

Other Invested Assets - Statement Value	$2,316,515,367

Collateral Loans	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,830,896,565
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$7,665,839,393
Over one year through five years	31,848,853,375
Over five years through 10 years	27,347,642,456
Over 10 years through 20 years	11,904,440,462
Over 20 years	13,812,501,712
Total by maturity	$92,579,277,398

Bonds by NAIC designation - statement value
NAIC 1	$60,043,794,753
NAIC 2	27,979,204,201
NAIC 3	2,372,491,315
NAIC 4	1,744,410,065
NAIC 5	394,763,946
NAIC 6	44,613,118
Total by NAIC designation	$92,579,277,398

Total bonds publicly traded	$55,227,296,379
Total bonds privately placed	$37,351,981,019

Preferred Stocks - Statement Value	$7,415,712

Common Stocks - Fair Value	$1,286,086,295

Short-Term Investments - Book Value	$87,814,021

Options, Caps and Floors Owned - Statement Value	$28,671,128

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$290,613,035

Future Contracts Open - Current Value	$40,699

Cash on Deposit	$(151,935,469.03)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$178,821,080
Credit life	$—
Group life	$748,152,412

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$988,825

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$15,002,902
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$428,674,759
Income payable	$52,206,853

Ordinary - involving life contingencies
Income payable	$42,503,974

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,700,712,455
Deferred - fully paid account balance	$45,059,560,415
Deferred - not fully paid - account balance	$36,778,409,721

Group
Amount of income payable	$84,199,660
Fully paid account balance	$1,496,496
Not fully paid - account balance	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$234,059,154
Dividend accumulations - account balance	$—

Claim Payments 2020 (in thousands):
Group accident and health - year ended December 31, 2019
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

Other accident and health
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2020	$824,593
2019	$764,168
2018	$572,495
2017	$486,327
2016	$371,779
Prior	$4,644

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2020

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$6,927,326,544	6.140%	$6,927,326,544	—	$6,927,326,544	6.141%
All other governments	236,945,117	0.210	236,945,117	—	236,945,117	0.210
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	15,557,569,114	13.790	15,557,569,114	—	15,557,569,114	13.792
Industrial and miscellaneous	63,754,113,407	56.509	63,754,113,407	—	63,754,113,407	56.519
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,830,896,565	2.509	2,830,896,565	—	2,830,896,565	2.510
SVO identified funds	22,350,290	0.020	22,350,290	—	22,350,290	0.020
Unaffiliated Bank loans	558,250,421	0.495	558,250,421	—	558,250,421	0.495
Total long-term bonds	89,887,451,458	79.673	89,887,451,458	—	89,887,451,458	79.687
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	7,415,712	0.007	7,415,712	—	7,415,712	0.007
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	7,415,712	0.007	7,415,712	—	7,415,712	0.007
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	801,815,725	0.711	801,815,725	—	801,815,725	0.711
Industrial and miscellaneous Other (Unaffiliated)	60,604,248	0.054	60,604,248	—	60,604,248	0.054
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	423,666,322	0.376	423,666,322	—	423,666,322	0.376
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,286,086,295	1.140	1,286,086,295	—	1,286,086,295	1.140
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	9,911,503	0.009	10,023,235	—	10,023,235	0.009
Commercial mortgages	14,284,625,628	12.661	14,284,625,627	—	14,284,625,627	12.664
Mezzanine real estate loans	660,731,769	0.586	660,731,769	—	660,731,769	0.586
Total valuation allowance	—	—	(111,734)	—	(111,734)	—
Total mortgage loans	14,955,268,900	13.256	14,955,268,897	—	14,955,268,897	13.258
Real Estate:

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	98,014,693	0.087	98,014,692	—	98,014,692	0.087
Properties held for sale	—	—	—	—	—	—
Total real estate	98,014,693	0.087	98,014,692	—	98,014,692	0.087
Cash, cash equivalents and short-term investments:
Cash	(151,935,469)	(0.135)	(151,935,469)	—	(151,935,469)	(0.135)
Cash equivalents	2,863,388,863	2.538	2,863,388,863	—	2,863,388,863	2.538
Short-term investments	87,814,021	0.078	87,814,021	—	87,814,021	0.078
Total cash, cash equivalents and short-term investments	2,799,267,415	2.481	2,799,267,415	—	2,799,267,415	2.482
Contract loans	908,089,358	0.805	890,069,994	—	890,069,994	0.789
Derivatives	515,180,694	0.457	515,180,694	—	515,180,694	0.457
Other invested assets	2,318,128,753	2.055	2,316,515,367	—	2,316,515,367	2.054
Receivables for securities	7,355,949	0.007	7,355,949	—	7,355,949	0.007
Securities Lending	—	—	—	—	—	—
Other invested assets	38,337,049	0.034	38,337,049		38,337,049	0.034
Total invested assets	$112,820,596,276	100.000%	$112,800,963,522	—	$112,800,963,522	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2020

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743
The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $123,563,132,745

2.Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$3,320,346,058	2.7%
JPMORGAN CHASE & CO	Bonds/Equity	$1,278,685,113	1.0%
WELLS FARGO & COMPANY	Bonds/Equity	$1,167,890,377	0.9%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.6%
MORGAN STANLEY	Bonds/Equity	$752,454,264	0.6%
GS MORTGAGE SECURITIES	Bonds	$681,567,075	0.6%
CITIGROUP	Bonds/Equity	$584,581,634	0.5%
THE MACERICH COMPANY	Mortgage Loans	$480,944,006	0.4%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.4%
BROOKFIELD PROPERTY PARTNERS, L.P.	Mortgage Loans	$431,451,975	0.3%
3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$60,043,794,761	48.6%	P/RP - 1	$17,404	—%
NAIC – 2	$27,979,204,192	22.6%	P/RP - 2	$200,989	—%
NAIC – 3	$2,372,491,315	1.9%	P/RP - 3	$—	—%
NAIC – 4	$1,744,410,064	1.4%	P/RP - 4	$—	—%
NAIC – 5	$394,763,946	0.3%	P/RP - 5	$1,465,882	—%
NAIC – 6	$44,613,119	—%	P/RP - 6	$5,731,437	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
4.Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$13,565,348,014	11.0%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5.Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,288,224,547	10.8%
Countries rated NAIC-2	$167,075,347	0.1%
Countries rated NAIC-3 or below	$110,048,120	0.1%
6.Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$3,925,745,934	3.2%
CAYMAN ISLANDS	$3,271,416,351	2.6%
Countries rated NAIC-2:
MEXICO	$103,525,646	0.1%
COLOMBIA	$25,951,370	—%
Countries rated NAIC-3 or below:
BARBADOS	$79,477,175	0.1%
BAHAMAS	$28,731,225	—%

7. Aggregate unhedged foreign currency exposure	$407,236,388	0.3%
8.Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$401,828,923	0.3%
Countries rated NAIC-2:	$3,692,105	—%
Countries rated NAIC-3 or below:	$1,715,361	—%
9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Australia	$174,222,566	0.1%
Luxembourg	$98,183,821	0.1%
Countries rated NAIC-2:
India	$1,603,074	—%
Italy	$978,031	—%
Countries rated NAIC-3 or below:
Brazil	$1,148,971	—%
South Africa	$566,390	—%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
SMITH & NEPHEW PLC	1.G	$144,500,000	0.1%
TRITAX BIG BOX REIT PLC	2.A	$137,036,673	0.1%
STATNETT SF	1.F	$123,800,000	0.1%
ANGLIAN WATER GROUP LTD	1.G FE	$115,432,755	0.1%
BRITISH LAND COMPANY PLC	1.F	$113,628,742	0.1%
ANGEL TRAINS GRP	2.B	$113,320,101	0.1%
LESAFFRE	2.A	$104,001,742	0.1%
BUUK INFRASTRUCTURE ISSUER PLC	2.B FE	$102,931,286	0.1%
WESTPAC BANKING CORP	1.D FE	$96,967,167	0.1%
THAMES WATER UTILITIES HOLDINGS	2.A	$95,413,569	0.1%
11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,251,449,493	1.0%
VANGUARD 500 INDEX FUND	$240,728,381	0.2%
SPDR S&P 500 ETF TRUST	$200,103,193	0.2%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$88,554,329	0.1%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.1%
CANDRIAM GF HIGH YIELD CORPORATE	$85,640,090	0.1%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$76,475,935	0.1%
INE CANDRIAM GF US COR BD SQ USD DIS	$58,263,500	0.0%
MACKAY SHIELDS UNCONSTRAINED BONDS	$55,170,626	0.0%
NYLIC HKP MEMBER LLC	$49,704,863	0.0%
14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities
Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$396,176,145	$—	$396,176,145
CANDRIAM LUXEMBOURG	$252,682,615	$—	$252,682,615
THE VANGUARD GROUP, INC.	$240,728,381	$240,728,381	$—
STATE STREET GLOBAL ADVISORS	$200,103,193	$200,103,193	$—
GOLDPOINT PARTNERS	$124,508,779	$—	$124,508,779
AUSBIL INVESTMENT MANAGEMENT LIMITED	$115,813,081	$—	$115,813,081
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$86,357,780	$—	$86,357,780
NEW YORK LIFE INVESTMENT MANAGEMENT LLC	$55,170,626	$55,170,626	$—
MACKAY SHIELDS LLC	$49,438,593	$—	$49,438,593
TCW	$34,710,903	$—	$34,710,903

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.3%
Commercial	$306,245,000	0.2%
Commercial	$247,100,000	0.2%
Commercial	$228,900,000	0.2%
Commercial	$220,890,000	0.2%
Commercial	$205,476,020	0.2%
Commercial	$183,592,539	0.1%
Commercial	$175,114,096	0.1%
Commercial	$159,000,000	0.1%
Commercial	$155,699,999	0.1%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$425,252,242	0.3%
Mortgage loans over 90 days past due	$2,456,800	—%
Mortgage loans in the process of foreclosure	$70,483,181	0.1%
Mortgage loans foreclosed	$39,978,973	—%
Restructured mortgage loans	$—	—%
17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$69,828,182	0.1%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$167,134,636	0.1%	$—	—%
71% to 80%	$359,676	—%	$1,070,273,026	0.9%	$—	—%
Below 70%	$9,551,824	—%	$13,638,121,552	11.0%	$—	—%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$594,252,138	0.5%	$671,315,646	$617,334,746	$610,306,021
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$252,333,000	0.2%	$338,383,000	$216,285,000	$210,206,000
Dollar repurchase agreements	$827,313	—%	$—	$155,186	$257,646
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
21.Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$28,671,128	—%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%
22.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$107,412,941	0.1%	$106,071,578	$105,086,427	$103,674,634
Income generation	$—	—%	$—	$—	$—
Replications	$12,632,294	—%	$10,390,153	$9,879,730	$8,889,548
Other	$—	—%	$—	$—	$—
23.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$568,974	—%	$995,785	$742,005	$634,401
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS
At and for the Year Ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1. Has New York Life Insurance and Annuity Corporation reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:__________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] NA [ X ]

2.Has New York Life Insurance and Annuity Corporation reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

3.Does New York Life Insurance and Annuity Corporation have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes [ ] No [ X ]

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS (continued)
4.Has New York Life Insurance and Annuity Corporation reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response	Identify reinsurance contract(s)	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

5.Has New York Life Insurance and Annuity Corporation ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] NA [ ]

b.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] NA [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:__________

90